UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number number

  811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur,

One Franklin Parkway,

San Mateo,

CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:

650 312-2000

Date of fiscal year end:   5/31

Date of reporting period:   5/31/24

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

K2 Alternative Strategies Fund
Class A [FAAAX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$269	2.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class A shares of K2 Alternatives Strategies Fund returned 9.57%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 5.89% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials, utilities and health care sectors. Long fixed income positioning and currency hedges also aided performance, led by emerging market sovereign bonds and short positioning against the Swiss franc.

↑	Long short equity was the largest strategy contributor, with gains driven by long equity positioning in the industrials, utilities and health care sectors.
↑	Long short equity sub-advisor Electron Capital Partners was the leading contributor, driven by long positioning in the industrials sector, especially the capital goods industry, and in utilities.

Top detractors from performance:
↓
Among asset classes, commodity positioning weighed the most on returns, due to short positions in agricultural and metal commodities held by sub-advisor Capital Fund Management (CFM). Credit positioning also detracted, due to credit default swaps by RBC Global Asset Management (UK) (formerly, BlueBay Asset Management) in emerging market sovereign bonds.

↓	The Strategic Overlay strategy, activated at the end of the first quarter of 2024, was a modest detractor as its long exposure to S&P 500® Index futures weighed slightly on returns.
↓	Three of the sub-advisors modestly detracted. One River Asset Management, a relative value sub-advisor (exited in March 2024) weighed the most on returns.
Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were an overall contributor to performance, as gains from equity total return swaps, equity index futures and interest rate contracts outweighed losses from credit default swaps, commodity futures and foreign exchange forward contracts.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	068-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class A (without sales charge)	9.57	2.55	2.51
Class A (with sales charge)	3.56	1.39	1.93
MSCI All Country World Index-NR	23.56	11.67	8.40
HFRX Global Hedge Fund Index	5.89	3.46	1.59
ICE BofA U.S. 3-Month Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018 has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$634,669,943
Total Number of Portfolio Holdings*	721
Total Management Fee Paid	$11,431,760
Portfolio Turnover Rate	257.70%
*	Does not include derivatives, except purchased option contracts, if any.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	068-ATSR-0724

WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Strategy Allocation (% of Total Net Assets)

	Long Positions	Short Positions
Long Short Equity	43.2	-32.4
Relative Value	51.6	-26.1
Event Driven	2.3	-2.0
Global Macro	95.0	-136.3
Strategic Overlay	3.0	--
Total	195.1	-196.8
Figures include the effect of gross notional exposure of derivatives.
HOW HAS THE FUND CHANGED?
In October 2023, the Fund revised its investment strategies to reflect that the Fund’s investment manager may directly manage a portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies. In March 2024, the Fund further revised its investment strategies to reflect that the Fund’s investment manager: (i) may directly manage up to a substantial portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies; and (ii) manages a small portion of the Fund’s assets according to its strategic overlay strategy, which uses derivatives and other instruments to adjust the Fund’s net exposure to markets, asset classes and sectors. The investment manager of the Fund, however, still allocates a substantial portion (or, at times, up to all) of the Fund’s assets to affiliated and unaffiliated sub-advisors to implement the Fund’s alternative investment strategies.
Effective as of June 3, 2024, the Fund’s named portfolio management team consists of Lillian C. Night, Art Vinokur, Brooks Ritchey, Robert Christian and Anthony Zanolla. It is anticipated that Mr. Ritchey will retire and step down as a member of the Fund’s portfolio management team on or about September 30, 2024.
Effective July 1, 2023, the Fund’s contractual fee and expense cap on operating expenses was reduced from 1.95% to 1.90% (excluding Rule 12b-1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs). Effective March 1, 2024, this contractual fee and expense cap on operating expenses was further reduced to 1.70% through September 30, 2025.
In addition, effective on March 1, 2024, the Fund’s contractual management fee schedule was reduced by 0.20% for each breakpoint.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	068-ATSR-0724

K2 Alternative Strategies Fund
Class C [FASCX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$347	3.33%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class C shares of K2 Alternatives Strategies Fund returned 8.69%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 5.89% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials, utilities and health care sectors. Long fixed income positioning and currency hedges also aided performance, led by emerging market sovereign bonds and short positioning against the Swiss franc.

↑	Long short equity was the largest strategy contributor, with gains driven by long equity positioning in the industrials, utilities and health care sectors.
↑	Long short equity sub-advisor Electron Capital Partners was the leading contributor, driven by long positioning in the industrials sector, especially the capital goods industry, and in utilities.

Top detractors from performance:
↓
Among asset classes, commodity positioning weighed the most on returns, due to short positions in agricultural and metal commodities held by sub-advisor Capital Fund Management (CFM). Credit positioning also detracted, due to credit default swaps by RBC Global Asset Management (UK) (formerly, BlueBay Asset Management) in emerging market sovereign bonds.

↓	The Strategic Overlay strategy, activated at the end of the first quarter of 2024, was a modest detractor as its long exposure to S&P 500® Index futures weighed slightly on returns.
↓	Three of the sub-advisors modestly detracted. One River Asset Management, a relative value sub-advisor (exited in March 2024) weighed the most on returns.
Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were an overall contributor to performance, as gains from equity total return swaps, equity index futures and interest rate contracts outweighed losses from credit default swaps, commodity futures and foreign exchange forward contracts.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	520-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class C (without sales charge)	8.69	1.79	1.75
Class C (with sales charge)	7.69	1.79	1.75
MSCI All Country World Index-NR	23.56	11.67	8.40
HFRX Global Hedge Fund Index	5.89	3.46	1.59
ICE BofA U.S. 3-Month Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$634,669,943
Total Number of Portfolio Holdings*	721
Total Management Fee Paid	$11,431,760
Portfolio Turnover Rate	257.70%
*	Does not include derivatives, except purchased option contracts, if any.
WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Strategy Allocation (% of Total Net Assets)

	Long Positions	Short Positions
Long Short Equity	43.2	-32.4
Relative Value	51.6	-26.1
Event Driven	2.3	-2.0
Global Macro	95.0	-136.3
Strategic Overlay	3.0	--
Total	195.1	-196.8
Figures include the effect of gross notional exposure of derivatives.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	520-ATSR-0724

HOW HAS THE FUND CHANGED?
In October 2023, the Fund revised its investment strategies to reflect that the Fund’s investment manager may directly manage a portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies. In March 2024, the Fund further revised its investment strategies to reflect that the Fund’s investment manager: (i) may directly manage up to a substantial portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies; and (ii) manages a small portion of the Fund’s assets according to its strategic overlay strategy, which uses derivatives and other instruments to adjust the Fund’s net exposure to markets, asset classes and sectors. The investment manager of the Fund, however, still allocates a substantial portion (or, at times, up to all) of the Fund’s assets to affiliated and unaffiliated sub-advisors to implement the Fund’s alternative investment strategies.
Effective as of June 3, 2024, the Fund’s named portfolio management team consists of Lillian C. Night, Art Vinokur, Brooks Ritchey, Robert Christian and Anthony Zanolla. It is anticipated that Mr. Ritchey will retire and step down as a member of the Fund’s portfolio management team on or about September 30, 2024.
Effective July 1, 2023, the Fund’s contractual fee and expense cap on operating expenses was reduced from 1.95% to 1.90% (excluding Rule 12b-1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs). Effective March 1, 2024, this contractual fee and expense cap on operating expenses was further reduced to 1.70% through September 30, 2025.
In addition, effective on March 1, 2024, the Fund’s contractual management fee schedule was reduced by 0.20% for each breakpoint.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	520-ATSR-0724

K2 Alternative Strategies Fund
Class R [FSKKX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$295	2.82%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class R shares of K2 Alternatives Strategies Fund returned 9.30%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 5.89% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials, utilities and health care sectors. Long fixed income positioning and currency hedges also aided performance, led by emerging market sovereign bonds and short positioning against the Swiss franc.

↑	Long short equity was the largest strategy contributor, with gains driven by long equity positioning in the industrials, utilities and health care sectors.
↑	Long short equity sub-advisor Electron Capital Partners was the leading contributor, driven by long positioning in the industrials sector, especially the capital goods industry, and in utilities.

Top detractors from performance:
↓
Among asset classes, commodity positioning weighed the most on returns, due to short positions in agricultural and metal commodities held by sub-advisor Capital Fund Management (CFM). Credit positioning also detracted, due to credit default swaps by RBC Global Asset Management (UK) (formerly, BlueBay Asset Management) in emerging market sovereign bonds.

↓	The Strategic Overlay strategy, activated at the end of the first quarter of 2024, was a modest detractor as its long exposure to S&P 500® Index futures weighed slightly on returns.
↓	Three of the sub-advisors modestly detracted. One River Asset Management, a relative value sub-advisor (exited in March 2024) weighed the most on returns.
Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were an overall contributor to performance, as gains from equity total return swaps, equity index futures and interest rate contracts outweighed losses from credit default swaps, commodity futures and foreign exchange forward contracts.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	820-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class R (without sales charge)	9.30	2.31	2.22
Class R (with sales charge)	9.30	2.31	2.22
MSCI All Country World Index-NR	23.56	11.67	8.40
HFRX Global Hedge Fund Index	5.89	3.46	1.59
ICE BofA U.S. 3-Month Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$634,669,943
Total Number of Portfolio Holdings*	721
Total Management Fee Paid	$11,431,760
Portfolio Turnover Rate	257.70%
*	Does not include derivatives, except purchased option contracts, if any.
WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Strategy Allocation (% of Total Net Assets)

	Long Positions	Short Positions
Long Short Equity	43.2	-32.4
Relative Value	51.6	-26.1
Event Driven	2.3	-2.0
Global Macro	95.0	-136.3
Strategic Overlay	3.0	--
Total	195.1	-196.8
Figures include the effect of gross notional exposure of derivatives.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	820-ATSR-0724

HOW HAS THE FUND CHANGED?
In October 2023, the Fund revised its investment strategies to reflect that the Fund’s investment manager may directly manage a portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies. In March 2024, the Fund further revised its investment strategies to reflect that the Fund’s investment manager: (i) may directly manage up to a substantial portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies; and (ii) manages a small portion of the Fund’s assets according to its strategic overlay strategy, which uses derivatives and other instruments to adjust the Fund’s net exposure to markets, asset classes and sectors. The investment manager of the Fund, however, still allocates a substantial portion (or, at times, up to all) of the Fund’s assets to affiliated and unaffiliated sub-advisors to implement the Fund’s alternative investment strategies.
Effective as of June 3, 2024, the Fund’s named portfolio management team consists of Lillian C. Night, Art Vinokur, Brooks Ritchey, Robert Christian and Anthony Zanolla. It is anticipated that Mr. Ritchey will retire and step down as a member of the Fund’s portfolio management team on or about September 30, 2024.
Effective July 1, 2023, the Fund’s contractual fee and expense cap on operating expenses was reduced from 1.95% to 1.90% (excluding Rule 12b-1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs). Effective March 1, 2024, this contractual fee and expense cap on operating expenses was further reduced to 1.70% through September 30, 2025.
In addition, effective on March 1, 2024, the Fund’s contractual management fee schedule was reduced by 0.20% for each breakpoint.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	820-ATSR-0724

K2 Alternative Strategies Fund
Class R6 [FASRX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$237	2.26%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Class R6 shares of K2 Alternatives Strategies Fund returned 10.03%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 5.89% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials, utilities and health care sectors. Long fixed income positioning and currency hedges also aided performance, led by emerging market sovereign bonds and short positioning against the Swiss franc.

↑	Long short equity was the largest strategy contributor, with gains driven by long equity positioning in the industrials, utilities and health care sectors.
↑	Long short equity sub-advisor Electron Capital Partners was the leading contributor, driven by long positioning in the industrials sector, especially the capital goods industry, and in utilities.

Top detractors from performance:
↓
Among asset classes, commodity positioning weighed the most on returns, due to short positions in agricultural and metal commodities held by sub-advisor Capital Fund Management (CFM). Credit positioning also detracted, due to credit default swaps by RBC Global Asset Management (UK) (formerly, BlueBay Asset Management) in emerging market sovereign bonds.

↓	The Strategic Overlay strategy, activated at the end of the first quarter of 2024, was a modest detractor as its long exposure to S&P 500® Index futures weighed slightly on returns.
↓	Three of the sub-advisors modestly detracted. One River Asset Management, a relative value sub-advisor (exited in March 2024) weighed the most on returns.
Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were an overall contributor to performance, as gains from equity total return swaps, equity index futures and interest rate contracts outweighed losses from credit default swaps, commodity futures and foreign exchange forward contracts.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	830-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Class R6 (without sales charge)	10.03	2.89	2.84
Class R6 (with sales charge)	10.03	2.89	2.84
MSCI All Country World Index-NR	23.56	11.67	8.40
HFRX Global Hedge Fund Index	5.89	3.46	1.59
ICE BofA U.S. 3-Month Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$634,669,943
Total Number of Portfolio Holdings*	721
Total Management Fee Paid	$11,431,760
Portfolio Turnover Rate	257.70%
*	Does not include derivatives, except purchased option contracts, if any.
WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Strategy Allocation (% of Total Net Assets)

	Long Positions	Short Positions
Long Short Equity	43.2	-32.4
Relative Value	51.6	-26.1
Event Driven	2.3	-2.0
Global Macro	95.0	-136.3
Strategic Overlay	3.0	--
Total	195.1	-196.8
Figures include the effect of gross notional exposure of derivatives.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	830-ATSR-0724

HOW HAS THE FUND CHANGED?
In October 2023, the Fund revised its investment strategies to reflect that the Fund’s investment manager may directly manage a portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies. In March 2024, the Fund further revised its investment strategies to reflect that the Fund’s investment manager: (i) may directly manage up to a substantial portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies; and (ii) manages a small portion of the Fund’s assets according to its strategic overlay strategy, which uses derivatives and other instruments to adjust the Fund’s net exposure to markets, asset classes and sectors. The investment manager of the Fund, however, still allocates a substantial portion (or, at times, up to all) of the Fund’s assets to affiliated and unaffiliated sub-advisors to implement the Fund’s alternative investment strategies.
Effective as of June 3, 2024, the Fund’s named portfolio management team consists of Lillian C. Night, Art Vinokur, Brooks Ritchey, Robert Christian and Anthony Zanolla. It is anticipated that Mr. Ritchey will retire and step down as a member of the Fund’s portfolio management team on or about September 30, 2024.
Effective July 1, 2023, the Fund’s contractual fee and expense cap on operating expenses was reduced from 1.95% to 1.90% (excluding Rule 12b-1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs). Effective March 1, 2024, this contractual fee and expense cap on operating expenses was further reduced to 1.70% through September 30, 2025.
In addition, effective on March 1, 2024, the Fund’s contractual management fee schedule was reduced by 0.20% for each breakpoint.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	830-ATSR-0724

K2 Alternative Strategies Fund
Advisor Class [FABZX]
Annual Shareholder Report | May 31, 2024

This annual shareholder report contains important information about K2 Alternative Strategies Fund for the period June 1, 2023, to May 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$244	2.33%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2024, Advisor Class shares of K2 Alternatives Strategies Fund returned 9.87%. The Fund compares its performance to the HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 5.89% and 5.45%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
At the asset class level, long positioning in equities drove gains, led by the industrials, utilities and health care sectors. Long fixed income positioning and currency hedges also aided performance, led by emerging market sovereign bonds and short positioning against the Swiss franc.

↑	Long short equity was the largest strategy contributor, with gains driven by long equity positioning in the industrials, utilities and health care sectors.
↑	Long short equity sub-advisor Electron Capital Partners was the leading contributor, driven by long positioning in the industrials sector, especially the capital goods industry, and in utilities.

Top detractors from performance:
↓
Among asset classes, commodity positioning weighed the most on returns, due to short positions in agricultural and metal commodities held by sub-advisor Capital Fund Management (CFM). Credit positioning also detracted, due to credit default swaps by RBC Global Asset Management (UK) (formerly, BlueBay Asset Management) in emerging market sovereign bonds.

↓	The Strategic Overlay strategy, activated at the end of the first quarter of 2024, was a modest detractor as its long exposure to S&P 500® Index futures weighed slightly on returns.
↓	Three of the sub-advisors modestly detracted. One River Asset Management, a relative value sub-advisor (exited in March 2024) weighed the most on returns.
Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were an overall contributor to performance, as gains from equity total return swaps, equity index futures and interest rate contracts outweighed losses from credit default swaps, commodity futures and foreign exchange forward contracts.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 1	10-ATSR-0724

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 5/31/2014 — 5/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2024

	1 Year	5 Year	10 Year
Advisor Class (without sales charge)	9.87	2.83	2.78
Advisor Class (with sales charge)	9.87	2.83	2.78
MSCI All Country World Index-NR	23.56	11.67	8.40
HFRX Global Hedge Fund Index	5.89	3.46	1.59
ICE BofA U.S. 3-Month Treasury Bill Index	5.45	2.12	1.47
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2024)

Total Net Assets	$634,669,943
Total Number of Portfolio Holdings*	721
Total Management Fee Paid	$11,431,760
Portfolio Turnover Rate	257.70%
*	Does not include derivatives, except purchased option contracts, if any.
WHAT DID THE FUND INVEST IN?  (as of May 31, 2024)
Strategy Allocation (% of Total Net Assets)

	Long Positions	Short Positions
Long Short Equity	43.2	-32.4
Relative Value	51.6	-26.1
Event Driven	2.3	-2.0
Global Macro	95.0	-136.3
Strategic Overlay	3.0	--
Total	195.1	-196.8
Figures include the effect of gross notional exposure of derivatives.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 2	10-ATSR-0724

HOW HAS THE FUND CHANGED?
In October 2023, the Fund revised its investment strategies to reflect that the Fund’s investment manager may directly manage a portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies. In March 2024, the Fund further revised its investment strategies to reflect that the Fund’s investment manager: (i) may directly manage up to a substantial portion of the Fund’s assets in one or more of the Fund’s alternative investment strategies; and (ii) manages a small portion of the Fund’s assets according to its strategic overlay strategy, which uses derivatives and other instruments to adjust the Fund’s net exposure to markets, asset classes and sectors. The investment manager of the Fund, however, still allocates a substantial portion (or, at times, up to all) of the Fund’s assets to affiliated and unaffiliated sub-advisors to implement the Fund’s alternative investment strategies.
Effective as of June 3, 2024, the Fund’s named portfolio management team consists of Lillian C. Night, Art Vinokur, Brooks Ritchey, Robert Christian and Anthony Zanolla. It is anticipated that Mr. Ritchey will retire and step down as a member of the Fund’s portfolio management team on or about September 30, 2024.
Effective July 1, 2023, the Fund’s contractual fee and expense cap on operating expenses was reduced from 1.95% to 1.90% (excluding Rule 12b-1 fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs). Effective March 1, 2024, this contractual fee and expense cap on operating expenses was further reduced to 1.70% through September 30, 2025.
In addition, effective on March 1, 2024, the Fund’s contractual management fee schedule was reduced by 0.20% for each breakpoint.
This is a summary of certain changes to the Fund since June 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents  or upon request at (800) DIAL BEN/342-5236 or prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding”, will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
K2 Alternative Strategies Fund
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE	PAGE 3	10-ATSR-0724

ITEM 2.   CODE OF ETHICS.

(a)   The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f)   Pursuant to Item 19(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)   The Registrant has an audit committee financial expert serving on its audit committee.

(2)   The audit committee financial experts are Ann Torre Bates, David W. Niemiec and Valerie M. Williams and they are “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $174,873 for the fiscal year ended May 31, 2024 and $189,474 for the fiscal year ended May 31, 2023.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)       pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii)       pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv)       establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

K2 Alternative Strategies Fund
Franklin Alternative Strategies Funds
Financial Statements and Other Important Information

Annual	| May 31, 2024

[This page intentionally left blank.]

2	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Consolidated Financial Highlights
K2 Alternative Strategies Fund

	Year Ended May 31,
	2024	2023	2022	2021	2020
Class A
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.69	$11.16	$12.46	$11.19	$11.28
Income from investment operations[a]:
Net investment income (loss)[b]	0.24	0.15	(0.06)	(0.08)	(0.03)
Net realized and unrealized gains (losses)	0.79	(0.32)	(0.68)	1.45	0.02
Total from investment operations	1.03	(0.17)	(0.74)	1.37	(0.01)
Less distributions from:
Net investment income	(0.05)	(0.21)	(0.06)	—	(0.07)
Net realized gains	—	(0.09)	(0.50)	(0.10)	(0.01)
Total distributions	(0.05)	(0.30)	(0.56)	(0.10)	(0.08)
Net asset value, end of year	$11.67	$10.69	$11.16	$12.46	$11.19
Total return[c]	9.57%	(1.48)%	(6.25)%	12.25%	(0.15)%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[d]	2.83%	2.82%	2.75%	2.82%	2.58%
Expenses net of waiver, payments by affiliates and expense reduction[d]	2.57%	2.64%	2.60%[e]	2.64%	2.40%
Expenses incurred in connection with securities sold short	0.47%	0.45%	0.40%	0.44%	0.20%
Net investment income (loss)	2.22%	1.31%	(0.49)%	(0.67)%	(0.25)%
Supplemental data
Net assets, end of year (000’s)	$63,320	$76,464	$94,580	$102,138	$90,205
Portfolio turnover rate	257.70%	225.53%	177.61%	236.64%	271.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
eBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	3

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Year Ended May 31,
	2024	2023	2022	2021	2020
Class C
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.35	$10.80	$12.11	$10.95	$11.05
Income from investment operations[a]:
Net investment income (loss)[b]	0.15	0.06	(0.15)	(0.15)	(0.11)
Net realized and unrealized gains (losses)	0.77	(0.31)	(0.66)	1.41	0.02
Total from investment operations	0.92	(0.25)	(0.81)	1.26	(0.09)
Less distributions from:
Net investment income	—	(0.11)	—	—	—
Net realized gains	—	(0.09)	(0.50)	(0.10)	(0.01)
Total distributions	—	(0.20)	(0.50)	(0.10)	(0.01)
Net asset value, end of year	$11.27	$10.35	$10.80	$12.11	$10.95
Total return[c]	8.69%	(2.12)%	(7.06)%	11.51%	(0.85)%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[d]	3.60%	3.57%	3.50%	3.54%	3.33%
Expenses net of waiver, payments by affiliates and expense reduction[d]	3.33%	3.39%	3.35%[e]	3.36%	3.15%
Expenses incurred in connection with securities sold short	0.47%	0.45%	0.40%	0.44%	0.20%
Net investment income (loss)	1.46%	0.55%	(1.24)%	(1.39)%	(1.00)%
Supplemental data
Net assets, end of year (000’s)	$7,957	$15,720	$24,486	$31,541	$36,043
Portfolio turnover rate	257.70%	225.53%	177.61%	236.64%	271.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.
dIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
eBenefit of expense reduction rounds to less than 0.01%.

4	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Year Ended May 31,
	2024	2023	2022	2021	2020
Class R
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.73	$11.13	$12.44	$11.20	$11.28
Income from investment operations[a]:
Net investment income (loss)[b]	0.22	0.10	(0.08)	(0.11)	(0.06)
Net realized and unrealized gains (losses)	0.80	(0.31)	(0.68)	1.45	0.02
Total from investment operations	1.02	(0.21)	(0.76)	1.34	(0.04)
Less distributions from:
Net investment income	(0.02)	(0.10)	(0.05)	—	(0.03)
Net realized gains	—	(0.09)	(0.50)	(0.10)	(0.01)
Total distributions	(0.02)	(0.19)	(0.55)	(0.10)	(0.04)
Net asset value, end of year	$11.73	$10.73	$11.13	$12.44	$11.20
Total return	9.30%	(1.65)%	(6.50)%	11.97%	(0.39)%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[c]	3.07%	3.07%	3.04%	3.06%	2.83%
Expenses net of waiver, payments by affiliates and expense reduction[c]	2.82%	2.89%	2.85%[d]	2.88%	2.65%
Expenses incurred in connection with securities sold short	0.47%	0.45%	0.40%	0.44%	0.20%
Net investment income (loss)	1.97%	1.05%	(0.78)%	(0.91)%	(0.50)%
Supplemental data
Net assets, end of year (000’s)	$348	$351	$811	$840	$884
Portfolio turnover rate	257.70%	225.53%	177.61%	236.64%	271.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
dBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	5

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Year Ended May 31,
	2024	2023	2022	2021	2020
Class R6
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.78	$11.27	$12.58	$11.25	$11.34
Income from investment operations[a]:
Net investment income (loss)[b]	0.29	0.18	(0.02)	(0.04)	0.01
Net realized and unrealized gains (losses)	0.79	(0.33)	(0.69)	1.47	0.02
Total from investment operations	1.08	(0.15)	(0.71)	1.43	0.03
Less distributions from:
Net investment income	(0.09)	(0.25)	(0.10)	—	(0.11)
Net realized gains	—	(0.09)	(0.50)	(0.10)	(0.01)
Total distributions	(0.09)	(0.34)	(0.60)	(0.10)	(0.12)
Net asset value, end of year	$11.77	$10.78	$11.27	$12.58	$11.25
Total return	10.03%	(1.20)%	(6.05)%	12.61%	0.27%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[c]	2.47%	2.48%	2.44%	2.50%	2.26%
Expenses net of waiver, payments by affiliates and expense reduction[c]	2.26%	2.36%	2.32%[d]	2.32%	2.07%
Expenses incurred in connection with securities sold short	0.47%	0.45%	0.40%	0.44%	0.20%
Net investment income (loss)	2.54%	1.64%	(0.18)%	(0.35)%	0.08%
Supplemental data
Net assets, end of year (000’s)	$124,279	$44,192	$47,851	$27,471	$15,537
Portfolio turnover rate	257.70%	225.53%	177.61%	236.64%	271.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
dBenefit of expense reduction rounds to less than 0.01%.

6	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

K2 Alternative Strategies Fund (continued)

	Year Ended May 31,
	2024	2023	2022	2021	2020
Advisor Class
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.76	$11.24	$12.55	$11.23	$11.33
Income from investment operations[a]:
Net investment income (loss)[b]	0.27	0.17	(0.03)	(0.05)	—[c]
Net realized and unrealized gains (losses)	0.81	(0.32)	(0.69)	1.47	0.01
Total from investment operations	1.08	(0.15)	(0.72)	1.42	0.01
Less distributions from:
Net investment income	(0.08)	(0.24)	(0.09)	—	(0.10)
Net realized gains	—	(0.09)	(0.50)	(0.10)	(0.01)
Total distributions	(0.08)	(0.33)	(0.59)	(0.10)	(0.11)
Net asset value, end of year	$11.76	$10.76	$11.24	$12.55	$11.23
Total return	9.87%	(1.21)%	(6.05)%	12.55%	0.19%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[d]	2.60%	2.57%	2.50%	2.57%	2.33%
Expenses net of waiver, payments by affiliates and expense reduction[d]	2.33%	2.39%	2.35%[e]	2.39%	2.15%
Expenses incurred in connection with securities sold short	0.47%	0.45%	0.40%	0.44%	0.20%
Net investment income (loss)	2.46%	1.55%	(0.24)%	(0.42)%	—[f]
Supplemental data
Net assets, end of year (000’s)	$438,766	$710,974	$1,099,387	$1,152,105	$977,094
Portfolio turnover rate	257.70%	225.53%	177.61%	236.64%	271.51%

aThe amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01.
dIncludes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
eBenefit of expense reduction rounds to less than 0.01%.
fAmount rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	7

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Consolidated Schedule of Investments, May 31, 2024
K2 Alternative Strategies Fund

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests 20.2%
	Aerospace & Defense 0.0%†
[a]	Astroscale Holdings Inc.	Japan	1,600	$8,648
[a]	Satellogic Inc., 1/25/27, wts.	United States	2,058	243
				8,891
	Biotechnology 3.5%
	Amgen Inc.	United States	6,973	2,132,692
[a]	Apellis Pharmaceuticals Inc.	United States	41,412	1,625,421
[a]	Apogee Therapeutics Inc.	United States	19,447	887,561
[a]	Argenx SE, ADR	Netherlands	3,267	1,212,122
[a]	Celldex Therapeutics Inc.	United States	26,796	892,307
[a,b]	Crinetics Pharmaceuticals Inc.	United States	46,969	2,085,893
[a]	Dyne Therapeutics Inc.	United States	54,392	1,734,017
[a]	Ideaya Biosciences Inc.	United States	16,994	621,131
[a]	Insmed Inc.	United States	19,283	1,061,529
[a,c]	Krystal Biotech Inc.	United States	5,727	916,606
[a,b,c]	Kymera Therapeutics Inc.	United States	15,753	505,829
[a,b]	Neurocrine Biosciences Inc.	United States	11,578	1,567,777
[a]	Regeneron Pharmaceuticals Inc.	United States	2,171	2,127,927
[a]	Vaxcyte Inc.	United States	20,312	1,427,324
[a]	Vera Therapeutics Inc., A	United States	16,144	613,311
[a,b]	Vertex Pharmaceuticals Inc.	United States	5,391	2,454,738
[a]	Xenon Pharmaceuticals Inc.	Canada	16,099	612,889
				22,479,074
	Building Products 0.3%
[a]	Johnson Controls International PLC	United States	23,449	1,686,218
	Capital Markets 0.0%†
[b]	Palmer Square Capital BDC Inc.	United States	3,910	64,280
	Chemicals 0.0%†
[a,d]	Covestro AG, 144A	Germany	3,162	170,366
	Communications Equipment 0.0%†
[a,b]	Commscope Holding Co. Inc.	United States	13,626	19,622
[a,e]	Riverbed Technology, Inc.	United States	1,499	—
	Spirent Communications PLC	United Kingdom	44,520	104,718
				124,340
	Construction & Engineering 1.3%
[a]	Centuri Holdings Inc.	United States	3,120	85,644
[a]	Mastec Inc.	United States	42,735	4,797,004
	Quanta Services Inc.	United States	13,339	3,680,763
				8,563,411
	Construction Materials 0.4%
[a]	CRH PLC	United States	27,347	2,235,891
	Consumer Staples Distribution & Retail 0.0%†
[b,f]	Albertsons Cos. Inc., A	United States	12,882	265,884
	Containers & Packaging 0.0%†
	DS Smith PLC	United Kingdom	31,031	152,190

8	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)20.2%
	Diversified Financial Services 0.0%†
[a]	Conx Corp., A, 10/30/27, wts.	United States	14,679	$2,238
[a]	Nabors Energy Transition Corp. II, 9/05/28, wts.	United States	2,168	280
[a,e]	Pegasus Acquisition Co. Europe BV, A	Netherlands	30,999	—
[a,e]	Pershing Square Tontine Holdings Ltd., A	United States	42,829	—
[e]	Pershing Square Tontine Holdings Ltd., Contingent Value, rts., 12/31/33, A	United States	10,707	—
[a]	Southport Acquisition Corp., 5/24/28, wts.	United States	4,946	256
[a,e]	Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	77
[a]	Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	308
[a]	Teract SA, 11/16/25, wts.	France	3,920	2
				3,161
	Diversified Telecommunication Services 0.0%†
[a]	Telecom Italia SpA	Italy	433,740	114,337
	Electric Utilities 2.9%
	Constellation Energy Corp.	United States	31,268	6,792,973
[b]	Edison International	United States	34,556	2,655,629
	Entergy Corp.	United States	17,039	1,916,717
	Eversource Energy	United States	16,318	966,515
	NextEra Energy Inc.	United States	20,238	1,619,445
[b]	PG&E Corp.	United States	125,719	2,330,830
	PPL Corp.	United States	76,425	2,241,545
				18,523,654
	Electrical Equipment 2.4%
[a]	Array Technologies Inc.	United States	103,718	1,470,721
[a]	Bloom Energy Corp., A	United States	37,457	611,298
[a,b]	Enovix Corp.	United States	161,898	1,719,357
[a]	Fluence Energy Inc., A	United States	48,034	1,207,094
[a]	GE Vernova Inc.	United States	22,273	3,917,821
[a]	Nextracker Inc., A	United States	9,304	513,302
[b,f]	Vertiv Holdings Co., A	United States	56,195	5,511,044
				14,950,637
	Energy Equipment & Services 0.1%
[a]	Nabors Industries Ltd.	United States	6,899	515,769
[a]	US Silica Holdings Inc.	United States	1,142	17,690
				533,459
	Entertainment 0.1%
	Endeavor Group Holdings Inc., A	United States	17,071	458,015
	Financial Services 0.1%
[a,d]	Network International Holdings PLC, 144A	United Arab Emirates	42,169	211,174
[a,d]	Nexi SpA, 144A	Italy	18,289	121,742
				332,916
	Ground Transportation 0.1%
	ALPS Logistics Co. Ltd.	Japan	979	35,289
[a,b]	Uber Technologies Inc.	United States	12,151	784,468
				819,757
	Health Care Equipment & Supplies 2.1%
[a]	Axonics Inc.	United States	1,772	118,884
[a]	Bausch + Lomb Corp.	United States	654	10,032
[b]	Becton Dickinson & Co.	United States	10,023	2,325,035

franklintempleton.com	Annual Report	9

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)20.2%
	Health Care Equipment & Supplies (continued)2.1%
[a,b]	Boston Scientific Corp.	United States	15,123	$ 1,142,845
	The Cooper Cos. Inc.	United States	12,578	1,186,231
[b]	GE Healthcare Technologies Inc.	United States	6,093	475,254
[a,b]	Hologic Inc.	United States	22,186	1,636,883
[a]	Inari Medical Inc.	United States	41,731	2,086,550
[a,b]	Intuitive Surgical Inc.	United States	4,416	1,775,762
[a,e]	Shockwave Medical Inc.	United States	364	121,940
[a]	Solventum Corp.	United States	14,960	887,726
[a,c]	Tandem Diabetes Care Inc.	United States	34,276	1,755,960
				13,523,102
	Health Care Providers & Services 0.7%
[a,b]	Amedisys Inc.	United States	1,370	124,875
[b]	The Cigna Group	United States	2,746	946,326
[a,b]	Community Health Systems Inc.	United States	38,154	151,090
	Humana Inc.	United States	7,600	2,721,712
[a,c]	OPKO Health Inc.	United States	3,781	5,180
[a]	R1 Rcm Inc.	United States	8,858	113,914
[b]	UnitedHealth Group Inc.	United States	1,088	538,963
				4,602,060
	Hotels, Restaurants & Leisure 0.0%†
[a]	HomeToGo SE, 12/31/25, wts.	Luxembourg	716	1
[a]	Norwegian Cruise Line Holdings Ltd.	United States	9,018	149,699
				149,700
	Independent Power & Renewable Electricity Producers 1.3%
[b]	The AES Corp.	United States	105,556	2,278,954
	Clearway Energy Inc., C	United States	19,002	532,056
[d]	Neoen SA, 144A	France	852	35,142
[a,b]	Sunnova Energy International Inc.	United States	82,446	430,368
[b]	Vistra Corp.	United States	46,993	4,656,067
				7,932,587
	Industrial Conglomerates 1.1%
	3M Co.	United States	14,310	1,433,003
	General Electric Co.	United States	23,911	3,948,663
	Hitachi Ltd.	Japan	18,359	1,890,751
				7,272,417
	Interactive Media & Services 0.0%†
[a]	Karnov Group AB, B	Sweden	4,395	36,228
	IT Services 0.0%†
[a]	Brand Engagement Network Inc., A, 3/14/29, wts.	United States	241	36
[a]	Perficient Inc.	United States	950	70,443
[a]	Squarespace Inc., A	United States	816	35,904
				106,383
	Life Sciences Tools & Services 1.1%
	Agilent Technologies Inc.	United States	8,666	1,130,133
[a]	Avantor Inc.	United States	69,300	1,668,744
[a]	Inotiv Inc.	United States	2,165	4,049
	Lonza Group AG	Switzerland	1,613	875,618
[a]	Maravai Lifesciences Holdings Inc., A	United States	159,985	1,387,070
[a]	QIAGEN NV	United States	43,481	1,880,988
				6,946,602

10	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)20.2%
	Machinery 0.0%†
[a,c]	Desktop Metal Inc., A	United States	46,548	$26,239
	Media 0.1%
[a]	Adtheorent Holding Co. Inc.	United States	9,802	31,268
[a,b]	Altice USA Inc., A	United States	116,237	288,268
	Ascential PLC	United Kingdom	8,823	36,767
[a,b]	Clear Channel Outdoor Holdings Inc., A	United States	3,780	5,443
[a,b]	Iheartmedia Inc., A	United States	25,061	23,197
[a,b,f]	Liberty Media Corp.	United States	10,204	231,223
				616,166
	Metals & Mining 0.0%†
[a]	Samarco Mineracao SA Escrow	Brazil	384,000	317,261
	Oil, Gas & Consumable Fuels 0.2%
[a,e,g]	Gazprom PJSC	Russia	615,160	—
[f]	Golar LNG Ltd.	Bermuda	4,770	125,403
	Hess Corp.	United States	1,361	209,730
[b]	New Fortress Energy Inc., A	United States	31,538	799,488
[b]	Targa Resources Corp.	United States	2,284	270,038
				1,404,659
	Passenger Airlines 0.0%†
[a]	Jetblue Airways Corp.	United States	139	777
	Pharmaceuticals 1.4%
	AstraZeneca PLC, ADR	United Kingdom	26,217	2,045,450
[b]	Eli Lilly & Co.	United States	1,946	1,596,382
[b]	Merck & Co. Inc.	United States	20,001	2,510,925
[b]	Novo Nordisk AS, ADR	Denmark	18,943	2,562,609
				8,715,366
	Professional Services 0.1%
	Applus Services SA	Spain	25,279	348,897
[a]	Falcon's Beyond Global Inc., A, 9/01/27, wts.	United States	180	270
				349,167
	Semiconductors & Semiconductor Equipment 0.2%
[a]	Arm Holdings PLC, ADR	United States	1,682	202,715
[a]	Enphase Energy Inc.	United States	6,818	872,022
[a]	Sequans Communications SA, ADR	France	109,092	85,092
				1,159,829
	Software 0.1%
	Altium Ltd.	Australia	12,131	543,590
	Specialized REITs 0.3%
	Digital Realty Trust Inc.	United States	5,559	807,945
	Equinix Inc.	United States	922	703,467
[b]	VICI Properties Inc., A	United States	16,615	477,017
				1,988,429
	Textiles Apparel & Luxury Goods 0.0%†
	Gildan Activewear Inc., A	Canada	335	12,820
	Trading Companies & Distributors 0.3%
[b]	Herc Holdings Inc.	United States	10,809	1,568,062
	Total Common Stocks and Other Equity Interests (Cost $99,892,991)			128,757,925

franklintempleton.com	Annual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value
Investment Companies (Cost $51,150) 0.0%†
Closed End Funds 0.0%†
The Hipgnosis Songs Fund Ltd. Fund	United Kingdom	39,587	$ 50,685
Total Investment Companies (Cost $51,150)			50,685
Preferred Stocks 0.0%†
Financial Services 0.0%†
FHLMC, 8.375%, pfd., Z	United States	31,347	153,287
FNMA, 8.25%, pfd., S	United States	28,676	148,541
			301,828
Total Preferred Stocks (Cost $226,082)			301,828

			Principal Amount*
	Convertible Bonds 11.9%
	Aerospace & Defense 0.1%
	Parsons Corp., senior note, 0.25%, 8/15/25	United States	269,000		454,920
[d]	Rocket Lab USA Inc., senior note, 144A, 4.25%, 2/01/29	United States	24,000		26,280
					481,200
	Airlines 0.1%
	American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	12,000		12,430
[d]	Cathay Pacific Finance III Ltd., senior note, Reg S, 2.75%, 2/05/26	Hong Kong	4,000,000	HKD	544,218
					556,648
	Automobile Components 0.1%
	LCI Industries, senior note, 1.125%, 5/15/26	United States	635,000		606,584
	Automobiles 0.0%†
[b,d]	Rivian Automotive Inc., senior note, 144A, 3.625%, 10/15/30	United States	355,000		242,147
[d]	Winnebago Industries Inc., senior note, 144A, 3.25%, 1/15/30	United States	10,000		9,863
					252,010
	Biotechnology 1.0%
	Apellis Pharmaceuticals Inc., senior note, 3.50%, 9/15/26	United States	186,000		239,567
[b]	BioMarin Pharmaceutical Inc., senior sub. note, 0.599%, 8/01/24	United States	724,000		717,846
[d]	Cerevel Therapeutics Holdings Inc., senior note, 144A, 2.50%, 8/15/27	United States	251,000		276,351
[b]	Coherus Biosciences Inc., senior sub. note, 1.50%, 4/15/26	United States	653,000		419,192
	Cytokinetics Inc., senior note, 3.50%, 7/01/27	United States	289,000		354,459
[b]	Dynavax Technologies Corp., senior note, 2.50%, 5/15/26	United States	1,111,000		1,431,412
	Halozyme Therapeutics Inc., senior note, 0.25%, 3/01/27	United States	182,000		164,801
	Ironwood Pharmaceuticals Inc., senior note,
	0.75%, 6/15/24	United States	457,000		453,924
	1.50%, 6/15/26	United States	19,000		17,700
	Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	85,000		54,502
	Mannkind Corp., senior note, 2.50%, 3/01/26	United States	672,000		770,784
[c]	Mirum Pharmaceuticals Inc., senior note, 4.00%, 5/01/29	United States	22,000		24,324
	Natera Inc., senior note, 2.25%, 5/01/27	United States	399,000		1,124,864
[b]	Travere Therapeutics Inc., senior note, 2.25%, 3/01/29	United States	572,000		352,495
					6,402,221
	Broadline Retail 0.4%
[d]	Alibaba Group Holding Ltd., senior note, 144A, 0.50%, 6/01/31	China	2,095,000		2,079,980
	Etsy Inc., senior note, 0.125%, 10/01/26	United States	241,000		245,368
[d]	JD.Com Inc., senior note, 144A, 0.25%, 6/01/29	China	9,000		8,874
					2,334,222
	Capital Markets 0.1%
	Coinbase Global Inc., senior note, 0.50%, 6/01/26	United States	384,000		396,672

12	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Chemicals 0.1%
[d]	Danimer Scientific Inc., senior note, 144A, 3.25%, 12/15/26	United States	189,000	$29,843
	Livent Corp., senior note, 4.125%, 7/15/25	United States	478,000	660,535
[d]	Purecycle Technologies Inc., senior note, 144A, 7.25%, 8/15/30	United States	24,000	13,102
				703,480
	Communications Equipment 0.0%†
	Viavi Solutions Inc., senior note, 1.625%, 3/15/26	United States	214,000	201,695
	Construction & Engineering 0.0%†
	Granite Construction Inc., senior note, 3.75%, 5/15/28	United States	25,000	36,525
	Consumer Finance 0.3%
	Encore Capital Group Inc., senior note,
	3.25%, 10/01/25	United States	279,000	342,612
	4.00%, 3/15/29	United States	459,000	435,820
	EZCORP Inc., senior note,
	2.875%, 7/01/24	United States	618,000	672,075
[d]	144A, 3.75%, 12/15/29	United States	188,000	217,046
[d]	Sofi Technologies Inc., senior note, 144A, 1.25%, 3/15/29	United States	289,000	274,695
[d]	SoFi Technologies Inc., senior note, 144A, zero cpn., 10/15/26	United States	212,000	183,380
				2,125,628
	Diversified Consumer Services 0.0%†
	Chegg Inc., senior note, 0.125%, 3/15/25	United States	336,000	315,841
	Diversified Financial Services 0.1%
[d]	Bread Financial Holdings Inc., senior note, 144A, 4.25%, 6/15/28	United States	425,000	541,875
	Lendingtree Inc., senior note, 0.50%, 7/15/25	United States	117,000	108,956
	Wisdomtree Inc., senior note, 5.75%, 8/15/28	United States	148,000	183,127
				833,958
	Diversified Telecommunication Services 0.2%
[b,d]	Match Group Financeco 2 Inc., senior note, 144A, 0.875%, 6/15/26	United States	1,195,000	1,083,984
	Electrical Equipment 0.0%†
[d]	Plug Power Inc., senior note, 144A, 7.00%, 6/01/26	United States	23,000	24,646
	Electronic Equipment, Instruments & Components 0.1%
	PAR Technology Corp., senior note, 2.875%, 4/15/26	United States	239,000	294,901
[d]	Vishay Intertechnology Inc., senior note, 144A, 2.25%, 9/15/30	United States	59,000	57,466
				352,367
	Energy Equipment & Services 0.2%
[b]	Transocean Inc., senior note, 4.625%, 9/30/29	United States	564,000	1,140,408
	Entertainment 0.3%
[c]	Live Nation Entertainment Inc., senior note, 3.125%, 1/15/29	United States	68,000	75,500
[b]	The Marcus Corp., senior note, 5.00%, 9/15/25	United States	328,000	368,016
	Sea Ltd., senior note,
[b]	2.375%, 12/01/25	Singapore	1,056,000	1,122,528
	0.25%, 9/15/26	Singapore	58,000	50,373
[d]	Sphere Entertainment Co., senior note, 144A, 3.50%, 12/01/28	United States	49,000	61,117
				1,677,534
	Financial Services 0.3%
	Block Inc., senior note,
	0.125%, 3/01/25	United States	813,000	782,065
	zero cpn., 5/01/26	United States	81,000	72,287
[d]	Repay Holdings Corp., senior note, 144A, zero cpn., 2/01/26	United States	816,000	747,162
				1,601,514
	Food & Staples Retailing 0.1%
	The Chefs’ Warehouse Inc., senior note, 2.375%, 12/15/28	United States	305,000	341,752

franklintempleton.com	Annual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)(continued)
	Ground Transportation 0.1%
	Lyft Inc., senior note,
	1.50%, 5/15/25	United States	294,000	$282,240
[d]	144A, 0.625%, 3/01/29	United States	19,000	19,589
	Uber Technologies Inc., senior note,
[d]	144A, 0.875%, 12/01/28	United States	58,000	64,053
	zero cpn., 12/15/25	United States	12,000	12,302
				378,184
	Health Care Equipment & Supplies 0.7%
	CONMED Corp., senior note, 2.25%, 6/15/27	United States	380,000	342,608
	Glaukos Corp., senior note, 2.75%, 6/15/27	United States	634,000	1,339,008
	Haemonetics Corp., senior note,
[d]	144A, 2.50%, 6/01/29	United States	19,000	18,667
	zero cpn., 3/01/26	United States	192,000	174,336
	Insulet Corp., senior note, 0.375%, 9/01/26	United States	501,000	520,847
[d]	iRhythm Technologies Inc., senior note, 144A, 1.50%, 9/01/29	United States	67,000	61,058
	Lantheus Holdings Inc., senior note, 2.625%, 12/15/27	United States	189,000	238,849
	Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	244,000	229,628
[c,d]	Tandem Diabetes Care Inc., 2024, senior note, 144A, 1.50%, 3/15/29	United States	480,000	798,960
[b]	Varex Imaging Corp., senior note, 4.00%, 6/01/25	United States	720,000	736,200
				4,460,161
	Health Care Providers & Services 0.2%
	NeoGenomics Inc., senior note, 1.25%, 5/01/25	United States	787,000	753,552
[d]	OPKO Health Inc., senior note, 144A, 3.75%, 1/15/29	United States	197,000	244,241
	PetIQ Inc., senior note, 4.00%, 6/01/26	United States	268,000	279,980
				1,277,773
	Health Care Technology 0.4%
	Bill Holdings Inc., senior note, zero cpn.,
	12/01/25	United States	123,000	113,957
	4/01/27	United States	241,000	205,332
	Evolent Health Inc., senior note,
	1.50%, 10/15/25	United States	513,000	504,664
[c,d]	144A, 3.50%, 12/01/29	United States	47,000	43,557
	Health Catalyst Inc., senior note, 2.50%, 4/15/25	United States	380,000	368,600
[c]	Integra Lifesciences Holdings Corp., senior note, 0.50%, 8/15/25	United States	787,000	739,977
[b]	Unity Software Inc., senior note, zero cpn., 11/15/26	United States	384,000	330,048
				2,306,135
	Hotel & Resort REITs 0.2%
[b]	Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	865,000	764,487
[c]	Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	325,000	290,225
				1,054,712
	Hotels, Restaurants & Leisure 0.6%
[b]	Carnival Corp., senior note, 5.75%, 10/01/24	United States	557,000	850,616
	Cracker Barrel Old Country Store Inc., senior note, 0.625%, 6/15/26	United States	377,000	331,948
	Draftkings Holdings Inc., senior note, zero cpn., 3/15/28	United States	193,000	156,137
	Expedia Group Inc., senior note, zero cpn., 2/15/26	United States	669,000	608,754
	Marriott Vacations Worldwide Corp., senior note,
	3.25%, 12/15/27	United States	48,000	43,704
	zero cpn., 1/15/26	United States	815,000	751,104
	Penn Entertainment Inc., senior note, 2.75%, 5/15/26	United States	625,000	663,144
	Royal Caribbean Cruises Ltd., senior note, 6.00%, 8/15/25	United States	145,000	435,707
				3,841,114

14	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)(continued)
	Independent Power & Renewable Electricity Producers 0.1%
[b,d]	Nextera Energy Partners LP, senior note, 144A, zero cpn., 11/15/25	United States	512,000		$461,952
	Interactive Media & Services 0.1%
	Snap Inc., senior note,
	0.75%, 8/01/26	United States	67,000		69,404
	zero cpn., 5/01/27	United States	96,000		78,991
	0.125%, 3/01/28	United States	675,000		531,469
[d]	144A, 0.50%, 5/01/30	United States	67,000		64,901
					744,765
	Internet & Direct Marketing Retail 0.6%
	Airbnb Inc., senior note, zero cpn., 3/15/26	United States	288,000		262,368
[d]	Delivery Hero SE, senior note, Reg S, 3.25%, 2/21/30	South Korea	2,000,000	EUR	2,041,450
[d]	Just Eat Takeaway.com NV, senior note, Reg S, 1.25%, 4/30/26	United Kingdom	600,000	EUR	596,051
[b]	The Realreal Inc., senior note, 1.00%, 3/01/28	United States	619,000		301,701
[b]	Spotify USA Inc., senior note, zero cpn., 3/15/26	United States	336,000		315,674
					3,517,244
	IT Services 0.8%
	Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	912,000		815,556
	Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	1,012,000		855,140
[b]	MongoDB Inc., senior note, 0.25%, 1/15/26	United States	928,000		1,174,152
	Okta Inc., senior note,
[c]	0.125%, 9/01/25	United States	528,000		498,432
	0.375%, 6/15/26	United States	607,000		552,006
	Rapid7 Inc., senior note,
	0.25%, 3/15/27	United States	48,000		42,240
[d]	144A, 1.25%, 3/15/29	United States	12,000		10,659
	Shift4 Payments Inc., senior note,
[c]	0.50%, 8/01/27	United States	178,000		164,561
[b]	zero cpn., 12/15/25	United States	480,000		527,856
[b]	Shopify Inc., senior note, 0.125%, 11/01/25	Canada	721,000		671,251
					5,311,853
	Leisure Products 0.4%
	NCL Corp. Ltd., senior note,
	5.375%, 8/01/25	United States	672,000		777,712
[b]	1.125%, 2/15/27	United States	772,000		691,770
	2.50%, 2/15/27	United States	326,000		302,324
[d]	Peloton Interactive Inc., senior note, 144A, 5.50%, 12/01/29	United States	242,000		250,654
[b]	Topgolf Callaway Brands Corp., senior note, 2.75%, 5/01/26	United States	558,000		626,355
					2,648,815
	Life Sciences Tools & Services 0.0%†
[e]	Inotiv Inc., senior note, 3.25%, 10/15/27	United States	239,000		94,384
[d]	Repligen Corp., senior note, 144A, 1.00%, 12/15/28	United States	12,000		11,928
					106,312
	Machinery 0.4%
	Bloom Energy Corp., senior note,
	2.50%, 8/15/25	United States	522,000		639,398
[d]	144A, 3.00%, 6/01/28	United States	187,000		208,982
[d]	144A, 3.00%, 6/01/29	United States	19,000		19,637
[b]	Chart Industries Inc., senior sub. note, 1.00%, 11/15/24	United States	265,000		710,763
[d]	Desktop Metal Inc., senior note, 144A, 6.00%, 5/15/27	United States	297,000		188,611
[b]	The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	567,000		646,238
					2,413,629

franklintempleton.com	Annual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)(continued)
	Media 0.3%
[d]	Cardlytics Inc., senior note, 144A, 4.25%, 4/01/29	United States	103,000		$87,730
	Liberty Interactive LLC,
	senior bond, 4.00%, 11/15/29	United States	424,203		146,350
	senior note, 3.75%, 2/15/30	United States	1,267,000		484,627
[d]	Liberty Media Corp., senior bond, 144A,
[b]	2.75%, 12/01/49	United States	662,000		624,266
	2.375%, 9/30/53	United States	578,000		620,483
					1,963,456
	Metals & Mining 0.2%
[b]	ATI Inc., senior note, 3.50%, 6/15/25	United States	284,000		1,128,048
	Century Aluminum Co., senior note, 2.75%, 5/01/28	United States	135,000		158,288
[b]	Ivanhoe Mines Ltd., senior note, 2.50%, 4/15/26	Canada	118,000		236,517
	SSR Mining Inc., senior bond, 2.50%, 4/01/39	Canada	29,000		25,991
					1,548,844
	Oil, Gas & Consumable Fuels 0.1%
	Enphase Energy Inc., senior note, zero cpn.,
	3/01/26	United States	413,000		382,541
	3/01/28	United States	96,000		83,386
	Green Plains Inc., senior note, 2.25%, 3/15/27	United States	326,000		295,095
[d]	Kosmos Energy Ltd., senior note, 144A, 3.125%, 3/15/30	Ghana	190,000		209,808
					970,830
	Personal Products 0.0%†
[c,d]	The Beauty Health Co., senior note, 144A, 1.25%, 10/01/26	United States	12,000		9,994
	Pharmaceuticals 0.3%
	Collegium Pharmaceutical Inc., senior note, 2.875%, 2/15/29	United States	298,000		335,548
	Innoviva Inc., senior note, 2.125%, 3/15/28	United States	588,000		523,939
	Jazz Investments I Ltd., senior note, 1.50%, 8/15/24	United States	911,000		902,346
	Pacira Biosciences Inc., senior note, 0.75%, 8/01/25	United States	326,000		305,592
[c,d]	144A, 2.125%, 5/15/29	United States	48,000		49,224
					2,116,649
	Professional Services 0.1%
[d]	CSG Systems International Inc., senior note, 144A, 3.875%, 9/15/28	United States	317,000		294,334
	Dayforce Inc., senior note, 0.25%, 3/15/26	United States	193,000		176,209
					470,543
	Real Estate Management & Development 0.1%
	Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 0.25%, 6/15/26	United States	12,000		10,013
	Redfin Corp., senior note, 0.50%, 4/01/27	United States	234,000		131,040
[d]	Storagevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	78,000	CAD	52,078
	Zillow Group Inc., senior note, 1.375%, 9/01/26	United States	125,000		142,491
					335,622
	Semiconductors & Semiconductor Equipment 0.3%
[d]	ams-OSRAM AG, ., senior note, Reg S, 2.125%, 11/03/27	Austria	200,000	EUR	171,981
	Maxeon Solar Technologies Ltd., senior note, 6.50%, 7/15/25	United States	655,000		295,077
[d]	Microchip Technology Inc., senior note, 144A, 0.75%, 6/01/30	United States	144,000		147,477
[d]	MKS Instruments Inc., senior note, 144A, 1.25%, 6/01/30	United States	19,000		19,551
	SMART Global Holdings Inc., senior note, 2.00%, 2/01/29	United States	235,000		271,334
	Veeco Instruments Inc., senior note,
	3.50%, 1/15/25	United States	75,000		128,129
	3.75%, 6/01/27	United States	198,000		579,947

16	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)(continued)
	Semiconductors & Semiconductor Equipment (continued) 0.3%
	2.875%, 6/01/29	United States	12,000	$18,624
				1,632,120
	Software 1.5%
[d]	Alarm.Com Holdings Inc., senior note, 144A, 2.25%, 6/01/29	United States	48,000	47,573
[d]	Blackline Inc., senior note, 144A, 1.00%, 6/01/29	United States	19,000	18,212
	Confluent Inc., senior note, zero cpn., 1/15/27	United States	241,000	204,127
	Datadog Inc., senior note, 0.125%, 6/15/25	United States	840,000	1,082,340
	Dropbox Inc., senior note, zero cpn.,
	3/01/26	United States	232,000	217,152
	3/01/28	United States	96,000	87,480
	Envestnet Inc., senior note,
	0.75%, 8/15/25	United States	480,000	462,240
	2.625%, 12/01/27	United States	192,000	211,680
	Five9 Inc., senior note,
	0.50%, 6/01/25	United States	664,000	629,472
[d]	144A, 1.00%, 3/15/29	United States	48,000	43,283
[b,c]	Guidewire Software Inc., senior note, 1.25%, 3/15/25	United States	892,000	991,904
	Hubspot Inc., senior note, 0.375%, 6/01/25	United States	574,000	1,243,284
	Jamf Holding Corp., senior note, 0.125%, 9/01/26	United States	364,000	319,519
	Microstrategy Inc., senior note,
[d]	144A, 0.625%, 3/15/30	United States	25,000	30,424
[c,d]	144A, 0.875%, 3/15/31	United States	24,000	22,356
	zero cpn., 2/15/27	United States	19,000	24,425
	Mitek Systems Inc., senior note, 0.75%, 2/01/26	United States	384,000	372,250
[d]	Pagerduty Inc., senior note, 144A, 1.50%, 10/15/28	United States	48,000	46,858
	Pegasystems Inc., senior note, 0.75%, 3/01/25	United States	1,184,000	1,141,968
[d]	Porch Group Inc., senior note, 144A, 0.75%, 9/15/26	United States	350,000	198,625
[d]	Progress Software Corp., senior note, 144A, 3.50%, 3/01/30	United States	48,000	47,059
	Q2 Holdings Inc., senior note,
	0.125%, 11/15/25	United States	336,000	313,992
[c]	0.75%, 6/01/26	United States	612,000	611,082
	Ringcentral Inc., senior note, zero cpn., 3/15/26	United States	309,000	281,499
	Verint Systems Inc., senior note, 0.25%, 4/15/26	United States	276,000	251,436
	Zscaler Inc., senior note, 0.125%, 7/01/25	United States	478,000	592,481
				9,492,721
	Specialty Retail 0.3%
	The Cheesecake Factory Inc., senior note, 0.375%, 6/15/26	United States	526,000	476,819
	National Vision Holdings Inc., senior note, 2.50%, 5/15/25	United States	179,000	175,420
	Wayfair Inc., senior note,
	1.00%, 8/15/26	United States	627,000	572,859
	A, 0.625%, 10/01/25	United States	868,000	815,920
				2,041,018
	Technology Hardware, Storage & Peripherals 0.1%
[d]	Seagate HDD Cayman, senior note, 144A, 3.50%, 6/01/28	United States	193,000	244,049
[d]	Super Micro Computer Inc., senior note, 144A, zero cpn., 3/01/29	United States	288,000	281,520
[d]	Western Digital Corp., senior note, 144A, 3.00%, 11/15/28	United States	24,000	38,028
				563,597
	Transportation Infrastructure 0.5%
[b]	Eagle Bulk Shipping Inc., senior note, 5.00%, 8/01/24	United States	1,311,000	2,990,391
	Total Convertible Bonds (Cost $74,270,966)			74,127,323

franklintempleton.com	Annual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds in Reorganization 0.0%†
	Airlines 0.0%†
[d,h]	GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	348,000		$60,900
	Automobiles 0.0%†
[d,e,h]	Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	951,000		4,850
	Chemicals 0.0%†
[h]	Amyris Inc., senior note, zero cpn., 11/15/26	United States	1,108,000		38,780
	Specialty Retail 0.0%†
[d,e,h]	Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000		3,803
	Total Convertible Bonds in Reorganization (Cost $2,913,186)				108,333
	Corporate Bonds and Notes 5.1%
	Automobiles 0.0%†
[b,d]	Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.00%, 3/31/29	United Kingdom	166,000		160,793
	Banks 0.3%
[d,i]	Akbank TAS, junior sub. note, 144A, 9.369%, Perpetual	Turkey	536,000		533,192
[d]	Banco de Credito del Peru SA, senior note, 144A, 7.85%, 1/11/29	Peru	1,518,000	PEN	413,424
[d,i]	Standard Chartered PLC, junior sub. note, 144A, 7.875%, Perpetual	United Kingdom	427,000		424,782
[d,i]	Turkiye Vakiflar Bankasi Tao, junior sub. note, 144A, 10.117%, Perpetual	Turkey	679,000		689,239
					2,060,637
	Biotechnology 0.0%†
[d]	Cidron Aida Finco Sarl, senior secured note, Reg S, 6.25%, 4/01/28	Luxembourg	234,000	GBP	286,020
	Capital Markets 0.0%†
[d]	Blackstone Private Credit Fund, senior note, 144A, 5.95%, 7/16/29	United States	93,000		91,548
	Construction & Engineering 0.0%†
[d]	Infrastrutture Wireless Italiane SpA, E, senior bond, Reg S, 1.75%, 4/19/31	Italy	110,000	EUR	105,212
	Diversified Consumer Services 0.0%†
[d]	Allied Universal Holdco LLC / Allied Universal Finance Corp., senior secured note, 144A, 6.625%, 7/15/26	United States	78,000		78,018
	Diversified Financial Services 0.0%†
	BlackRock TCP Capital Corp., senior note, 6.95%, 5/30/29	United States	30,000		29,562
[d]	Tesco Corporate Treasury Services PLC, E, senior note, Reg S, 0.375%, 7/27/29	United Kingdom	248,000	EUR	228,829
					258,391
	Electric Utilities 0.4%
[b]	Edison International, junior sub. bond,
	8.125%, 6/15/53	United States	1,088,000		1,128,125
	7.875%, 6/15/54	United States	1,540,000		1,577,652
					2,705,777
	Energy Equipment & Services 0.2%
[b,d]	Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26	United States	976,000		979,132
	Equity Real Estate Investment Trusts (REITs) 0.3%
[b,d]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, senior secured note, 144A, 10.50%, 2/15/28	United States	1,452,000		1,453,622
[d]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, MAY, senior secured note, 144A, 10.50%, 2/15/28	United States	165,000		165,184
					1,618,806

18	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued) 5.1%
	Health Care Providers & Services 0.4%
[d]	Community Health Systems Inc., senior secured note, 144A,
[b]	5.625%, 3/15/27	United States	2,009,000		$1,904,444
	10.875%, 1/15/32	United States	320,000		331,038
					2,235,482
	Health Care Technology 0.3%
[d]	Cloud Software Group Inc., senior secured note, 144A, 8.25%, 6/30/32	United States	605,000		611,487
[b,d]	Open Text Corp., senior secured note, 144A, 6.90%, 12/01/27	Canada	976,000		1,002,124
					1,613,611
	Hotels, Restaurants & Leisure 0.1%
[d]	Carnival Corp., senior secured note, 144A, 4.00%, 8/01/28	United States	926,000		855,289
	Household Durables 0.3%
[b,d]	K. Hovnanian Enterprises Inc., senior secured note, 144A,
	8.00%, 9/30/28	United States	500,000		503,750
	11.75%, 9/30/29	United States	975,000		1,083,430
					1,587,180
	Internet & Direct Marketing Retail 0.3%
[d]	Prosus NV, senior bond, Reg S, 2.778%, 1/19/34	China	785,000	EUR	700,331
[b,d]	Rakuten Group Inc., senior note, 144A, 11.25%, 2/15/27	Japan	890,000		939,751
					1,640,082
	Leisure Products 0.3%
[b,d]	Life Time Inc., senior secured note, 144A, 5.75%, 1/15/26	United States	2,000,000		1,989,736
	Media 0.4%
[b,d]	Advantage Sales & Marketing Inc., senior secured note, 144A, 6.50%, 11/15/28	United States	165,000		148,636
[b]	Charter Communications Operating LLC / Charter Communications Operating Capital, senior secured bond,
	3.70%, 4/01/51	United States	351,000		215,038
	4.40%, 12/01/61	United States	669,000		435,815
	3.95%, 6/30/62	United States	562,000		334,416
[b,d]	Clear Channel Outdoor Holdings Inc., senior note, 144A,
	7.75%, 4/15/28	United States	352,000		303,964
	7.50%, 6/01/29	United States	302,000		248,244
[d]	CSC Holdings LLC, 144A,
	senior bond, 5.75%, 1/15/30	United States	66,000		28,585
[b]	senior note, 11.75%, 1/31/29	United States	345,000		274,390
[b,d]	Gannett Holdings LLC, senior secured note, 144A, 6.00%, 11/01/26	United States	168,000		159,239
[b,d]	iHeartCommunications Inc., senior secured note, 144A,
	5.25%, 8/15/27	United States	124,000		68,626
	4.75%, 1/15/28	United States	171,000		90,561
[d,k]	Univision Communications Inc., senior secured note, 144A, 8.50%, 7/31/31	United States	104,000		102,356
					2,409,870
	Metals & Mining 0.0%†
[d]	We Soda Investments Holding PLC, senior secured note, 144A, 9.50%, 10/06/28	Turkey	252,000		259,096
	Oil, Gas & Consumable Fuels 0.7%
	Ecopetrol SA, senior bond, 8.375%, 1/19/36	Colombia	1,059,000		1,035,527
[b]	Energy Transfer LP, junior sub. bond, 8.00%, 5/15/54	United States	472,000		491,736
[b,d]	Moss Creek Resources Holdings Inc., senior note, 144A, 10.50%, 5/15/27	United States	843,000		863,324

franklintempleton.com	Annual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued) 5.1%
	Oil, Gas & Consumable Fuels (continued) 0.7%
	Petroleos Mexicanos, senior bond, 6.35%, 2/12/48	Mexico	1,502,000		$972,932
[b,d]	Vital Energy Inc., senior note, 144A, 7.875%, 4/15/32	United States	498,000		505,986
[d]	Yinson Boronia Production BV, senior secured bond, 144A, 8.947%, 7/31/42	Brazil	379,000		382,790
[d]	YPF Sociedad Anonima,
	senior note, Reg S, 8.50%, 3/23/25	Argentina	79,000		78,985
	senior secured note, 144A, 9.50%, 1/17/31	Argentina	379,000		383,372
					4,714,652
	Pharmaceuticals 0.3%
[d]	Bausch Health Cos. Inc., 144A,
	senior bond, 7.25%, 5/30/29	United States	163,000		90,707
	senior bond, 5.25%, 1/30/30	United States	33,000		16,873
	senior bond, 5.25%, 2/15/31	United States	54,000		27,210
	senior note, 6.25%, 2/15/29	United States	344,000		184,470
[b]	senior secured note, 5.50%, 11/01/25	United States	1,299,000		1,226,314
	senior secured note, 6.125%, 2/01/27	United States	54,000		44,894
	senior secured note, 11.00%, 9/30/28	United States	77,000		67,375
					1,657,843
	Software 0.1%
[b,d]	Alteryx Inc., senior note, 144A, 8.75%, 3/15/28	United States	410,000		420,995
	Specialty Retail 0.2%
[b,d,j]	Carvana Co., senior secured note, 144A, PIK, 14.00%, 6/01/31	United States	384,507		405,571
[b,d]	Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	598,000		539,408
[d]	Mitchells & Butlers Finance PLC, B2, senior secured bond, Reg S, 6.013%, 12/15/28	United Kingdom	422,672	GBP	520,700
					1,465,679
	Telecommunications 0.3%
	America Movil SAB de CV, senior note,
	10.125%, 1/22/29	Mexico	10,830,000[l]	MXN	623,157
	9.50%, 1/27/31	Mexico	18,830,000[l]	MXN	1,046,018
					1,669,175
	Transportation 0.1%
[b]	Canadian Pacific Railway Co., senior bond, 2.45%, 12/02/31	Canada	982,000		887,450
	Total Corporate Bonds and Notes (Cost $31,082,215)				31,750,474
	Corporate Bonds and Notes in Reorganization 0.1%
	Diversified Telecommunication Services 0.0%†
[d,h,j]	Ligado Networks LLC, senior secured note, 144A, PIK, 15.50%, 7/07/24	United States	1,339,350		200,903
	Metals & Mining 0.1%
[a,d,h,j]	Samarco Mineracao SA, senior note, 144A, PIK, 9.50%, 6/30/31	Brazil	572,913		536,075
	Real Estate Management & Development 0.0%†
[d,h]	Kaisa Group Holdings Ltd., Reg S,
	senior note, 11.95%, 10/22/22	China	399,000		13,466
	senior secured note, 8.50%, 6/30/22	China	420,000		14,175
	senior secured note, 11.25%, 4/16/25	China	537,000		18,124
[h]	Zhenro Properties Group Ltd., senior note,
	8.00%, 3/06/23	China	981,000		6,131
[d]	Reg S, 6.63%, 1/07/26	China	203,000		1,827
					53,723
	Total Corporate Bonds and Notes in Reorganization (Cost $1,491,409)				790,701

20	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[m,n]	Senior Floating Rate Interests 1.5%
	Chemicals 0.2%
	ASP Unifrax Holdings Inc., First Lien Term Loan, 9.202%, (1-Month USD LIBOR + 3.75%), 12/12/25	United States	700,073	$681,696
[o]	Curia Global Inc., Term Loan RC, 9.177%, (1-Month USD LIBOR + 3.85%), 8/30/26	United States	369,778	349,511
				1,031,207
	Communications Equipment 0.2%
[o]	Commscope Holding Co. Inc., Initial Term Loan, 8.694%, (1-Month USD LIBOR + 3.25%), 4/06/26	United States	1,735,756	1,563,048
[j]	Riverbed Technology Inc., Exit Term Loan, PIK, 9.809%, (1-Month SOFR + 4.50%), 7/01/28	United States	56,775	34,987
				1,598,035
	Construction Materials 0.0%†
[o]	Oldcastle BuildingEnvelope Inc., Term Loan RC, 8.407%, (1-Month SOFR + 3.75%), 4/29/27	United States	27,687	25,472
	Diversified Telecommunication Services 0.0%†
[e]	Ligado Networks LLC, Bank Debt Term Loan, 17.50%, 7/07/24	United States	35,197	28,686
	Energy - Alternate Sources 0.1%
	Enviva Inc., Term Loan RC, 12.25%, (SOFR + 2.25%), 6/30/27	United States	431,000	439,620
	Food & Staples Retailing 0.4%
[o]	H-Food Holdings LLC,
	Initial Term Loan, 9.296%, (1-Month SOFR + 3.95%), 5/23/25	United States	324,743	229,638
	Incremental Term Loan B-3, 10.609%, (1-Month USD LIBOR + 5.58%), 5/23/25	United States	16,860	11,923
[o]	Upfield Group BV, Term Loan RC, 8.098%, (3-Month EURIBOR + 3.00%), 10/02/27	Netherlands	87,446	94,242
	Wm Morrison Supermarkets Ltd., Facility Term Loan B2, 10.817%, (5-Day SONIA + 5.61%), 11/04/27	United Kingdom	1,550,000	1,947,230
				2,283,033
	Leisure Products 0.0%†
[o]	Hercules Achievement Inc., Initial Term Loan, 10.444%, (1-Month SOFR + 5.11%), 12/15/26	United States	134,750	135,986
	Media 0.3%
[o]	CSC Holdings LLC, Term Loan B, 9.817%, (1-Month SOFR + 4.50%), 1/18/28	United States	1,456,062	1,404,845
[o]	Radiate Holdco LLC, Amendment No. 6 New Term Loan, 8.694%, (1-Month USD LIBOR + 3.25%), 9/25/26	United States	742,103	588,002
				1,992,847
	Pharmaceuticals 0.1%
[o]	Bausch Health Cos. Inc., Term Loan B, 10.675%, (1-Month SOFR + 5.35%), 2/01/27	United States	1,008,628	915,960
	Software 0.2%
	Polaris Newco LLC, First Lien Dollar Term Loan, 9.591%, (1-Month USD LIBOR + 4.00%), 6/02/28	United States	1,014,790	1,016,601
	Total Senior Floating Rate Interests (Cost $9,195,059)			9,467,447
	Foreign Government and Agency Securities 2.0%
[d]	Government of Angola, senior bond, Reg S,
	8.75%, 4/14/32	Angola	435,000	391,135
	9.375%, 5/08/48	Angola	537,000	460,050
	Government of Argentina, senior bond, 3.625%, 7/09/46	Argentina	1,341,000	611,017

franklintempleton.com	Annual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Foreign Government and Agency Securities (continued) 2.0%
	Government of Colombia, senior bond,
	B, 7.00%, 6/30/32	Colombia	3,525,100,000	COP	$733,363
	B, 13.25%, 2/09/33	Colombia	2,527,700,000	COP	738,977
	8.00%, 11/14/35	Colombia	200,000		204,408
	B, 7.25%, 10/26/50	Colombia	2,539,400,000	COP	424,881
[d]	Government of Dominican Republic, senior bond, 144A, 11.25%, 9/15/35	Dominican Republic	11,150,000	DOP	199,323
[e]	Government of Egypt, senior note, zero cpn., 12/10/24	Egypt	67,100,000	EGP	1,154,496
[d]	Government of El Salvador, senior note, 144A, 9.25%, 4/17/30	El Salvador	310,000		272,073
[d]	Government of Germany, senior bond, Reg S,2/15/32	Germany	155,660	EUR	138,748
	1.70%, 8/15/32	Germany	547,200	EUR	554,922
	Government of Indonesia, senior bond, 7.125%, 6/15/38	Indonesia	14,646,000,000	IDR	914,636
[b]	Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000		345,624
[d]	Government of Ivory Coast, senior bond, 144A, 8.25%, 1/30/37	Ivory Coast	648,000		632,753
[d]	Government of Pakistan, senior note, Reg S, 6.00%, 4/08/26	Pakistan	618,000		562,077
[d]	Government of Paraguay, senior note, 144A, 7.90%, 2/09/31	Paraguay	928,000,000	PYG	127,776
[d]	Government of Peru, senior bond, Reg S, 7.30%, 8/12/33	Peru	2,393,000	PEN	653,599
[d]	Government of Romania, senior note, Reg S, 6.625%, 9/27/29	Romania	216,000	EUR	253,907
	Government of South Africa, 2037, senior bond, 8.50%, 1/31/37	South Africa	9,609,496	ZAR	380,518
[d]	Government of Tunisian Republic, senior note, Reg S, 6.375%, 7/15/26	Tunisia	850,000	EUR	780,609
	Government of Turkey, senior note,
	31.08%, 11/08/28	Turkey	5,371,000	TRY	170,848
	26.20%, 10/05/33	Turkey	8,624,000	TRY	266,027
	Government of Uruguay, senior bond, 9.75%, 7/20/33	Uruguay	9,758,140	UYU	260,799
[d]	Government of Uzbekistan, senior note, 144A, 6.90%, 2/28/32	Uzbekistan	310,000		303,112
[d]	Istanbul Metropolitan Municipality, senior note, 144A, 10.50%, 12/06/28	Turkey	259,000		278,776
[d]	Provincia de Buenos Aires, senior bond, Reg S, 6.375%, 9/01/37	Argentina	2,469,736		1,095,946
	Total Foreign Government and Agency Securities (Cost $11,868,947)				12,910,400
[n]	Foreign Government and Agency Securities in Reorganization 0.6%
[h,p]	Government of Argentina, senior bond, FRN, zero cpn., 12/15/35	Argentina	7,422,000		273,000
[d,h]	Government of Ghana, Reg S,
	senior bond, 10.75%, 10/14/30	Ghana	207,000		141,838
	senior bond, 8.95%, 3/26/51	Ghana	200,000		103,286
	senior bond, 8.75%, 3/11/61	Ghana	648,000		335,165
	senior note, 6.375%, 2/11/27	Ghana	281,000		144,376
[d,h]	Government of Sri Lanka, senior bond, Reg S, 7.55%, 3/28/30	Sri Lanka	680,000		396,106
[d,h]	Government of Ukraine,
	senior bond, Reg S, 7.75%, 9/01/26	Ukraine	704,000		213,970
[p]	senior bond, FRN, Reg S, 7.75%, 8/01/41	Ukraine	3,212,000		1,673,693
	senior note, Reg S, 8.994%, 2/01/26	Ukraine	440,000		141,161
[h]	Government of Venezuela, senior bond, 9.25%, 9/15/27	Venezuela	624,000		122,013
[d,h]	Government of Venezuela, senior bond, Reg S, 9.25%, 5/07/28	Venezuela	684,000		117,378
	Total Foreign Government and Agency Securities in Reorganization (Cost $2,730,435)				3,661,986
	U.S. Government and Agency Securities 1.5%
	U.S. Treasury Bond,
	4.50%, 2/15/44	United States	206,000		199,965
	4.75%, 11/15/53	United States	118,500		120,759
	4.25%, 2/15/54	United States	43,000		40,343
	U.S. Treasury Note,
	4.625%, 2/28/26	United States	561,000		558,020
	4.125%, 3/31/29	United States	187,000		183,866

22	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
U.S. Government and Agency Securities (continued) 1.5%
4.625%, 4/30/29	United States	1,234,200	$ 1,240,371
4.00%, 2/15/34	United States	6,399,000	6,153,538
4.375%, 5/15/34	United States	1,172,000	1,161,653
Total U.S. Government and Agency Securities (Cost $9,745,511)			9,658,515

	Number of Contracts	Notional Amount#
Options Purchased 0.1%
Calls - Exchange-Traded 0.0%†
Albertsons Cos Inc., January Strike Price $22.00, Expires 1/17/25	249	513,936	37,350
Arcadium Lithium PLC, June Strike Price $5.00, Expires 6/21/24	12	5,316	60
Arcadium Lithium PLC, July Strike Price $5.00, Expires 7/19/24	19	8,417	380
Capri Holdings Ltd., October Strike Price $55.00, Expires 10/18/24	98	338,590	980
Coherus Biosciences Inc., November Strike Price $3.00, Expires 11/15/24	28	5,096	700
CommScope Holding Co Inc., January Strike Price $1.50, Expires 1/17/25	293	42,192	15,236
Constellation Energy Corp., January Strike Price $260.00, Expires 1/17/25	38	825,550	49,704
Enphase Energy Inc., June Strike Price $120.00, Expires 6/21/24	1	12,790	1,100
Expedia Group Inc., July Strike Price $150.00, Expires 7/19/24	2	22,572	10
Gildan Activewear Inc., June Strike Price $40.00, Expires 6/21/24	90	344,430	2,925
Global X Uranium ETF, January Strike Price $45.00, Expires 1/17/25	277	893,048	33,240
Golar LNG Ltd., January Strike Price $25.00, Expires 1/17/25	37	97,273	12,580
Ironwood Pharmaceuticals Inc., August Strike Price $7.50, Expires 8/16/24	10	6,300	200
Match Group Inc., June Strike Price $32.00, Expires 6/28/24	17	52,071	544
Maxeon Solar Technologies Ltd., June Strike Price $3.50, Expires 6/21/24	58	10,904	812
Maxeon Solar Technologies Ltd., June Strike Price $4.00, Expires 6/21/24	77	14,476	1,155
Maxeon Solar Technologies Ltd., June Strike Price $4.50, Expires 6/21/24	58	10,904	3,045
Norwegian Cruise Line Holdings Ltd., June Strike Price $18.00, Expires 6/21/24	19	214,434	285
Norwegian Cruise Line Holdings Ltd., July Strike Price $24.00, Expires 7/19/24	12	19,920	36
OPKO Health Inc., June Strike Price $1.00, Expires 6/21/24	58	7,946	2,320
Shift4 Payments Inc., June Strike Price $75.00, Expires 6/21/24	16	107,648	1,160
Shift4 Payments Inc., June Strike Price $90.00, Expires 6/21/24	4	26,912	290
Shift4 Payments Inc., July Strike Price $90.00, Expires 7/19/24	17	114,376	357
United States Steel Corp., January Strike Price $57.50, Expires 1/17/25	10	38,350	80
			164,549
Puts - Exchange-Traded 0.1%
Bloom Energy Corp., June Strike Price $11.00, Expires 6/21/24	19	31,008	171
Bloom Energy Corp., June Strike Price $12.00, Expires 6/21/24	29	47,328	290
Bloom Energy Corp., June Strike Price $13.00, Expires 6/21/24	19	31,008	237
Golar LNG Ltd., June Strike Price $24.00, Expires 6/21/24	47	123,563	588
Hess Corp., June Strike Price $100.00, Expires 6/21/24	13	200,330	65
Hollysys Automation Technologies Ltd., July Strike Price $20.00, Expires 7/19/24	5	10,585	875
Inotiv Inc., July Strike Price $5.00, Expires 7/19/24	21	3,927	6,457
Liberty Media Corp., August Strike Price $22.00, Expires 8/16/24	102	231,132	10,710
Lincoln National Corp., January Strike Price $17.50, Expires 1/17/25	256	844,544	6,400

franklintempleton.com	Annual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value
Options Purchased (continued)
Puts - Exchange-Traded (continued)
Maxeon Solar Technologies Ltd., June Strike Price $3.00, Expires 6/21/24	64	12,032	$9,600
Maxeon Solar Technologies Ltd., July Strike Price $1.50, Expires 7/19/24	45	8,460	4,725
Maxeon Solar Technologies Ltd., July Strike Price $2.50, Expires 7/19/24	576	108,288	118,080
OPKO Health Inc., June Strike Price $1.00, Expires 6/21/24	116	15,892	580
Sirius XM Holdings Inc., September Strike Price $5.00, Expires 9/20/24	319	89,958	63,641
Snap Inc., June Strike Price $14.00, Expires 6/21/24	19	28,538	361
SPDR S&P 500 ETF Trust, June Strike Price $521.00, Expires 6/21/24	157	8,279,709	51,653
Spirit Airlines Inc., September Strike Price $3.00, Expires 9/20/24	120	43,800	6,120
Spirit Airlines Inc., September Strike Price $3.50, Expires 9/20/24	180	65,700	13,950
United Rentals Inc., June Strike Price $600.00, Expires 6/21/24	18	1,204,938	9,486
United Rentals Inc., September Strike Price $550.00, Expires 9/20/24	6	401,646	7,410
United States Steel Corp., June Strike Price $32.00, Expires 6/21/24	80	306,800	2,240
US Global Jets ETF, September Strike Price $18.00, Expires 9/20/24	337	675,011	14,154
			327,793
Total Options Purchased (Cost $541,927)			492,342
Total Investments before Short Term Investments (Cost $244,009,878)			272,077,958

		Country	Shares
	Short Term Investments 45.2%
	Money Market Funds 34.6%
[q,r]	Dreyfus Government Cash Management, Institutional, 5.20%	United States	121,818,128	121,818,128
[q]	Fidelity Investments Money Market Government Portfolio, Institutional, 5.21%	United States	97,874,468	97,874,468
	Total Money Market Funds (Cost $219,692,596)			219,692,596
[s]	Investments from Cash Collateral Received for Loaned Securities (Cost $882,000) 0.2%
[q,t]	Institutional Fiduciary Trust Money Market Portfolio, 5.00%	United States	882,000	882,000

			Principal Amount*
	U.S. Government and Agency Securities 10.4%
[u]	U.S. Treasury Bill, zero cpn.,
	6/04/24	United States	29,000,000	28,995,778
	6/06/24	United States	3,000,000	2,998,689
	11/14/24	United States	35,000,000	34,176,988
	Total U.S. Government and Agency Securities (Cost $66,151,151)			66,171,455
	Total Short Term Investments (Cost $286,725,747)			286,746,051
	Total Investments (Cost $530,735,625) 88.1%			558,824,010
	Options Written (0.1)%			(653,981)
	Securities Sold Short (16.6)%			(105,141,373)
	Other Assets, less Liabilities 28.6%			181,641,287
	Net Assets 100.0%			$634,669,943

24	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Number of Contracts	Notional Amount#	Value
[v]	Options Written (0.1)%
	Calls - Exchange-Traded (0.1)%
	Albertsons Cos Inc., A, January Strike Price $27.00, Expires 1/17/25	249	513,936	$(4,980)
	Capri Holdings Ltd., October Strike Price $57.50, Expires 10/18/24	98	338,590	(490)
	Golar LNG Ltd., January Strike Price $30.00, Expires 1/17/25	37	97,273	(5,180)
	Liberty Media Corp., June Strike Price $26.00, Expires 6/21/24	64	145,024	(960)
	Shift4 Payments Inc., July Strike Price $100.00, Expires 7/19/24	17	114,376	(680)
	United States Steel Corp., January Strike Price $52.50, Expires 1/17/25	10	38,350	(600)
	Vertiv Holdings Co., July Strike Price $50.00, Expires 7/19/24	135	1,323,945	(607,500)
				(620,390)
	Puts - Exchange-Traded (0.0)%†
	Coherus Biosciences Inc., November Strike Price $2.00, Expires 11/15/24	32	5,824	(2,480)
	Okta Inc., July Strike Price $16.00, Expires 7/19/24	12	106,416	(708)
	Shift4 Payments Inc., June Strike Price $60.00, Expires 6/21/24	13	87,464	(871)
	Sirius XM Holdings Inc., September Strike Price $3.00, Expires 9/20/24	319	89,958	(15,153)
	SPDR S&P 500 ETF Trust, June Strike Price $504.00, Expires 6/21/24	157	8,279,709	(13,659)
	United States Steel Corp., July Strike Price $25.00, Expires 7/19/24	45	172,575	(720)
				(33,591)
	Total Options Written (Premiums Received $166,953)			(653,981)

		Country	Shares/ Warrants
[w]	Securities Sold Short (16.6)%
	Exchange Traded Funds (5.6)%
	ARK Innovation ETF	United States	9,006	(382,305)
	Health Care Select Sector SPDR Fund	United States	57,572	(8,273,096)
	iShares PHLX Semiconductor ETF	United States	4,341	(1,015,838)
	iShares U.S. Healthcare Providers ETF	United States	90,087	(4,744,882)
	iShares U.S. Medical Devices ETF	United States	141,442	(7,854,274)
	iShares U.S. Pharmaceuticals ETF	United States	95,662	(6,288,820)
	SPDR S&P Biotech ETF	United States	78,380	(6,986,009)
	Total Exchange Traded Funds (Proceeds $35,261,925)			(35,545,224)
	Common Stocks (6.3)%
	Aerospace & Defense (0.1)%
	Parsons Corp.	United States	5,997	(456,672)
	Rocket Lab USA Inc.	United States	3,835	(16,759)
				(473,431)
	Automobile Components (0.0)%†
	LCI Industries	United States	1,243	(136,581)
	Mobileye Global Inc., A	Israel	6,918	(177,516)
				(314,097)
	Automobiles (0.0)%†
	Rivian Automotive Inc., A	United States	13,214	(144,297)
	Tesla Inc.	United States	752	(133,916)
	Winnebago Industries Inc.	United States	69	(4,281)
				(282,494)
	Biotechnology (0.5)%
	Apellis Pharmaceuticals Inc.	United States	3,418	(134,156)
	Cerevel Therapeutics Holdings Inc.	United States	4,959	(202,030)
	Coherus Biosciences Inc.	United States	16,953	(30,854)
	Cytokinetics Inc.	United States	4,066	(197,242)
	Dynavax Technologies Corp.	United States	81,937	(982,425)

franklintempleton.com	Annual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Shares/ Warrants	Value
	Securities Sold Short (continued)
	Common Stocks (continued)
	Biotechnology (continued)
	Halozyme Therapeutics Inc.	United States	916	$(40,570)
	Ironwood Pharmaceuticals Inc., A	United States	437	(2,753)
	Karyopharm Therapeutics Inc.	United States	4,289	(4,156)
	Mannkind Corp.	United States	74,760	(349,129)
	Mirum Pharmaceuticals Inc.	United States	526	(12,640)
	Natera Inc.	United States	9,901	(1,054,754)
	Travere Therapeutics Inc.	United States	8,076	(59,924)
				(3,070,633)
	Broadline Retail (0.1)%
	Alibaba Group Holding Ltd., ADR	China	5,943	(465,575)
	Etsy Inc.	United States	1,454	(92,285)
	JD.Com Inc., ADR	China	101	(2,992)
				(560,852)
	Building Products (0.1)%
	Carrier Global Corp.	United States	9,967	(629,815)
	Capital Markets (0.2)%
	Ares Capital Corp.	United States	25,318	(546,109)
	Blue Owl Capital Corp.	United States	19,138	(322,667)
	Coinbase Global Inc., A	United States	492	(111,153)
	Oaktree Specialty Lending Corp.	United States	11,473	(223,953)
	Wisdomtree Inc.	United States	11,828	(117,925)
				(1,321,807)
	Chemicals (0.2)%
	Air Products & Chemicals Inc.	United States	1,951	(520,332)
	Albemarle Corp.	United States	4,762	(583,773)
	Arcadium Lithium PLC	United Kingdom	95,305	(422,201)
	Danimer Scientific Inc.	United States	17,596	(13,720)
[e]	Danimer Scientific Inc., 7/15/25, wts.	United States	5,865	—
	Purecycle Technologies Inc.	United States	1,619	(8,403)
				(1,548,429)
	Communications Equipment (0.0)%†
	Viavi Solutions Inc.	United States	3,433	(25,816)
	Construction & Engineering (0.0)%†
	Centuri Holdings Inc.	United States	3,120	(85,644)
	Granite Construction Inc.	United States	468	(29,152)
				(114,796)
	Consumer Finance (0.2)%
	Encore Capital Group Inc.	United States	10,040	(444,169)
	EZCORP Inc., A	United States	40,140	(421,069)
	SoFi Technologies Inc.	United States	24,699	(170,423)
				(1,035,661)
	Consumer Staples Distribution & Retail (0.0)%†
	The Chefs’ Warehouse Inc.	United States	5,161	(203,447)
	Diversified Financial Services (0.1)%
	Bread Financial Holdings Inc.	United States	8,742	(365,066)
	Electric Utilities (0.1)%
	Avangrid Inc.	United States	3,570	(128,556)
	NRG Energy Inc.	United States	6,147	(497,907)
				(626,463)

26	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants	Value
Securities Sold Short (continued)
Common Stocks (continued)
Electrical Equipment (0.1)%
Bloom Energy Corp., A	United States	28,010	$(457,123)
Plug Power Inc.	United States	57,716	(192,194)
			(649,317)
Electronic Equipment, Instruments & Components (0.0)%†
Hollysys Automation Technologies Ltd.	China	1,604	(33,957)
PAR Technology Corp.	United States	3,888	(173,483)
Vishay Intertechnology Inc.	United States	1,245	(29,419)
			(236,859)
Energy Equipment & Services (0.1)%
Transocean Ltd.	United States	150,436	(932,703)
Entertainment (0.2)%
Live Nation Entertainment Inc.	United States	4,335	(406,363)
The Marcus Corp.	United States	17,290	(184,139)
Sea Ltd., ADR	Singapore	5,525	(373,048)
Sphere Entertainment Co.	United States	1,242	(45,333)
Spotify Technology SA	United States	176	(52,233)
			(1,061,116)
Financial Services (0.0)%†
Block Inc., A	United States	625	(40,050)
Repay Holdings Corp., A	United States	1,395	(13,587)
Shift4 Payments Inc., A	United States	3,532	(237,633)
			(291,270)
Ground Transportation (0.0)%†
Lyft Inc., A	United States	1,724	(26,912)
Uber Technologies Inc.	United States	576	(37,186)
			(64,098)
Health Care Equipment & Supplies (0.4)%
CONMED Corp.	United States	878	(67,114)
Glaukos Corp.	United States	10,595	(1,194,268)
Haemonetics Corp.	United States	172	(14,462)
Insulet Corp.	United States	1,220	(216,172)
iRhythm Technologies Inc.	United States	287	(25,316)
Lantheus Holdings Inc.	United States	1,768	(144,676)
Tandem Diabetes Care Inc.	United States	12,201	(625,057)
Varex Imaging Corp.	United States	8,187	(126,489)
			(2,413,554)
Health Care Providers & Services (0.0)%†
NeoGenomics Inc.	United States	1,349	(18,495)
OPKO Health Inc.	United States	142,382	(195,063)
PetIQ Inc., A	United States	4,355	(90,410)
			(303,968)
Health Care Technology (0.0)%†
Evolent Health Inc., A	United States	4,482	(94,973)
Health Catalyst Inc.	United States	717	(4,754)
			(99,727)
Hotel & Resort REITs (0.0)%†
Pebblebrook Hotel Trust	United States	12,124	(171,554)
Summit Hotel Properties Inc.	United States	8,014	(49,046)
			(220,600)
Hotels, Restaurants & Leisure (0.4)%
Airbnb Inc., A	United States	179	(25,942)

franklintempleton.com	Annual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants	Value
Securities Sold Short (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
Carnival Corp.	United States	54,907	$(827,998)
The Cheesecake Factory Inc.	United States	1,238	(47,638)
Draftkings Inc., A	United States	707	(24,837)
Expedia Group Inc.	United States	190	(21,443)
Marriott Vacations Worldwide Corp.	United States	960	(86,659)
Norwegian Cruise Line Holdings Ltd.	United States	40,841	(677,961)
Penn National Gaming Inc.	United States	13,194	(230,895)
Royal Caribbean Cruises Ltd.	United States	2,866	(423,251)
			(2,366,624)
Industrial Conglomerates (0.2)%
Honeywell International Inc.	United States	6,719	(1,358,515)
Interactive Media & Services (0.0)%†
Match Group Inc.	United States	504	(15,437)
Snap Inc., A	United States	7,499	(112,635)
			(128,072)
IT Services (0.1)%
Cloudflare Inc., A	United States	951	(64,373)
Digitalocean Holdings Inc.	United States	317	(11,745)
MongoDB Inc., A	United States	3,189	(752,795)
Okta Inc., A	United States	434	(38,487)
Shopify Inc., A	Canada	270	(15,971)
			(883,371)
Leisure Products (0.1)%
Topgolf Callaway Brands Corp.	United States	19,768	(309,369)
Life Sciences Tools & Services (0.0)%†
Inotiv Inc.	United States	2,892	(5,408)
Repligen Corp.	United States	38	(5,665)
			(11,073)
Machinery (0.3)%
Chart Industries Inc.	United States	4,496	(706,007)
Desktop Metal Inc., A	United States	161,776	(91,193)
The Greenbrier Cos. Inc.	United States	7,737	(427,469)
Illinois Tool Works Inc.	United States	1,736	(421,414)
			(1,646,083)
Marine Transportation (0.5)%
Star Bulk Carriers Corp.	Greece	109,143	(2,955,592)
Media (0.0)%†
Cardlytics Inc.	United States	4,755	(41,654)
Metals & Mining (0.2)%
ATI Inc.	United States	18,268	(1,120,559)
Century Aluminum Co.	United States	6,724	(123,251)
Ivanhoe Mines Ltd., A	Canada	16,364	(236,284)
SSR Mining Inc.	Canada	365	(1,949)
			(1,482,043)
Multi-Utilities (0.4)%
DTE Energy Co.	United States	8,048	(937,833)
Public Service Enterprise Group Inc.	United States	13,702	(1,038,064)
WEC Energy Group Inc.	United States	9,390	(760,872)
			(2,736,769)
Oil, Gas & Consumable Fuels (0.3)%
Chevron Corp.	United States	1,397	(226,733)
Green Plains Inc.	United States	4,842	(83,137)

28	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants	Value
Securities Sold Short (continued)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Inc.	United States	16,881	$(329,011)
Kosmos Energy Ltd.	Ghana	20,920	(127,612)
TC Energy Corp.	Canada	14,071	(542,626)
The Williams Cos. Inc.	United States	9,394	(389,945)
			(1,699,064)
Passenger Airlines (0.1)%
American Airlines Group Inc.	United States	198	(2,277)
Cathay Pacific Airways Ltd.	Hong Kong	333,000	(349,281)
			(351,558)
Pharmaceuticals (0.1)%
Collegium Pharmaceutical Inc.	United States	6,407	(212,328)
Innoviva Inc.	United States	10,629	(167,832)
Pacira Biosciences Inc.	United States	1,074	(32,574)
			(412,734)
Professional Services (0.0)%†
CSG Systems International Inc.	United States	1,887	(81,424)
Dayforce Inc.	United States	67	(3,314)
			(84,738)
Real Estate Management & Development (0.0)%†
Anywhere Real Estate Inc.	United States	84	(342)
Redfin Corp.	United States	1,242	(7,999)
Storagevault Canada Inc.	Canada	3,105	(10,274)
Zillow Group Inc., C	United States	1,666	(68,223)
			(86,838)
Semiconductors & Semiconductor Equipment (0.2)%
Enphase Energy Inc.	United States	493	(63,055)
Maxeon Solar Technologies Ltd.	United States	36,004	(67,687)
Microchip Technology Inc.	United States	564	(54,838)
MKS Instruments Inc.	United States	87	(11,013)
SMART Global Holdings Inc.	United States	8,670	(178,429)
Veeco Instruments Inc.	United States	16,948	(688,936)
			(1,063,958)
Software (0.6)%
Alarm.Com Holdings Inc.	United States	334	(21,847)
Blackline Inc.	United States	92	(4,390)
Confluent Inc., A	United States	386	(10,024)
Datadog Inc., A	United States	7,141	(786,795)
Dropbox Inc., A	United States	1,217	(27,419)
Envestnet Inc.	United States	2,102	(137,702)
Five9 Inc.	United States	369	(17,255)
Guidewire Software Inc.	United States	4,952	(564,132)
HubSpot Inc.	United States	1,990	(1,215,990)
Jamf Holding Corp.	United States	566	(9,011)
Microstrategy Inc., A	United States	33	(50,308)
Mitek Systems Inc.	United States	6,511	(81,713)
Pagerduty Inc.	United States	1,052	(19,957)
Porch Group Inc.	United States	9,055	(19,016)
Progress Software Corp.	United States	339	(17,170)
Q2 Holdings Inc.	United States	3,487	(212,079)
Rapid7 Inc.	United States	160	(5,782)
Verint Systems Inc.	United States	696	(20,643)

franklintempleton.com	Annual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants	Value
Securities Sold Short (continued)
Common Stocks (continued)
Software (continued)
Zscaler Inc.	United States	2,218	$(376,971)
			(3,598,204)
Specialty Retail (0.0)%†
National Vision Holdings Inc.	United States	325	(4,904)
Wayfair Inc., A	United States	1,371	(81,561)
			(86,465)
Technology Hardware, Storage & Peripherals (0.1)%
Seagate Technology Holdings PLC	United States	1,741	(162,331)
Super Micro Computer Inc.	United States	153	(120,030)
Western Digital Corp.	United States	410	(30,869)
			(313,230)
Textiles, Apparel & Luxury Goods (0.0)%†
Capri Holdings Ltd.	United States	2,008	(69,376)
Water Utilities (0.2)%
American Water Works Co. Inc.	United States	7,590	(992,544)
Total Common Stocks (Proceeds $43,093,341)			(39,523,893)
Preferred Stocks (Proceeds $216,578) (0.0)%†
Automobiles (0.0)%†
Volkswagen AG, pfd., 2.08%	Germany	1,634	(205,331)

			Principal Amount*
	Convertible Bonds (Proceeds $56,790) (0.0)%†
	Passenger Airlines (0.0)%†
	Jetblue Airways Corp., senior note, 0.50%, 4/01/26	United States	66,000	(58,190)
	Corporate Bonds and Notes (3.2)%
	Aerospace & Defense (0.2)%
	The Boeing Co., senior bond,
	3.60%, 5/01/34	United States	698,000	(556,244)
	3.25%, 2/01/35	United States	623,000	(470,917)
				(1,027,161)
	Automobile Components (0.1)%
[d]	Adient Global Holdings Ltd., senior note, 144A, 8.25%, 4/15/31	United States	622,000	(648,443)
	Automobiles (0.1)%
[d,p]	Rivian Automotive Inc., senior secured note, 144A, FRN, 11.31%, (6-Month SOFR + 6.03%), 10/15/26	United States	374,000	(369,549)
	Banks (0.4)%
	First Horizon Bank, junior sub. bond, 5.75%, 5/01/30	United States	767,000	(728,612)
[d,i]	Industrial & Commercial Bank of China Ltd., junior sub. note, Reg S, 3.2% to 9/24/26, FRN thereafter, Perpetual	China	761,000	(721,961)
	KeyBank NA, senior note, 4.90%, 8/08/32	United States	1,298,000	(1,149,165)
				(2,599,738)
	Building Products (0.2)%
[d]	Ameritex Holdco Intermediate LLC, senior secured note, 144A, 10.25%, 10/15/28	United States	969,000	(1,016,794)
[d]	Oscar AcquisitionCo LLC / Oscar Finance Inc., senior note, 144A, 9.50%, 4/15/30	United States	96,000	(91,655)
				(1,108,449)
	Commercial Services & Supplies (0.0)%†
[d]	Sotheby's, senior secured note, 144A, 7.375%, 10/15/27	United States	171,000	(149,005)

30	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Communications Equipment (0.2)%
[d]	Equipmentshare.Com Inc., senior secured note, 144A, 9.00%, 5/15/28	United States	1,414,000	$(1,460,573)
	Construction Materials (0.2)%
[d]	Camelot Return Merger Sub Inc., senior secured note, 144A, 8.75%, 8/01/28	United States	989,000	(979,488)
	Consumer Finance (0.1)%
	Ally Financial Inc., junior sub. bond, 5.75%, 11/20/25	United States	517,000	(514,867)
	OneMain Finance Corp., senior note, 7.125%, 3/15/26	United States	216,000	(219,306)
				(734,173)
	Diversified Financial Services (0.3)%
[d]	Kronos Acquisition Holdings Inc. / KIK Custom Products Inc., senior note, 144A, 7.00%, 12/31/27	Canada	626,000	(617,561)
	Lincoln National Corp., senior bond,
	3.35%, 3/09/25	United States	198,000	(194,251)
	3.625%, 12/12/26	United States	300,000	(286,655)
[d]	Wash Multifamily Acquisition Inc., senior secured note, 144A, 5.75%, 4/15/26	United States	1,121,000	(1,090,707)
				(2,189,174)
	Entertainment (0.2)%
	Warnermedia Holdings Inc.,
	senior bond, 5.141%, 3/15/52	United States	688,000	(543,468)
	senior note, 4.279%, 3/15/32	United States	985,000	(862,472)
				(1,405,940)
	Equity Real Estate Investment Trusts (REITs) (0.1)%
[d]	Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, 3.375%, 6/15/26	United States	510,000	(479,669)
	Food Products (0.1)%
	B&G Foods Inc., senior note,
	5.25%, 4/01/25	United States	164,000	(161,482)
	5.25%, 9/15/27	United States	673,000	(618,273)
				(779,755)
	Health Care Technology (0.1)%
[d]	Cloud Software Group Inc., senior secured note, 144A, 9.00%, 9/30/29	United States	617,000	(597,535)
	Industrial Conglomerates (0.1)%
	3M Co., senior note,
	2.00%, 2/14/25	United States	408,000	(397,814)
	2.65%, 4/15/25	United States	150,000	(146,271)
				(544,085)
	Insurance (0.2)%
	MetLife Inc., senior bond,
	6.50%, 12/15/32	United States	596,000	(649,189)
	6.375%, 6/15/34	United States	591,000	(633,857)
				(1,283,046)
	Media (0.2)%
	Grupo Televisa Sab, senior bond, 6.125%, 1/31/46	Mexico	254,000	(245,687)
	iHeartCommunications Inc., senior note, 8.375%, 5/01/27	United States	267,842	(97,038)
[d]	Univision Communications Inc., senior secured note, 144A, 7.375%, 6/30/30	United States	933,000	(884,984)
				(1,227,709)
	Pharmaceuticals (0.2)%
[d]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior bond, 144A, 5.125%, 4/30/31	United States	1,380,000	(1,220,668)

franklintempleton.com	Annual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Semiconductors & Semiconductor Equipment (0.1)%
	Intel Corp.,
	senior bond, 3.90%, 3/25/30	United States	258,000		$(241,121)
	senior note, 2.45%, 11/15/29	United States	240,000		(209,564)
	senior note, 5.125%, 2/10/30	United States	388,000		(387,644)
					(838,329)
	Software (0.1)%
	Concentrix Corp.,
	senior bond, 6.85%, 8/02/33	United States	467,000		(458,127)
	senior note, 6.60%, 8/02/28	United States	450,000		(453,720)
					(911,847)
	Specialty Retail (0.0)%†
[d]	Upbound Group Inc., senior note, 144A, 6.375%, 2/15/29	United States	15,000		(14,480)
	Total Corporate Bonds and Notes (Proceeds $20,240,862)				(20,568,816)
	Foreign Government and Agency Securities (0.4)%
[d]	Government of Italy, senior bond, Reg S,
	10Y, 0.95%, 6/01/32	Italy	467,000	EUR	(411,393)
	10Y, 2.50%, 12/01/32	Italy	833,000	EUR	(822,809)
	Government of Turkey, senior bond, 7.375%, 2/05/25	Turkey	1,224,000		(1,232,109)
	Total Foreign Government and Agency Securities (Proceeds $2,457,806)				(2,466,311)
	U.S. Government and Agency Securities (0.1)%
	U.S. Treasury Note,
	4.625%, 4/30/29	United States	46,000		(46,230)
	4.375%, 5/15/34	United States	751,000		(744,370)
	Total U.S. Government and Agency Securities (Proceeds $793,884)				(790,600)
[p]	Senior Floating Rate Interests (1.0)%
	Automobile Components (0.4)%
	First Brands Group LLC, First Lien Term Loan, 10.59%, (3-Month SOFR + 5.00%), 3/30/27	United States	2,770,541		(2,749,206)
	Commercial Services & Supplies (0.0)%†
	Sotheby's, 10.06%, (3-Month SOFR + 4.50%), 1/15/27	United States	118,069		(111,379)
	Diversified Telecommunication Services (0.1)%
	Consolidated Communications, Term Loan B, 8.941%, (1-Month SOFR + 3.61%), 10/02/27	United States	376,257		(359,225)
	Health Care Providers & Services (0.1)%
[o]	Petco Health & Wellness Co. Inc., First Lien Term Loan, 8.821%, (3-Month SOFR + 3.51%), 3/03/28	United States	450,437		(409,215)
	Professional Services (0.2)%
	CoreLogic Inc., Term Loan B, 4.00%, (1-Month USD LIBOR + 3.50%), 6/02/28	United States	1,288,657		(1,274,965)
	Transportation & Logistics (0.2)%
[o]	Forward Air Corp., Term Loan B, 9.826%, (1-Month SOFR + 4.50%), 12/19/30	United States	1,170,194		(1,079,018)
	Total Senior Floating Rate Interests (Proceeds $5,943,552)				(5,983,008)
	Total Securities Sold Short (Proceeds $108,064,738)				$(105,141,373)

32	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
# Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At May 31, 2024, the aggregate value of these securities and/or cash pledged amounted to $77,521,954, representing 12.2% of net assets.
c A portion or all of the security is on loan at May 31, 2024. See Note 1(f).
d Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2024, the net value of these securities was $37,591,989, representing 5.9% of net assets.
e Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
f A portion or all of the security is held in connection with written option contracts open at period end.
g See Note 9 regarding investments in Russian securities.
h Defaulted security or security for which income has been deemed uncollectible. See Note 7.
i Perpetual security with no stated maturity date.
j Income may be received in additional securities and/or cash.
k A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
l Principal amount is stated in 100 Mexican Peso Units.
m See Note 1(h) regarding senior floating rate interests.
n The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o See Note 10 regarding unfunded loan commitments.
p The coupon rate shown represents the rate at period end.
q The rate shown is the annualized seven-day effective yield at period end.
r A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
s See Note 1(f) regarding securities on loan.
t See Note 3(f) regarding investments in affiliated investment companies.
u The security was issued on a discount basis with no stated coupon rate.
v See Note 1(d) regarding written options.
w See Note 1(e) regarding securities sold short.

franklintempleton.com	Annual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
At May 31, 2024, the Fund had the following futures contracts outstanding. See Note 1(d).
Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	27	$1,769,269	6/17/24	$165,483
Aluminum	Short	27	1,769,269	6/17/24	(165,186)
Aluminum	Long	12	799,491	9/16/24	30,916
Brent Crude Oil	Long	76	6,164,360	6/28/24	(143,900)
Brent Crude Oil	Long	3	242,610	7/31/24	(5,180)
Canola	Long	15	145,493	7/12/24	3,936
Canola	Long	14	140,354	11/14/24	4,528
Cocoa	Short	2	189,710	7/16/24	(31,766)
Cocoa	Long	3	264,152	9/13/24	2,173
Cocoa	Short	7	603,211	9/13/24	(101,846)
Cocoa	Short	2	154,260	12/13/24	(32,190)
Coffee	Long	18	1,500,863	7/19/24	100,438
Coffee	Long	1	82,969	9/18/24	(2,588)
Copper	Long	19	4,724,055	6/17/24	463,170
Copper	Short	19	4,724,055	6/17/24	(384,195)
Copper	Long	4	460,200	7/29/24	(5,125)
Copper	Long	11	2,768,947	9/16/24	11,877
Copper	Short	1	251,723	9/16/24	6,774
Copper	Long	1	115,263	9/26/24	(587)
Corn	Short	136	3,034,500	7/12/24	2,621
Corn	Short	14	317,800	9/13/24	4,600
Corn	Short	42	980,700	12/13/24	12,163
Corn	Short	3	71,925	3/14/25	1,963
Corn	Short	1	24,350	5/14/25	(350)
Corn	Short	1	24,600	7/14/25	138
Cotton	Long	5	190,375	7/09/24	(22,075)
Cotton	Short	6	228,450	7/09/24	7,797
Cotton	Long	3	112,665	12/06/24	(5,700)
Gasoline	Long	15	1,522,962	6/28/24	(61,347)
Gasoline	Long	1	100,762	7/31/24	(1,718)
Gold 100 Oz	Long	17	3,987,860	8/28/24	(43,639)
Gold 100 Oz	Short	12	2,814,960	8/28/24	30,820
Hard Red Winter Wheat	Short	50	1,771,875	7/12/24	(295,120)
Hard Red Winter Wheat	Short	13	470,113	9/13/24	(59,213)
Hard Red Winter Wheat	Short	10	370,875	12/13/24	(48,000)
Hard Red Winter Wheat	Short	1	37,738	3/14/25	(3,975)
Lean Hogs	Short	6	226,440	6/14/24	21,950
Lean Hogs	Short	22	854,700	7/15/24	39,470
Lean Hogs	Short	15	579,000	8/14/24	27,120
Lean Hogs	Short	3	99,480	10/14/24	2,870
Live Cattle	Short	6	435,720	6/28/24	(10,530)
Live Cattle	Short	23	1,641,740	8/30/24	2,630
Live Cattle	Short	7	506,240	10/31/24	(5,650)
Live Cattle	Short	5	369,300	12/31/24	(4,680)
Low Sulphur Gas Oil	Long	5	365,875	6/12/24	(9,975)
Low Sulphur Gas Oil	Long	46	3,378,700	7/11/24	(114,552)
Low Sulphur Gas Oil	Long	4	295,000	8/12/24	(13,575)
Low Sulphur Gas Oil	Long	1	74,050	9/12/24	(1,375)
Milling Wheat	Short	15	210,975	9/10/24	(26,316)
Milling Wheat	Short	27	387,811	12/10/24	(41,306)
Milling Wheat	Short	3	43,334	3/10/25	(3,447)
Milling Wheat	Short	1	14,445	5/12/25	(462)
Natural Gas	Long	10	258,700	6/26/24	(9,980)
Natural Gas	Short	19	491,530	6/26/24	19,058

34	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts (continued)[a]
Natural Gas	Long	2	$53,240	7/29/24	$(2,590)
Natural Gas	Long	1	26,510	8/28/24	1,320
Natural Gas	Long	2	54,880	9/26/24	(280)
Natural Gas	Long	1	31,090	10/29/24	(740)
NY Harbor Ultra Low Sulfur Diesel	Long	7	700,955	6/28/24	(40,740)
NY Harbor Ultra Low Sulfur Diesel	Long	2	201,902	7/31/24	(7,396)
NY Harbor Ultra Low Sulfur Diesel	Long	2	203,448	8/30/24	(5,309)
Palladium	Long	5	456,450	9/26/24	(40,280)
Platinum	Long	24	1,250,400	7/29/24	147,960
Platinum	Long	1	52,695	10/29/24	545
Rapeseed	Short	1	26,448	7/31/24	(1,601)
Rapeseed	Short	1	26,882	10/31/24	(1,614)
Robusta Coffee	Long	6	247,200	7/25/24	11,860
Robusta Coffee	Long	15	598,050	9/24/24	11,930
Robusta Coffee	Long	4	154,160	11/25/24	(3,150)
Silver	Long	19	2,891,800	7/29/24	137,326
Silver	Short	18	2,739,600	7/29/24	(241,885)
Silver	Short	2	307,670	9/26/24	16,605
Soybean Meal	Long	18	656,460	7/12/24	(20,771)
Soybean Meal	Short	18	656,460	7/12/24	(39,450)
Soybean Meal	Short	4	143,200	8/14/24	(2,930)
Soybean Meal	Short	2	71,180	9/13/24	(3,110)
Soybean Meal	Short	1	35,570	10/14/24	(1,950)
Soybean Meal	Short	11	395,340	12/13/24	(6,700)
Soybean Meal	Short	1	36,020	1/14/25	1,260
Soybean Oil	Short	37	1,010,544	7/12/24	(282)
Soybean Oil	Short	2	54,936	8/14/24	(510)
Soybean Oil	Short	1	27,522	9/13/24	(282)
Soybean Oil	Short	1	27,516	10/14/24	(180)
Soybean Oil	Short	6	165,816	12/13/24	(2,124)
Soybeans	Short	42	2,530,500	7/12/24	(51,440)
Soybeans	Short	3	180,525	8/14/24	(1,350)
Soybeans	Short	1	59,225	9/13/24	(988)
Soybeans	Short	24	1,421,400	11/14/24	7,700
Soybeans	Short	2	119,750	1/14/25	1,550
Sugar	Long	36	737,856	6/28/24	(127,088)
Sugar	Short	51	1,045,296	6/28/24	112,358
Sugar	Short	14	286,787	9/30/24	21,504
Sugar	Short	3	62,362	2/28/25	3,192
UK Natural Gas	Short	45	1,454,593	6/27/24	(31,403)
UK Natural Gas	Short	5	164,110	7/30/24	1,560
Wheat	Short	44	1,492,700	7/12/24	(234,333)
Wheat	Short	10	349,750	9/13/24	(49,050)
Wheat	Short	8	289,400	12/13/24	(37,925)
Wheat	Short	1	37,013	3/14/25	(4,663)
White Sugar	Short	11	297,935	7/16/24	38,840
White Sugar	Short	4	103,740	9/13/24	10,310
White Sugar	Short	1	25,440	11/15/24	1,660
WTI Crude Oil	Long	45	3,464,550	6/20/24	(54,739)
Zinc	Long	10	732,320	6/17/24	139,760
Zinc	Short	10	732,320	6/17/24	(42,750)
Zinc	Long	7	521,071	9/16/24	8,221
					(1,077,195)
Currency Contracts[a]
Australian Dollar Index	Short	16	1,063,440	6/17/24	(20,715)
British Pound Index	Long	8	636,600	6/17/24	(225)

franklintempleton.com	Annual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Currency Contracts (continued)[a]
Canadian Dollar Index	Short	178	$13,063,420	6/18/24	$94,974
EUR/CZK	Long	3	527,074	6/17/24	7,992
EUR/HUF	Long	13	1,085,007	6/17/24	5,996
EUR/NOK	Long	34	4,612,268	6/17/24	(153,770)
EUR/PLN	Long	16	2,030,694	6/17/24	21,309
EUR/SEK	Long	2	271,227	6/17/24	(5,181)
Euro Index	Long	145	19,665,625	6/17/24	(167,495)
Japanese Yen Index	Long	54	4,302,112	6/17/24	(87,190)
Mexican Peso Index	Long	420	12,343,800	6/17/24	(55,170)
New Israeli Shekel Index	Short	5	1,348,450	6/17/24	(19,214)
New Zealand Dollar Index	Short	52	3,192,280	6/17/24	2,910
South African Rand Index	Short	121	3,212,550	6/17/24	(29,728)
Swiss Franc Index	Short	86	11,927,663	6/17/24	368,094
U.S. Dollar Index	Long	260	3,640,807	6/17/24	85,614
					48,201
Equity Contracts
CAC 40 10 Euro Index[a]	Long	33	2,862,385	6/21/24	(67,085)
CAC 40 10 Euro Index[a]	Short	2	173,478	6/21/24	3,902
CBOE Volatility Index[a]	Long	56	772,218	6/18/24	(61,532)
CBOE Volatility Index[a]	Long	27	393,695	7/17/24	(24,655)
CBOE Volatility Index[a]	Long	7	105,712	8/21/24	(3,338)
CBOE Volatility Index[a]	Long	1	15,600	9/18/24	(150)
DAX Index[a]	Long	19	9,550,860	6/21/24	(15,291)
DJ EURO STOXX 50 Index[a]	Long	330	17,846,043	6/21/24	38,195
DJ EURO STOXX 50 Index	Short	8	432,631	6/21/24	(1,473)
DJIA Mini E-CBOT Index[a]	Long	20	3,879,100	6/21/24	(66,299)
E-Mini Russell 2000[a]	Long	9	934,110	6/21/24	(7,579)
E-Mini Russell 2000[a]	Short	112	11,624,480	6/21/24	97,585
E-mini S&P MidCap 400 Index[a]	Short	6	1,795,140	6/21/24	1,760
FTSE 100 Index[a]	Long	70	7,390,908	6/21/24	160,761
FTSE China A50 Index[a]	Long	264	3,263,568	6/27/24	(61,795)
FTSE Taiwan Index[a]	Short	8	575,200	6/27/24	18,600
FTSE/JSE Top 40 Index[a]	Short	25	941,735	6/20/24	(45,761)
FTSE/MIB Index[a]	Long	3	562,702	6/21/24	(2,794)
Hang Seng China Enterprises Index[a]	Long	5	203,187	6/27/24	(9,032)
Hang Seng Index[a]	Long	12	1,381,694	6/27/24	(48,932)
IBEX 35 Index[a]	Short	23	2,825,762	6/21/24	(7,115)
KOSPI 200 Index[a]	Short	53	3,445,641	6/13/24	19,939
MSCI Emerging Markets Index[a]	Long	7	369,775	6/21/24	(3,505)
MSCI Singapore Index[a]	Long	22	502,946	6/27/24	(4,873)
NASDAQ 100 E-Mini Index[a]	Long	7	2,602,740	6/21/24	28,689
Nikkei 225 Index[a]	Long	161	10,034,018	6/13/24	(282,733)
NSE IFSC Nifty 50 Index[a]	Short	1	45,376	6/27/24	811
S&P 500 E-Mini Index[a]	Long	161	42,628,775	6/21/24	721,690
S&P 500 E-Mini Index	Short	5	1,323,875	6/21/24	3,909
S&P/TSX 60 Index[a]	Long	19	3,720,401	6/20/24	43,857
SPI 200 Index[a]	Short	9	1,155,564	6/20/24	481
TOPIX Index[a]	Long	44	7,755,572	6/13/24	185,313
					611,550
Interest Rate Contracts[a]
3 Month EURIBOR	Long	31	8,108,936	9/16/24	(19,445)
3 Month EURIBOR	Long	32	8,385,271	12/16/24	(25,244)
3 Month EURIBOR	Long	25	6,561,166	3/17/25	(27,331)
3 Month EURIBOR	Long	26	6,833,133	6/16/25	(31,024)
3 Month EURIBOR	Short	146	38,370,672	6/16/25	200,805
3 Month EURIBOR	Long	18	4,736,734	9/15/25	(21,978)

36	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts (continued)[a]
3 Month EURIBOR	Long	20	$5,268,463	12/15/25	$(22,314)
3 Month EURIBOR	Long	12	3,163,519	3/16/26	(11,019)
3 Month EURIBOR	Long	6	1,582,736	6/15/26	(5,465)
3 Month SOFR	Short	12	2,844,600	12/17/24	313
3 Month SOFR	Short	14	3,326,050	3/18/25	(100)
3 Month SOFR	Short	10	2,381,125	6/17/25	(513)
3 Month SOFR	Short	302	72,064,750	9/16/25	113,099
3 Month SOFR	Short	8	1,912,700	12/16/25	(563)
3 Month SOFR	Short	7	1,676,238	3/17/26	163
3 Month SOFR	Short	5	1,198,688	6/16/26	(225)
3 Month SOFR	Short	4	959,700	9/15/26	(638)
3 Month SONIA	Short	12	3,630,850	12/17/24	8,215
3 Month SONIA	Short	14	4,243,796	3/18/25	11,000
3 Month SONIA	Short	12	3,643,847	6/17/25	23,967
3 Month SONIA	Short	34	10,342,105	9/16/25	12,411
ASX 90 Day Bank Accepted Bill	Long	10	6,581,930	9/12/24	(3,649)
ASX 90 Day Bank Accepted Bill	Long	8	5,265,544	12/12/24	(4,609)
ASX 90 Day Bank Accepted Bill	Long	6	3,949,832	3/13/25	(3,828)
ASX 90 Day Bank Accepted Bill	Long	4	254,829	6/12/25	(1,143)
ASX 90 Day Bank Accepted Bill	Long	2	1,275,210	9/11/25	(5,854)
Australian 3 Yr. Bond	Long	89	6,244,747	6/17/24	(76,472)
Australian 10 Yr. Bond	Long	33	2,473,617	6/17/24	(21,257)
Australian 10 Yr. Bond	Short	64	4,797,319	6/17/24	91,429
Canadian 10 Yr. Bond	Long	42	3,663,348	9/18/24	(8,391)
Euro-BOBL	Long	22	2,767,617	6/06/24	(33,645)
Euro-BOBL	Long	11	1,377,244	9/06/24	3,223
Euro-BOBL	Short	22	2,754,488	9/06/24	(2,527)
Euro-Bund	Long	108	15,156,768	6/06/24	(360,991)
Euro-Bund	Long	62	8,744,162	9/06/24	33,391
Euro-Buxl	Short	13	1,783,237	6/06/24	96,178
Euro-OAT	Long	25	3,383,730	6/06/24	(71,206)
Euro-SCHATZ	Long	22	2,505,631	6/06/24	(3,997)
Euro-SCHATZ	Long	22	2,512,196	9/06/24	1,611
Euro-SCHATZ	Short	219	25,007,769	9/06/24	(10,295)
Japanese 10 Yr. Bond	Long	3	2,727,689	6/13/24	(47,026)
Korean 3 Yr. Bond	Long	16	1,204,955	6/18/24	(4,586)
Korean 10 Yr. Bond	Short	21	1,695,410	6/18/24	(1,873)
Long Gilt	Long	16	1,963,773	9/26/24	(11,747)
Long Gilt	Short	50	6,136,791	9/26/24	47,202
U.S. Treasury 2 Yr. Note	Long	269	54,796,141	9/30/24	(45,921)
U.S. Treasury 2 Yr. Note	Short	159	32,388,797	9/30/24	(13,145)
U.S. Treasury 5 Yr. Note	Short	130	13,753,593	9/30/24	4,573
U.S. Treasury 10 Yr. Note	Short	266	28,939,968	9/19/24	19,522
U.S. Treasury 10 Yr. Ultra	Short	35	3,921,094	9/19/24	2,523
U.S. Treasury Long Bond	Long	8	928,500	9/19/24	(7,200)
U.S. Treasury Long Bond	Short	40	4,642,500	9/19/24	16,648
U.S. Treasury Ultra Bond	Short	30	3,673,125	9/19/24	24,258
					(194,690)
Total Futures Contracts					$(612,134)

*As of period end.
aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

franklintempleton.com	Annual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
At May 31, 2024, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Australian Dollar	BZWS	Buy	2,272,000	1,481,773		6/20/24	$30,814	$—
Australian Dollar	BZWS	Sell	3,103,000	2,042,290		6/20/24	520	(24,054)
British Pound	BZWS	Buy	1,834,000	2,304,585		6/20/24	32,632	(4)
British Pound	BZWS	Sell	2,133,000	2,714,361		6/20/24	—	(3,892)
British Pound	JPHQ	Sell	768,000	978,658		6/20/24	—	(68)
Euro	BZWS	Buy	1,559,000	1,689,084		6/20/24	7,020	(2,972)
Euro	BZWS	Sell	2,072,000	2,261,960		6/20/24	12,487	(796)
Euro	JPHQ	Buy	160,000	172,261		6/20/24	1,505	—
Euro	JPHQ	Sell	1,104,000	1,206,692		6/20/24	7,706	—
Japanese Yen	BZWS	Sell	5,653,000	36,523		6/20/24	464	—
Norwegian Krone	BZWS	Buy	17,743,000	1,681,855		6/20/24	9,416	—
Norwegian Krone	BZWS	Sell	17,743,000	1,673,717		6/20/24	—	(17,554)
Swedish Krona	BZWS	Buy	11,101,000	1,050,329		6/20/24	5,581	—
Swedish Krona	BZWS	Sell	11,483,000	1,088,458		6/20/24	4,781	(8,567)
Australian Dollar[b]	MSCO	Buy	11,597,000	7,593,533		6/21/24	127,417	(5)
Australian Dollar[b]	MSCO	Sell	17,077,000	11,288,096		6/21/24	1,474	(82,745)
British Pound[b]	MSCO	Buy	2,326,000	2,956,764		6/21/24	15,244	(7,779)
British Pound[b]	MSCO	Sell	4,393,000	5,528,186		6/21/24	1,038	(71,238)
Canadian Dollar[b]	MSCO	Buy	5,661,000	4,163,190		6/21/24	7,439	(15,397)
Canadian Dollar[b]	MSCO	Sell	18,787,000	13,902,709		6/21/24	132,336	(19,478)
Euro[b]	MSCO	Buy	5,805,000	6,252,714		6/21/24	58,987	(6,961)
Euro[b]	MSCO	Sell	19,784,000	21,527,611		6/21/24	109,053	(68,607)
Japanese Yen[b]	MSCO	Buy	222,851,000	1,455,804		6/21/24	20	(34,092)
Japanese Yen[b]	MSCO	Sell	1,248,324,000	8,476,890		6/21/24	512,912	—
Mexican Peso[b]	MSCO	Buy	57,386,000	3,376,889		6/21/24	28	(6,172)
Mexican Peso[b]	MSCO	Sell	2,694,000	157,775		6/21/24	160	(626)
New Zealand Dollar[b]	MSCO	Buy	4,857,000	2,985,780		6/21/24	6,550	(6,728)
New Zealand Dollar[b]	MSCO	Sell	10,210,000	6,158,082		6/21/24	945	(118,964)
Swiss Franc[b]	MSCO	Buy	422,000	467,926		6/21/24	1,880	(981)
Swiss Franc[b]	MSCO	Sell	7,248,000	8,276,741		6/21/24	227,290	(2,774)
Canadian Dollar	BNYM	Buy	917,000	675,970		6/26/24	—	(2,815)
Canadian Dollar	BNYM	Sell	1,109,000	818,301		6/26/24	4,202	—
Euro	BNYM	Buy	700,000	758,774		6/26/24	2,374	(713)
Euro	BNYM	Sell	1,793,000	1,947,748		6/26/24	—	(51)
Hong Kong Dollar	BNYM	Buy	5,583,000	714,988		6/26/24	—	(546)
Hong Kong Dollar	BNYM	Sell	9,897,000	1,268,308		6/26/24	1,815	—
Euro	BZWS	Sell	439,180	51,651,983	RSD	7/03/24	2,345	(963)
Serbian Dinar	BZWS	Sell	51,651,983	439,666	EUR	7/03/24	4,826	(5,680)
Chinese Yuan	BZWS	Sell	19,659,750	2,757,715		7/17/24	30,084	—
Chinese Yuan	HSBC	Buy	19,633,516	2,765,114		7/17/24	—	(41,123)
Colombian Peso	BZWS	Buy	5,497,206,461	1,391,515		7/17/24	19,893	—
Colombian Peso	BZWS	Sell	857,759,635	216,718		7/17/24	—	(3,512)
Colombian Peso	CITI	Buy	2,880,670,721	728,362		7/17/24	11,250	—
Colombian Peso	GSCO	Sell	2,140,954,728	539,353		7/17/24	—	(10,337)
Colombian Peso	JPHQ	Buy	3,607,907,843	913,517		7/17/24	12,813	—
Colombian Peso	UBSW	Sell	10,145,167,600	2,619,054		7/17/24	14,282	—
Colombian Peso	JPHQ	Buy	2,807,768,715	711,638		7/17/24	9,257	—
Colombian Peso	JPHQ	Sell	7,205,935,000	1,850,000		7/17/24	—	(124)
Czech Koruna	BOFA	Buy	26,987,444	1,135,501		7/17/24	51,168	—
Czech Koruna	BZWS	Sell	27,448,000	1,176,993		7/17/24	—	(29,927)
Euro	JPHQ	Sell	85,000	91,126		7/17/24	—	(1,305)
Euro	BNPP	Buy	885,000	956,701		7/17/24	5,664	—

38	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BZWS	Buy	3,073,650	3,280,000		7/17/24	$62,344	$—
Euro	CITI	Buy	1,085,000	1,169,577		7/17/24	10,272	—
Hungarian Forint	GSCO	Sell	28,756,785	73,124	EUR	7/17/24	—	(420)
Euro	MLCO	Sell	1,969,505	2,130,000		7/17/24	—	(11,676)
Polish Zloty	MSCO	Sell	679,667	157,779	EUR	7/17/24	—	(859)
Euro	MSCO	Buy	1,133,000	1,215,151		7/17/24	16,894	—
Euro	MSCO	Sell	910,377	979,878		7/17/24	1,022	(11,105)
Euro	JPHQ	Sell	2,707,953	2,951,907		7/17/24	7,230	—
Euro	SSBT	Sell	240,000	260,411		7/17/24	—	(569)
Euro	JPHQ	Sell	114,794	124,074		7/17/24	—	(755)
Indonesian Rupiah	BZWS	Buy	500,000,000	30,702		7/17/24	44	—
Indonesian Rupiah	MSCO	Buy	21,201,459,961	1,316,812		7/17/24	—	(13,113)
Indonesian Rupiah	MSCO	Sell	1,608,652,487	100,821		7/17/24	1,903	—
Indonesian Rupiah	JPHQ	Sell	1,608,652,488	100,832		7/17/24	1,914	—
Indonesian Rupiah	SSBT	Sell	22,084,230,858	1,366,289		7/17/24	8,308	—
Indonesian Rupiah	UBSW	Buy	45,081,750,000	2,770,000		7/17/24	2,122	—
Indonesian Rupiah	UBSW	Sell	34,859,290,000	2,180,000		7/17/24	36,467	—
Japanese Yen	UBSW	Buy	32,891,464	219,814		7/17/24	—	(9,123)
Kazakhstan Tenge	CITI	Sell	284,392,039	630,595		7/17/24	1,547	—
Kazakhstan Tenge	JPHQ	Buy	281,445,408	615,720		7/17/24	6,810	—
Mexican Peso	BNPP	Sell	45,064,602	2,659,937		7/17/24	27,613	(3,592)
Mexican Peso	BZWS	Buy	30,603,300	1,770,000		7/17/24	20,047	—
Mexican Peso	BZWS	Sell	23,502,997	1,397,723		7/17/24	22,987	—
Mexican Peso	CITI	Buy	27,559,000	1,609,184		7/17/24	2,796	—
Mexican Peso	JPHQ	Buy	18,623,520	1,080,000		7/17/24	9,326	—
Mexican Peso	UBSW	Sell	639,000	36,603		7/17/24	—	(773)
Peruvian Nuevo Sol	JPHQ	Sell	2,261,866	602,923		7/17/24	—	(4,207)
Peruvian Nuevo Sol	CITI	Sell	5,796,691	1,559,321		7/17/24	3,373	—
Peruvian Nuevo Sol	GSCO	Buy	7,507,953	2,003,239		7/17/24	12,517	(471)
Peruvian Nuevo Sol	JPHQ	Buy	1,541,813	415,471		7/17/24	—	(1,618)
Peruvian Nuevo Sol	UBSW	Sell	3,830,108	1,017,077		7/17/24	—	(11,001)
Peruvian Nuevo Sol	JPHQ	Buy	1,539,229	414,529		7/17/24	—	(1,369)
Peruvian Nuevo Sol	JPHQ	Sell	3,047,866	819,737		7/17/24	1,629	—
Philippine Peso	CITI	Buy	33,284,284	578,985		7/17/24	—	(10,746)
Philippine Peso	JPHQ	Buy	13,271,119	231,015		7/17/24	—	(4,447)
Romanian Leu	BNPP	Sell	4,972,342	1,083,980		7/17/24	2,143	(1,521)
Romanian Leu	BZWS	Buy	3,061,552	657,127		7/17/24	9,914	—
Romanian Leu	HSBC	Buy	4,096,979	877,621		7/17/24	15,016	—
Romanian Leu	UBSW	Sell	2,158,473	471,391		7/17/24	1,110	—
South African Rand	BNPP	Sell	5,692,442	299,256		7/17/24	—	(2,565)
South African Rand	BZWS	Sell	7,699,860	405,358		7/17/24	—	(2,899)
South African Rand	HSBC	Sell	36,902,676	1,955,386		7/17/24	1,386	(2,627)
South African Rand	MLCO	Buy	12,972,765	710,000		7/17/24	—	(22,167)
South African Rand	MSCO	Sell	20,362,139	1,089,861		7/17/24	10,234	—
South African Rand	SSBT	Buy	15,646,000	840,620		7/17/24	—	(11,049)
South African Rand	JPHQ	Buy	26,084,242	1,392,564		7/17/24	—	(9,544)
Turkish Lira	BNPP	Buy	1,956,848	56,072		7/17/24	2,005	—
Turkish Lira	BZWS	Buy	48,606,400	1,360,000		7/17/24	82,573	—
Turkish Lira	BZWS	Sell	38,743,312	1,130,532		7/17/24	—	(19,318)
Turkish Lira	CITI	Sell	8,849,361	262,147		7/17/24	—	(490)
Turkish Lira	HSBC	Sell	11,819,937	340,567		7/17/24	—	(10,233)
Brazilian Real	BNPP	Buy	4,688,459	899,087		8/02/24	—	(11,694)
Brazilian Real	BNPP	Sell	8,677,128	1,681,587		8/02/24	39,252	—
Brazilian Real	JPHQ	Buy	5,860,574	1,133,365		8/02/24	—	(24,124)

franklintempleton.com	Annual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Brazilian Real	HSBC	Buy	5,880,709	1,127,177		8/02/24	$—	$(14,125)
Chinese Yuan	MSCO	Sell	2,828,471	397,658		8/15/24	3,979	—
South Korean Won	MSCO	Buy	530,163,970	390,166		8/20/24	—	(5,517)
British Pound	MSCO	Sell	2,250,000	2,873,866		8/30/24	5,419	—
Danish Krone	MSCO	Sell	3,300,000	483,359		8/30/24	837	—
Euro	MSCO	Sell	4,350,000	4,749,970		8/30/24	9,970	—
Norwegian Krone	MSCO	Sell	1,500,000	143,031		8/30/24	—	(202)
Polish Zloty	MSCO	Sell	100,000	25,487		8/30/24	131	—
Swedish Krona	MSCO	Sell	5,200,000	494,538		8/30/24	—	(1,899)
Swiss Franc	MSCO	Buy	400,000	443,378		8/30/24	4,628	—
Turkish Lira	BZWS	Buy	31,324,290	790,000		11/04/24	47,563	—
Turkish Lira	BZWS	Sell	15,693,533	394,122		11/04/24	—	(25,499)
Euro	CITI	Sell	388,213	45,964,441	RSD	11/07/24	4,160	(2,470)
Georgian Lari	CITI	Sell	1,133,400	404,064		11/08/24	—	(1,736)
Turkish Lira	BZWS	Buy	38,743,312	1,003,038		11/12/24	24,789	—
Euro	BNPP	Sell	439,180	52,262,444	RSD	1/17/25	9,056	(6,342)
Serbian Dinar	BNPP	Sell	52,262,444	438,370	EUR	1/17/25	4,625	(8,228)
Euro	CITI	Sell	204,462	24,398,396	RSD	3/28/25	1,154	—
Euro	JPHQ	Sell	2,900,000	3,396,074		3/31/25	203,691	—
Euro	GSCO	Sell	178,965	21,359,458	RSD	5/05/25	1,078	(358)
Total Forward Exchange Contracts							$2,227,550	$(868,001)
Net unrealized appreciation (depreciation)								$1,359,549

*In U.S. dollars unless otherwise indicated.
aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.
bA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

40	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
At May 31, 2024, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Air France-KLM	(5.00)%	Quarterly	12/20/27	27,000	EUR	$(3,540)	$1,968	$(5,508)
Air France-KLM	(5.00)%	Quarterly	12/20/27	38,000	EUR	(4,982)	2,710	(7,692)
Air France-KLM	(5.00)%	Quarterly	12/20/27	70,000	EUR	(9,177)	3,700	(12,877)
Air France-KLM	(5.00)%	Quarterly	12/20/27	80,000	EUR	(14,496)	5,459	(19,955)
Air France-KLM	(5.00)%	Quarterly	12/20/27	132,000	EUR	(17,305)	7,298	(24,603)
Air France-KLM	(5.00)%	Quarterly	6/20/24	200,000	EUR	(556)	(56)	(500)
Air France-KLM	(5.00)%	Quarterly	6/20/24	100,000	EUR	(278)	(123)	(155)
American Airlines Inc.	(5.00)%	Quarterly	6/20/24	143,000		(299)	155	(454)
American Airlines Inc.	(5.00)%	Quarterly	6/20/24	286,000		(598)	623	(1,221)
American Airlines Inc.	(5.00)%	Quarterly	6/20/24	178,000		(372)	661	(1,033)
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	72,000		(2,145)	3,648	(5,793)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(4,092)	(6,385)	2,293
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	73,000		(2,060)	(3,000)	940
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	107,000		(3,019)	(4,556)	1,537
American Airlines Inc.	(5.00)%	Quarterly	6/20/24	41,000		(86)	112	(198)
American Airlines Inc.	(5.00)%	Quarterly	6/20/24	189,000		(395)	566	(961)
American Airlines Inc.	(5.00)%	Quarterly	12/20/25	275,000		(7,968)	(11,907)	3,939
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(4,092)	(4,565)	473
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	59,000		(1,758)	292	(2,050)
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	72,000		(2,145)	474	(2,619)
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	216,000		(6,435)	715	(7,150)
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	72,000		(2,145)	1,104	(3,249)
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	144,000		(4,290)	2,437	(6,727)
American Airlines Inc.	(5.00)%	Quarterly	6/20/25	144,000		(4,290)	2,552	(6,842)
American Airlines Inc.	(5.00)%	Quarterly	12/20/25	110,000		(3,187)	(4,780)	1,593
American Airlines Inc.	(5.00)%	Quarterly	12/20/25	55,000		(1,593)	(2,389)	796
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(4,092)	(5,259)	1,167
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(4,092)	(4,562)	470
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	40,000		(1,129)	(1,278)	149
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/29	144,000		(10,747)	(11,010)	263
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	72,000		(6,161)	(3,068)	(3,093)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	72,000		(6,161)	(1,875)	(4,286)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	72,000		(6,161)	(1,875)	(4,286)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	72,000		(6,161)	(1,743)	(4,418)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	73,000		(6,247)	(2,243)	(4,004)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	134,000		(11,466)	(1,455)	(10,011)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	11,000		(941)	(233)	(708)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/27	62,000		(5,305)	435	(5,740)
Bayer AG	(1.00)%	Quarterly	6/20/29	292,000	EUR	(329)	2,998	(3,327)
Bayer AG	(1.00)%	Quarterly	6/20/29	146,000	EUR	(165)	1,901	(2,066)
BMW AG	(1.00)%	Quarterly	6/20/29	851,000	EUR	(22,784)	(21,347)	(1,437)
Boparan Finance PLC	(5.00)%	Quarterly	6/20/24	72,000	EUR	29	645	(616)
Carnival Corp.	(1.00)%	Quarterly	6/20/29	884,000		57,994	57,369	625
Continental AG	(1.00)%	Quarterly	12/20/28	3,000	EUR	(27)	57	(84)
Continental AG	(1.00)%	Quarterly	12/20/28	711,000	EUR	(6,505)	13,401	(19,906)
Daimler Truck Holding AG	(1.00)%	Quarterly	6/20/29	858,000	EUR	(23,432)	(21,545)	(1,887)
Ford Motor Co.	(5.00)%	Quarterly	6/20/29	1,386,000		(209,892)	(202,543)	(7,349)
Ford Motor Co.	(5.00)%	Quarterly	6/20/29	335,000		(50,731)	(50,833)	102

franklintempleton.com	Annual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Ford Motor Co.	(5.00)%	Quarterly	6/20/29	290,000		$(43,917)	$(44,023)	$106
Government of Egypt	(1.00)%	Quarterly	6/20/26	365,000		17,577	137,788	(120,211)
Government of Italy	(1.00)%	Quarterly	6/20/24	132,000		(66)	32	(98)
Government of Italy	(1.00)%	Quarterly	6/20/24	218,000		(110)	25	(135)
Iceland Bondco	(5.00)%	Quarterly	6/20/29	23,000	EUR	1,151	1,381	(230)
Iceland Bondco	(5.00)%	Quarterly	6/20/29	218,000	EUR	10,910	6,709	4,201
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	36,000		(3,303)	2,325	(5,628)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	93,000		(8,532)	6,383	(14,915)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/28	115,000		(10,550)	8,172	(18,722)
Kohl’s Corp	(1.00)%	Quarterly	12/20/24	171,000		(200)	1,746	(1,946)
Kohl’s Corp	(1.00)%	Quarterly	6/20/29	43,000		7,053	5,874	1,179
Kohl’s Corp	(1.00)%	Quarterly	6/20/29	144,000		23,619	19,816	3,803
Kohl’s Corp	(1.00)%	Quarterly	6/20/29	43,000		7,053	5,874	1,179
Kohl’s Corp	(1.00)%	Quarterly	6/20/29	58,000		9,513	7,826	1,687
Kohl’s Corp	(1.00)%	Quarterly	6/20/29	144,000		23,619	19,848	3,771
Kohl’s Corp	(1.00)%	Quarterly	6/20/29	144,000		23,619	20,605	3,014
Lanxess AG	(1.00)%	Quarterly	6/20/29	1,856,000	EUR	59,777	80,327	(20,550)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	5,000		(31)	46	(77)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	71,000		(445)	594	(1,039)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	135,000		(846)	1,168	(2,014)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	141,000		(883)	1,234	(2,117)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	360,000		(2,256)	3,219	(5,475)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/26	362,000		(2,834)	(349)	(2,485)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	362,000		(2,340)	1,506	(3,846)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/25	147,000		(921)	1,092	(2,013)
Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	43,000		(304)	645	(949)
Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	73,000		(515)	1,050	(1,565)
Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	144,000		(1,017)	1,757	(2,774)
Lincoln National Corp.	(1.00)%	Quarterly	12/20/25	211,000		(1,489)	3,182	(4,671)
MetLife Inc.	(1.00)%	Quarterly	6/20/29	363,000		(7,487)	(4,969)	(2,518)
MetLife Inc.	(1.00)%	Quarterly	6/20/29	1,453,000		(29,970)	(19,494)	(10,476)
MetLife Inc.	(1.00)%	Quarterly	6/20/29	1,008,000		(20,792)	(15,261)	(5,531)
Novafives SAS	(5.00)%	Quarterly	6/20/29	29,000	EUR	(4,829)	(1,504)	(3,325)
Novafives SAS	(5.00)%	Quarterly	6/20/29	43,000	EUR	(7,161)	(2,426)	(4,735)
Saint-Gobain SA	(1.00)%	Quarterly	6/20/29	853,000	EUR	(25,109)	(22,111)	(2,998)
SES S.A.	(1.00)%	Quarterly	6/20/29	1,024,000	EUR	9,897	5,449	4,448
Stellantis NV	(5.00)%	Quarterly	6/20/29	803,000	EUR	(160,010)	(157,408)	(2,602)
Stena AB	(5.00)%	Quarterly	6/20/29	290,000	EUR	(43,218)	(35,906)	(7,312)
TDC A/S.	(1.00)%	Quarterly	6/20/27	212,000	EUR	(4,920)	7,458	(12,378)
Telecom Italia SpA	(1.00)%	Quarterly	6/20/29	392,000	EUR	24,101	22,810	1,291
Unibail-Rodamco-Westfield SE	(1.00)%	Quarterly	6/20/29	724,000	EUR	359	13,053	(12,694)
UPC Holding	(5.00)%	Quarterly	6/20/29	263,000	EUR	(32,986)	(40,295)	7,309
UPC Holding	(5.00)%	Quarterly	6/20/29	15,000	EUR	(1,881)	(1,745)	(136)
Virgin Media	(5.00)%	Quarterly	6/20/29	29,000	EUR	(1,286)	(1,391)	105
Virgin Media	(5.00)%	Quarterly	6/20/29	288,000	EUR	(12,769)	(9,007)	(3,762)
Virgin Media	(5.00)%	Quarterly	6/20/29	72,000	EUR	(3,192)	(2,159)	(1,033)
Virgin Media	(5.00)%	Quarterly	6/20/29	43,000	EUR	(1,906)	(1,856)	(50)
Vodafone Group PLC	(1.00)%	Quarterly	6/20/29	1,003,000	EUR	(20,825)	(17,981)	(2,844)
Volkswagen AG	(1.00)%	Quarterly	6/20/29	1,174,000	EUR	(10,449)	(4,761)	(5,688)
Whirlpool Corp.	(1.00)%	Quarterly	6/20/29	217,000		4,296	2,724	1,572
Whirlpool Corp.	(1.00)%	Quarterly	6/20/29	42,000		832	528	304
Whirlpool Corp.	(1.00)%	Quarterly	6/20/29	72,000		1,425	1,204	221
Whirlpool Corp.	(1.00)%	Quarterly	6/20/29	145,000		2,871	1,698	1,173
Whirlpool Corp.	(1.00)%	Quarterly	6/20/29	217,000		4,296	3,006	1,290

42	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Whirlpool Corp.	(1.00)%	Quarterly		6/20/29	72,000		$1,425	$1,082	$343
Whirlpool Corp.	(1.00)%	Quarterly		6/20/29	363,000		7,187	4,408	2,779
Ziggo	(5.00)%	Quarterly		6/20/29	422,000	EUR	(24,109)	(17,297)	(6,812)
Contracts to Sell Protection[c,d]
Single Name
Virgin Media	5.00%	Quarterly		6/20/27	115,000	EUR	9,002	8,451	551	B+
Traded Index
CDX.EM.41[e]	1.00%	Quarterly		6/20/29	1,000,000		(27,123)	(30,550)	3,427	Investment Grade
CDX.NA.HY.42[e]	5.00%	Quarterly		6/20/29	3,000,000		203,265	216,550	(13,285)	Non-Investment Grade
CDX.NA.IG.42[e]	1.00%	Quarterly		6/20/29	26,000,000		583,071	597,507	(14,436)	Investment Grade
ITRX.EUR[e]	1.00%	Quarterly		6/20/29	30,000,000	EUR	716,262	734,715	(18,453)	Investment Grade
ITRX.EUR.XOVER[e]	5.00%	Quarterly		6/20/29	12,000,000	EUR	1,117,097	1,223,110	(106,013)	Sub-Investment Grade
Total Centrally Cleared Swap Contracts							$1,922,888	$2,496,134	$(573,246)
			Counterparty
OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/24	14,000		$(427)	$551	$(978)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/24	339,000		(10,348)	7,373	(17,721)
Bank of China	(1.00)%	Quarterly	GSCO	6/20/26	288,000		(4,190)	(2,921)	(1,269)
Bank of China	(1.00)%	Quarterly	GSCO	6/20/29	940,000		(15,358)	(6,221)	(9,137)
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(2,095)	(769)	(1,326)
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(2,095)	(742)	(1,353)
Bank of China	(1.00)%	Quarterly	JPHQ	6/20/29	362,000		(5,914)	(2,557)	(3,357)
Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	72,000		(1,047)	(480)	(567)
Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	72,000		(1,047)	(439)	(608)
Bayerische	(1.00)%	Quarterly	MSCO	12/20/25	146,000	EUR	(2,271)	(951)	(1,320)
China Construction	(1.00)%	Quarterly	GSCO	6/20/29	651,000		(11,160)	(4,308)	(6,852)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	288,000		(4,466)	(2,921)	(1,545)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	216,000		(3,349)	(1,113)	(2,236)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/26	216,000		(3,349)	(1,112)	(2,237)
China Construction	(1.00)%	Quarterly	JPHQ	6/20/29	796,000		(13,646)	(5,621)	(8,025)
Government of Argentina	(5.00)%	Quarterly	CITI	12/20/26	195,000		61,119	88,264	(27,145)
Government of Argentina	(5.00)%	Quarterly	GSCO	12/20/26	778,000		243,848	216,471	27,377
Government of Egypt	(1.00)%	Quarterly	BZWS	12/20/24	152,000		1,375	4,980	(3,605)
Government of Egypt	(1.00)%	Quarterly	CITI	12/20/24	375,000		3,391	25,619	(22,228)
Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	197,000		9,087	45,183	(36,096)
Government of Korea	(1.00)%	Quarterly	BZWS	6/20/29	1,056,000		(25,760)	(22,295)	(3,465)
Government of Korea	(1.00)%	Quarterly	GSCO	6/20/29	2,843,000		(88,410)	(82,944)	(5,466)
Government of Mexico	(1.00)%	Quarterly	CITI	6/20/29	1,332,000		(5,901)	(585)	(5,316)
Government of South Africa	(1.00)%	Quarterly	GSCO	6/20/29	400,000		22,941	20,432	2,509
Government of Turkey	(1.00)%	Quarterly	GSCO	6/20/27	794,000		15,487	27,953	(12,466)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	GSCO	6/20/29	1,306,000		(22,672)	(8,643)	(14,029)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	JPHQ	6/20/26	144,000		(2,124)	(714)	(1,410)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	JPHQ	6/20/29	145,000		(2,517)	(1,024)	(1,493)

franklintempleton.com	Annual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	MSCS	6/20/26	144,000		$(2,124)	$(822)	$(1,302)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	6/20/29	187,961,000	JPY	(36,374)	(37,138)	764
JFE Holdings Inc.	(1.00)%	Quarterly	MSCO	6/20/29	42,882,000	JPY	(8,299)	(8,626)	327
Kawasaki Heavy Industries Ltd.	(1.00)%	Quarterly	MSCO	6/20/29	198,470,000	JPY	(40,557)	(39,251)	(1,306)
Kobe Steel Ltd.	(1.00)%	Quarterly	MSCO	6/20/29	181,198,000	JPY	(25,993)	(26,714)	721
Lincoln National Corp	(1.00)%	Quarterly	BZWS	6/20/25	72,000		(597)	608	(1,205)
Lincoln National Corp	(1.00)%	Quarterly	BZWS	6/20/25	72,000		(597)	608	(1,205)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	GSCO	6/20/29	137,356,000	JPY	(20,009)	(19,774)	(235)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	MSCO	6/20/29	57,834,000	JPY	(8,425)	(7,948)	(477)
Nippon Paper Industries Co.	(1.00)%	Quarterly	JPHQ	12/20/25	7,366,000	JPY	(279)	(38)	(241)
Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/25	21,750,000	JPY	(823)	340	(1,163)
Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	12/20/25	33,598,000	JPY	(1,271)	525	(1,796)
Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	6/20/29	29,759,000	JPY	6,543	6,552	(9)
Nippon Paper Industries Co.	(1.00)%	Quarterly	MSCO	6/20/29	113,236,000	JPY	24,895	14,341	10,554
Rakuten Group Inc.	(1.00)%	Quarterly	BOFA	6/20/27	11,711,000	JPY	4,326	3,375	951
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/24	43,477,000	JPY	(623)	1,123	(1,746)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/25	6,895,000	JPY	(96)	1,339	(1,435)
Rakuten Group Inc.	(1.00)%	Quarterly	BZWS	6/20/25	20,947,000	JPY	(293)	4,465	(4,758)
Rakuten Group Inc.	(1.00)%	Quarterly	CITI	6/20/25	14,667,000	JPY	(205)	1,374	(1,579)
Rakuten Group Inc.	(1.00)%	Quarterly	CITI	6/20/27	11,711,000	JPY	4,325	3,483	842
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	16,041,000	JPY	(224)	1,274	(1,498)
Rakuten Group Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	14,053,000	JPY	(196)	2,834	(3,030)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	3,000,000	JPY	(42)	276	(318)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	6,444,000	JPY	(90)	435	(525)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	7,271,000	JPY	(102)	890	(992)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	7,549,000	JPY	(105)	908	(1,013)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	12,200,000	JPY	(170)	1,081	(1,251)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	14,482,000	JPY	(202)	1,141	(1,343)
Rakuten Group Inc.	(1.00)%	Quarterly	MSCO	6/20/25	14,542,000	JPY	(203)	1,811	(2,014)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/28	29,008,000	JPY	3,674	15,941	(12,267)
Softbank Group Corp.	(1.00)%	Quarterly	GSCO	6/20/28	62,367,000	JPY	7,899	32,991	(25,092)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	6/20/29	72,000		(7,969)	(6,902)	(1,067)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	6/20/29	58,000		(6,419)	(5,716)	(703)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	6/20/29	29,000		(3,210)	(3,063)	(147)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	6/20/29	29,000		(3,210)	(3,000)	(210)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	6/20/29	29,000		(3,210)	(2,986)	(224)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	6/20/29	29,000		(3,210)	(2,867)	(343)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	6/20/29	29,000		(3,210)	(2,866)	(344)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	6/20/29	22,000		(2,435)	(2,268)	(167)
Contracts to Sell Protection[c,d]
Single Name
Government of Egypt	1.00%	Quarterly	GSCO	6/20/29	2,059,000		$(369,891)	$(342,101)	$(27,790)	B−
Total OTC Swap Contracts							$(369,899)	$(123,899)	$(246,000)
Total Credit Default Swap Contracts							$1,552,989	$2,372,235	$(819,246)

44	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)
aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
dThe Fund enters contracts to sell protection to create a long credit position.
eA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
At May 31, 2024, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 10.42% Pay Floating BRLCDI	Annually	1/04/27	6,000,000	BRL	$(26,809)
Receive Fixed 10.81% Pay Floating BRLCDI	Annually	1/04/27	8,000,000	BRL	(7,856)
Receive Fixed 10.90% Pay Floating BRLCDI	Annually	1/04/27	8,711,957	BRL	(5,645)
Receive Fixed 13.29% Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	26,158
Receive Fixed 13.41% Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	55,113
Receive Fixed 13.47% Pay Floating BRLCDI	Annually	1/04/27	4,395,970	BRL	42,646
Receive Fixed 8.78% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/19/27	72,800,000	MXN	120,796
Receive Fixed 4.15% Pay Floating rate Overnight SOFR	Annually	11/22/28	5,700,000		(43,381)
Receive Fixed 3.753% Pay Floating rate Overnight SOFR	Annually	1/19/29	582,800		(13,860)
Receive Fixed 4.0082% Pay Floating rate Overnight SOFR	Annually	2/15/29	1,740,000		(22,765)
Receive Fixed 4.0698% Pay Floating rate Overnight SOFR	Annually	2/21/29	1,740,000		(18,191)
Receive Fixed 3.93% Pay Floating rate Overnight SOFR	Annually	3/15/29	5,469,600		(88,874)
Receive Fixed 4.09% Pay Floating rate Overnight SOFR	Annually	4/03/29	3,480,000		(31,829)
Receive Fixed 4.29% Pay Floating rate Overnight SOFR	Annually	4/12/29	2,175,000		(1,205)
Receive Fixed 4.40% Pay Floating rate Overnight SOFR	Annually	4/17/29	2,103		8
Receive Fixed 4.40% Pay Floating rate Overnight SOFR	Annually	4/17/29	2,100,398		8,851
Receive Fixed 4.28% Pay Floating rate Overnight SOFR	Annually	5/14/29	2,750,000		(2,246)
Receive Fixed 4.27% Pay Floating rate Overnight SOFR	Annually	5/15/29	3,300,000		(4,062)
Receive Fixed 8.47% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	19,000,000	MXN	(56,186)
Receive Fixed 8.72% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/12/32	21,700,000	MXN	(44,994)
Receive Fixed 7.97% Pay Floating Banxico Mexico 1 Month Rate	Monthly	10/06/33	26,200,000	MXN	(131,159)
Receive Fixed 10.14% Pay Floating rate 3-Month-JIBAR	Quarterly	6/19/34	17,000,000	ZAR	13,791

franklintempleton.com	Annual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 6.96% Pay Floating rate 6-Month-BUBOR	Annually	6/19/34	315,038,277	HUF	$19,262
Receive Fixed 6.96% Pay Floating rate 6-Month-BUBOR	Annually	6/19/34	92,605,164	HUF	5,754
Total Interest Rate Swap Contracts					$(206,683)

*In U.S. dollars unless otherwise indicated.
At May 31, 2024, the Fund had the following total return swap contracts outstanding. See Note 1(d).
Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Currency Contracts - Long[a]
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/28/24	3,685,801		$18,962
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/28/24	2,728,654		14,037
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/28/24	470,246		2,420
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/28/24	7,415,818		85,533
FX G10 Value	Fixed 0.03%	Monthly	CITI	6/28/24	13,634,351		50,691
FX G10 Value	Fixed 0.03%	Monthly	CITI	6/28/24	10,093,571		37,527
FX G10 Value	Fixed 0.03%	Monthly	CITI	6/28/24	1,726,189		6,552
FX G10 Value	Fixed 0.03%	Monthly	CITI	6/28/24	27,681,198		15,484
							231,206
Equity Contracts - Long[a]
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	279,040	GBP	133,898
4imprint Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/03/25	259,114	GBP	129,204
A1 Telekom Austria AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	13,566	EUR	1,575
A2A SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	232,776	EUR	21,186
AbitareIn	Euro STR + 0.35%	Monthly	JPHQ	1/08/25	56,713	EUR	(1,391)
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,647,385	SEK	16,437
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/24	5,157,301	SEK	119,005
ADvTECH Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/24	1,765,587	ZAR	36,429
Adyen	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	167,543	EUR	(7,251)
Aeci Limited	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/24	7,530,053	ZAR	(34,773)
AFRY AB	1-Week STIBOR + 0.28%	Monthly	SEBA	3/13/25	2,187,161	SEK	20,639
Ageas	Euro STR + 0.35%	Monthly	JPHQ	5/01/25	173,164	EUR	29,076
Airtel Africa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	107,495	GBP	4,350
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	5,223,936	NOK	54,182
AkzoNobel	Euro STR + 0.35%	Monthly	JPHQ	4/25/25	227,469	EUR	7,555
Alfa Financial Software	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/24	61,683	GBP	16,995
Alior Bank SA	1-Day FEDEF + 1.25%	Monthly	MSCO	1/06/25	234,851		(8,351)
Alleima AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/06/24	2,485,177	SEK	(12,617)
Alligo AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/15/25	996,721	SEK	1,626
ALSO Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/15/24	507,333	CHF	112,407
Alzchem Group AG	Euro STR + 0.35%	Monthly	JPHQ	11/22/24	22,358	EUR	18,004
Amadeus Fire AG	Euro STR + 0.35%	Monthly	JPHQ	1/31/25	200,810	EUR	(19,007)
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,384,079	SEK	206,205

46	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Amedeo Air Four Plus Ltd.	1-Day SONIA + 0.35%	Monthly	MSCO	4/09/25	40,693	GBP	$5,734
Anadolu Efes	1-Day FEDEF + 1.25%	Monthly	MSCS	1/22/25	46,969		19,891
Andritz AG	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	273,194	EUR	419
Anora Group PLC	Euro STR + 0.275%	Monthly	SEBA	12/23/24	73,713	EUR	3,582
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/02/24	202,586	GBP	120,338
Arcadis	Euro STR + 0.35%	Monthly	JPHQ	9/22/24	174,353	EUR	1,344
Arcelormittal SA	Euro STR + 0.25%	Monthly	JPHQ	2/28/25	269,560	EUR	(24,487)
Arctic	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/24	85,581		18,111
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	5,773,646	SEK	29,227
ARYZTA	1-Day SARON + 0.35%	Monthly	JPHQ	4/26/25	587,450	CHF	101,828
ASBIS Kypros Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	7/12/24	20,740		241
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	95,311	EUR	(1,182)
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	191,200	CHF	(19,123)
ASML Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	127,296	EUR	10,917
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	237,632		32,569
Associated British Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/23/24	215,146	GBP	26,561
Atea ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	3/18/25	1,367,891	NOK	9,504
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/24	232,754	EUR	31,031
Atresmedia Corporacion de Medios de Comunicacion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	262,615	EUR	124,112
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/25	2,765,774	SEK	79,695
Audax Renovables SA	1-Day EONIA + 0.35%	Monthly	MSCS	4/24/25	107,872	EUR	65,212
Aumann AG	Euro STR + 0.35%	Monthly	JPHQ	1/22/25	80,532	EUR	8,836
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/24	1,267,928	NOK	(4,560)
Autoneum	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/24	252,438	CHF	(22,737)
AVI Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/03/24	8,922,378	ZAR	(29,186)
B&M European Value Retail SA	1-Day SONIA + 0.35%	Monthly	MSCO	1/16/25	134,339	GBP	7,376
B&S Group SA	Euro STR + 0.35%	Monthly	JPHQ	1/16/25	73,013	EUR	23,557
B2 Impact ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	1,371,786	NOK	23,471
Bakkavor Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	5/15/25	22,138	GBP	1,767
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/24	378,898	GBP	48,943
Banca Ifis SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	468,058	EUR	152,703
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/24	289,600	GBP	13,665
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/24	176,450	GBP	93,880
Barr AG	1-Day SONIA + 0.35%	Monthly	MSCO	5/22/25	64,335	GBP	2,068
Basilea Pharmaceutica AG	Euro STR + 6.75%	Monthly	JPHQ	5/08/25	372,424	CHF	8,477
Bausch Health Co.	3-Month SOFR + 0.51%	Quarterly	GSCO	5/23/25	67,547		2,794
Bavarian Nordic A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/24	2,040,228	DKK	52,629
BAWAG Group AG	Euro STR + 0.35%	Monthly	JPHQ	4/03/25	213,502	EUR	4,485
BB Biotech AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/11/25	250,978	CHF	(15,549)
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,166,148	SEK	(51,392)
Bechtle AG	Euro STR + 0.35%	Monthly	JPHQ	11/06/24	265,936	EUR	(2,592)
Bekaert SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	288,562	EUR	(3,729)
Bell Food Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	60,958	CHF	4,591
Benefit	1-Day FEDEF + 1.25%	Monthly	MSCS	9/26/24	14,731		68
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/24	7,154,493	SEK	81,254

franklintempleton.com	Annual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/24	66,525	SEK	$23,721
BHG Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	2,115,809	SEK	49,392
BIC	1-Day EONIA + 0.30%	Monthly	MSCS	4/17/25	404,564	EUR	56,347
Bico Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	1,272,684	SEK	1,857
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/24	385,606	EUR	70,135
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,261,723	SEK	84,931
BKW AG	1-Day SARON + 0.35%	Monthly	JPHQ	12/12/24	321,789	CHF	(15,350)
Bodycote PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/24	258,148	GBP	65,903
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/19/24	108,690		(15,456)
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/24	654,321	NOK	4,079
Boozt AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/19/24	2,283,832	SEK	41,908
Borregaard	1-Week NIBOR + 0.28%	Monthly	SEBA	7/05/24	836,217	NOK	301
Bouygues	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/25	351,634	EUR	(16,792)
BPER Banca SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/24	167,426	EUR	86,281
Bpost	Euro STR + 0.35%	Monthly	JPHQ	11/07/24	208,174	EUR	(17,412)
Brederode	Euro STR + 0.35%	Monthly	JPHQ	11/21/24	20,116	EUR	649
Breedon Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	292,134	GBP	41,958
British Land Co. PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/07/25	397,782	GBP	107,380
Bulten AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/18/24	43,563	SEK	1,330
Buzzi Unicem SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	276,117	EUR	90,523
BW LPG Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	2,041,155	NOK	90,649
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	145,391	GBP	88,644
CaixaBank SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/21/24	128,664	EUR	43,198
Card Factory PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	191,502	GBP	10,598
Care Property Invest	Euro STR + 0.35%	Monthly	JPHQ	12/16/24	20,064	EUR	4
Cargotec OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/24	209,064	EUR	173,814
Carlsberg Group	1-Week CIBOR + 0.28%	Monthly	SEBA	9/12/24	1,239,000	DKK	(10,755)
Carmila	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/24	152,172	EUR	34,068
Carrefour	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	299,581	EUR	(22,392)
Catana Group	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	92,983	EUR	(3,924)
Cbrain A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	1,994,295	DKK	(35,629)
CCC	1-Day FEDEF + 1.25%	Monthly	MSCO	4/03/25	87,646		73,017
Ceconomy AG	Euro STR + 0.35%	Monthly	JPHQ	7/05/24	276,862	EUR	103,157
Cementir Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	189,331	EUR	61,144
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	446,255	GBP	72,948
CEWE Stiftung & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	3/18/25	85,362	EUR	5,157
Clarkson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/06/25	181,383	GBP	78,998
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	2,903,777	SEK	214,930
Cliq Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	188,887	EUR	(134,430)
Cloetta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	432,657	SEK	2,313
Coca-Cola Europacific Partners PLC	1-Day SONIA + 0.30%	Monthly	JPHQ	10/11/24	137,233	EUR	20,021
Coca-Cola HBC AG-DI	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/24	242,057	GBP	41,677
Colruyt Group NV	Euro STR + 0.35%	Monthly	JPHQ	12/23/24	349,683	EUR	47,050
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	196,048	EUR	86,766
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/24	476,700	GBP	48,640

48	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Conduit Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	10/17/24	453,064	GBP	$61,530
Construcciones y Auxiliar de Ferrocarriles	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	253,041	EUR	8,083
Coor Service Management Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	487,339	SEK	4,186
Corem Property Group	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	3,402,896	SEK	74,130
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/15/24	46,563	GBP	18,840
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	568	GBP	368
Cranswick PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/29/24	22,658	GBP	533
Currys PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	104,135	GBP	41,026
Dampskibsselskabet Norden A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	1,144,755	DKK	(13,821)
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	415,069	EUR	217,361
Danske Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	11/13/24	1,616,416	DKK	37,260
Darktrace PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/24	92,769	GBP	35,686
Datatec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/24	272,707	ZAR	22
DCC PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	227,457	GBP	62,726
Deceuninck	Euro STR + 0.35%	Monthly	JPHQ	11/07/24	50,537	EUR	6,579
Dedicare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/27/25	1,033,895	SEK	(42,945)
Derichebourg SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	95,339	EUR	13,523
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	270,634	EUR	114,437
Deutsche Beteiligungs AG	Euro STR + 0.35%	Monthly	JPHQ	12/19/24	124,629	EUR	(3,212)
Deutsche Lufthansa AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/24	25,606	EUR	(2,531)
Deutz AG	Euro STR + 0.35%	Monthly	JPHQ	7/13/24	211,946	EUR	(10,106)
Develia SA	1-Day FEDEF + 1.25%	Monthly	MSCO	12/19/24	48,842		13,479
Digital Value SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	122,561	EUR	13,554
Diys Fastigheter AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/12/24	737,015	SEK	4,257
D’leteren Group	Euro STR + 0.35%	Monthly	JPHQ	5/30/25	101,265	EUR	(940)
DO & CO AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/24	80,281	EUR	26,007
DOF Group ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	3/06/25	1,620,192	NOK	56,605
Dom Development	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/24	42,158		6,467
Dormakaba	1-Day SARON + 0.35%	Monthly	JPHQ	3/04/25	149,985	CHF	6,022
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	468,228	GBP	(29,567)
Duerr AG	Euro STR + 0.35%	Monthly	JPHQ	2/17/25	118,150	EUR	13,174
Dunelm Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/03/25	90,273	GBP	1,324
Duni AB	1-Week STIBOR + 0.275%	Monthly	SEBA	1/16/25	1,211,163	SEK	5,661
E.ON SE	Euro STR + 0.35%	Monthly	JPHQ	8/19/24	237,935	EUR	10,679
Easyjet PLC	1-Day SONIA + 0.35%	Monthly	MSCO	7/17/24	480,655	GBP	(66,061)
Ebro Foods	1-Day EONIA + 0.35%	Monthly	MSCO	12/04/24	233,759	EUR	14,136
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	1/08/25	7,222	EUR	(485)
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	69,817	EUR	(7,014)
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	447,458	CHF	114,964
Elecnor SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	48,952	EUR	3,754
Electrolux Professional AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/25	2,339,923	SEK	18,212
Elektrotim	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/24	29,213		7,255
Elementis PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/24	260,601	GBP	13,290

franklintempleton.com	Annual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Elis SA	1-Day EONIA + 0.30%	Monthly	MSCS	2/26/25	139,726	EUR	$45,192
Elmera Group ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	1/27/25	922,042	NOK	2,825
Elmos Semiconductor SE	Euro STR + 0.35%	Monthly	JPHQ	7/18/24	321,361	EUR	63,587
Elopak ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	5/08/25	763,280	NOK	839
Enad Global 7 AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	1,851,372	SEK	(85,685)
Endesa SA	1-Day EONIA + 0.35%	Monthly	MSCS	1/13/25	410,626	EUR	(2,035)
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	241,581		33,675
Enel Group	Euro STR + 0.35%	Monthly	JPHQ	10/28/24	214,979	EUR	22,136
Engie SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/24	272,225	EUR	12,428
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/24	1,681,341	EUR	(41,732)
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	327,487	GBP	(17,303)
Equity Flows	Fixed 0.10%	Monthly	JPHQ	6/28/24	930,470		19,917
Equity Flows	Fixed 0.10%	Monthly	JPHQ	6/28/24	1,254,887		26,862
Equity Flows	Fixed 0.10%	Monthly	JPHQ	6/28/24	167,556		3,600
Equity Flows	Fixed 0.10%	Monthly	JPHQ	6/28/24	2,540,960		62,791
Equity Low Beta	Fixed (0.19)%	Monthly	DBAB	6/28/24	1,957,726		11,937
Equity Low Beta	Fixed (0.19)%	Monthly	DBAB	6/28/24	1,449,627		8,840
Equity Low Beta	Fixed (0.19)%	Monthly	DBAB	6/28/24	259,512		1,457
Equity Low Beta	Fixed (0.19)%	Monthly	DBAB	6/28/24	3,982,773		14,170
Equity Momentum	Fixed (0.19)%	Monthly	DBAB	6/28/24	3,235,715		47,693
Equity Momentum	Fixed (0.19)%	Monthly	DBAB	6/28/24	553,478		7,889
Equity Momentum	Fixed (0.19)%	Monthly	DBAB	6/28/24	4,371,801		64,438
Equity Momentum	Fixed (0.19)%	Monthly	DBAB	6/28/24	8,827,388		145,390
Equity Value	Fixed (0.19)%	Monthly	DBAB	6/28/24	15,195,820		209,832
Equity Value	Fixed (0.19)%	Monthly	DBAB	6/28/24	7,533,865		81,885
Equity Value	Fixed (0.19)%	Monthly	DBAB	6/28/24	5,576,478		63,319
Equity Value	Fixed (0.19)%	Monthly	DBAB	6/28/24	948,148		10,305
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	550,592	SEK	3,285
Eurazeo SE	1-Day EONIA + 0.30%	Monthly	MSCO	5/20/25	201,624	EUR	(672)
Eurobio Scientific SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	60,463	EUR	(17,681)
Eurocash	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/25	126,289		(20,062)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	258,332	EUR	40,185
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	69,694	EUR	6,159
Fagron NV	Euro STR	Monthly	JPHQ	8/19/24	213,732	EUR	28,350
Finnair OYJ	Euro STR + 0.275%	Monthly	SEBA	4/15/25	101,280	EUR	(6,852)
FirstGroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/24/24	255,333	GBP	1,985
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	104,022	EUR	(9,360)
Fortress REIT Ltd.	1-Day SABOR + 0.50%	Monthly	MSCS	11/27/24	7,466,311	ZAR	9,226
Forvia	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	149,554	EUR	(1,491)
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/24	47,164	GBP	64,056
freenet AG	Euro STR + 0.35%	Monthly	JPHQ	8/08/24	150,453	EUR	7,476
Fuchs Petrolub SE	Euro STR + 0.35%	Monthly	JPHQ	4/25/25	238,035	EUR	28,140
Fugro NV	Euro STR + 0.35%	Monthly	JPHQ	5/27/25	372,437	EUR	195,744
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	69,330	GBP	35,159
Games Workshop Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/16/25	301,837	GBP	7,210
[b,c]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/25	173,903		—

50	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Genmab A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	4,002,182	DKK	$(96,575)
Gerresheimer AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	410,028	EUR	14,989
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	530,855	EUR	(149,099)
Gimv	Euro STR + 0.35%	Monthly	JPHQ	4/14/25	89,958	EUR	3,006
Granges AB	1-Week STIBOR + 0.28%	Monthly	SEBA	9/02/24	2,918,913	SEK	73,460
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/24	242,804	GBP	353,743
Grifols SA	1-Day EONIA + 0.35%	Monthly	MSCO	3/25/25	124,805	EUR	9,134
Groupe SEB	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/24	218,538	EUR	36,988
Gurit	1-Day SARON + 0.35%	Monthly	JPHQ	11/06/24	84,421	CHF	(7,801)
H&M Hennes & Mauritz AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/24	2,688,404	SEK	33,547
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/24	4,315,733	DKK	60,342
Hafnia Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	2,812,541	NOK	34,054
Hal Trust	Euro STR + 0.35%	Monthly	JPHQ	4/16/25	207,115	EUR	(16,549)
Hammerson PLC	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/24	348,169	GBP	36,076
HANZA AB	1-Week STIBOR + 0.28%	Monthly	SEBA	6/14/24	1,165,612	SEK	(14,137)
Harmony Gold Mining Co. Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/06/25	3,301,664	ZAR	46,022
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/24	343,185	EUR	103,852
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	185,107	EUR	167,347
Hemnet Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/24	1,750,762	SEK	(918)
Hera	Euro STR + 0.35%	Monthly	JPHQ	1/10/25	332,136	EUR	38,037
Hikma Pharmaceuticals PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/08/25	323,089	GBP	2,237
Hilton Food Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/18/24	184,227	GBP	46,733
Hochtief AG	Euro STR + 0.35%	Monthly	JPHQ	3/18/25	399,191	EUR	17,392
Hoegh Autoliners AS	1-Week NIBOR + 0.275%	Monthly	SEBA	4/26/25	2,492,962	NOK	131,477
Hoist Finance AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	1,025,317	SEK	71,682
Holcim Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/25	377,138	CHF	113,390
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	377,688	EUR	31,024
Huhtamaki OYJ	Euro STR + 0.275%	Monthly	SEBA	1/30/25	429,622	EUR	3,755
Humble Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	1,205,794	SEK	(7,831)
Husqvarna AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/25/24	4,033,366	SEK	22,450
HUUUGE Inc.	1-Day FEDEF + 1.25%	Monthly	MSCS	7/01/24	96,865		(10,222)
hVIVO PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/27/25	55,600	GBP	36,349
Hyundai Motor Co.	1-Day FEDEF + 0.30%	Monthly	MSCS	2/05/25	307,652		941
Imperial Brands PLC	1-Day SONIA + 0.35%	Monthly	MSCO	5/22/25	86,337	GBP	275
Indra Sistemas SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	469,402	EUR	267,874
Indus-Holding AG	Euro STR + 0.35%	Monthly	JPHQ	10/11/24	47,495	EUR	17,128
Industrivarden AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/24	4,808,880	SEK	102,824
Inficon	1-Day SARON + 0.35%	Monthly	JPHQ	3/25/25	57,837	CHF	5,685
Instone Real Estate Group SE	Euro STR + 0.35%	Monthly	JPHQ	12/12/24	75,072	EUR	21,414
Intermediate Capital Group	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/25	180,213	GBP	95,915
International Consolidated Airlines Group SA	1-Day SONIA + 0.30%	Monthly	MSCS	5/27/25	364,149	GBP	46,152
Intesa Sanpaolo SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/25	309,652	EUR	83,045
Investec	1-Day SONIA + 0.35%	Monthly	MSCS	7/05/24	408,417	GBP	45,126
Ionos Group SE	Euro STR + 0.35%	Monthly	JPHQ	11/06/24	266,958	EUR	93,086

franklintempleton.com	Annual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
IP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	56,302	GBP	$2,889
Ipsen Pharma SAS	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	281,402	EUR	27,361
IQE PLC	1-Day SONIA + 0.35%	Monthly	MSCO	5/22/25	27,940	GBP	(1,437)
Italian Sea Group (The)	Euro STR + 0.35%	Monthly	JPHQ	6/17/24	242,924	EUR	53,169
Iveco	Euro STR + 0.35%	Monthly	JPHQ	11/28/24	250,757	EUR	53,321
IWG PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/03/25	396,712	GBP	37,383
J D Wetherspoon PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/12/25	437,815	GBP	32,803
JCDecaux SE	1-Day EONIA + 0.30%	Monthly	MSCS	11/07/24	262,857	EUR	70,605
JD Sports Fashion PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	225,491	GBP	23,138
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/24	345,441	GBP	44,946
Johnson Service Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/07/24	239,230	GBP	119,862
JOST Werke SE	Euro STR + 0.35%	Monthly	JPHQ	7/05/24	154,124	EUR	(5,181)
JSW	1-Day FEDEF + 1.25%	Monthly	MSCO	1/27/25	141,475		(40,537)
Just Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	452,415	GBP	121,371
Kap Industrial Holdings Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/24	3,773,341	ZAR	(50,722)
Kaufman ET Broad	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	81,283	EUR	11,715
Kemira OYJ	1-Week Euro STR + 0.275%	Monthly	SEBA	7/17/24	404,079	EUR	145,266
Kenmare Resources PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	114,031	GBP	(24,423)
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	9,590		7,152
Kinepolis	Euro STR + 0.35%	Monthly	JPHQ	2/26/25	51,986	EUR	(4,959)
Kitron ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/24	2,668,638	NOK	4,022
Klepierre SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/08/24	95,735	EUR	13,158
Knights Group Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/24	23,150	GBP	8,202
Koc Holding AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	208,270		139,080
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/24	419,578	EUR	222,162
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/24	90,568	EUR	812
Koninklijke KPN NV	Euro STR + 0.35%	Monthly	JPHQ	10/11/24	190,029	EUR	13,209
Koninklijke Philips NV	Euro STR + 0.35%	Monthly	JPHQ	8/26/24	223,751	EUR	72,195
Kontron AG	Euro STR + 0.35%	Monthly	JPHQ	4/11/25	211,129	EUR	30,137
La Francaise Des Jeux SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	459,687	EUR	(40,520)
Lagercrantz Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/13/25	2,176,577	SEK	28,488
Lancashire Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	2/19/25	501,279	GBP	30,983
Lar Espana Real Estate SOCIMI SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/24	106,958	EUR	37,871
Lassila & Tikanoja PLC	Euro STR + 0.275%	Monthly	SEBA	1/27/25	38,496	EUR	(4,230)
Learning Technologies Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/01/24	152,037	GBP	22,344
Link Mobility Group Holding ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/24	3,586,551	NOK	52,097
LiveChat Software SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	172,414		(34,680)
Logitech International	1-Day + 0.35%	Monthly	JPHQ	2/17/25	290,806	CHF	53,273
LondonMetric Property PLC	1-Day SONIA + 0.35%	Monthly	MSCO	4/01/25	342,996	GBP	13,101
Lonza Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	3/20/25	230,547	CHF	(20,632)
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/15/24	6,842,662	SEK	(39,779)
LPP	1-Day FEDEF + 1.25%	Monthly	MSCS	10/10/24	400,246		47,597
Lundbergs AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/19/24	840,069	SEK	1,682
Lundin Gold Inc.	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,585,411	SEK	15,219
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/24	331,715	EUR	283,748
Man Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/24	280,590	GBP	54,062

52	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Map Aktif Adiperkasa PT	1-Day EONIA + 0.35%	Monthly	MSCS	2/26/25	98,150	EUR	$12,894
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	413,367	GBP	183,463
Maurel & Prom	1-Day EONIA + 0.30%	Monthly	MSCS	5/16/25	18,975	EUR	5,594
Mavi Giyim Sanayi Ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	6,663		5,406
MediaForEurope	1-Day EONIA + 0.35%	Monthly	JPHQ	5/31/25	239,028	EUR	130,975
MediaForEurope	1-Day EONIA + 0.35%	Monthly	MSCO	5/31/25	103,324	EUR	36,559
Medios AG	Euro STR + 0.35%	Monthly	JPHQ	11/01/24	120,534	EUR	(9,389)
Meier Tobler Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/09/25	159,232	CHF	(30,087)
Melia Hotels International	1-Day EONIA + 0.35%	Monthly	MSCO	5/20/25	230,933	EUR	4,275
Mensch und Maschine Software SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	41,613	EUR	6,802
Mersen	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	361,705	EUR	26,760
Metropole TV	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/24	136,735	EUR	14,078
Migros Ticaret	1-Day FEDEF + 0.30%	Monthly	MSCS	9/09/24	45,369		3,264
Mitchells & Butlers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	248,395	GBP	119,742
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	366,658	GBP	138,764
Modern Times Group MTG AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/25	5,402,470	SEK	117,078
Momentum Metropolitan Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	6/12/24	1,593,146	ZAR	3,341
Mondadori Group	Euro STR + 0.35%	Monthly	JPHQ	4/25/25	82,089	EUR	3,631
Moneysupermarket.com	1-Day SONIA + 0.35%	Monthly	MSCS	2/27/25	366,273	GBP	(55,611)
Montana	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/24	109,032	CHF	11,423
Montea NV	Euro STR + 0.35%	Monthly	JPHQ	6/05/24	54,897	EUR	893
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	369,890	GBP	139,555
Mowi ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,579,773	NOK	(1,666)
MPC Container Ships ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	1,686,588	NOK	42,639
Mr Price Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/14/25	8,359,286	ZAR	7,709
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/15/24	2,961,039	ZAR	(31,769)
Nabors Industries Ltd.	3-Month SOFR + 0.51%	Quarterly	GSCO	4/18/25	7,446		(465)
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,259,425	SEK	59,928
Netcare Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/02/24	12,069,897	ZAR	(124,198)
Newlat Food	Euro STR + 0.35%	Monthly	JPHQ	5/22/25	27,668	EUR	7,834
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	340,376	EUR	152,620
Nilfisk Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/12/24	920,858	DKK	20,191
Niox Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/25	25,424	GBP	5,136
NKT A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/24	1,900,996	DKK	136,649
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	470,766	EUR	149,505
NNIT A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	6/02/25	26,002	DKK	4
Nokia Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/24	379,112	EUR	15,025
Norbit ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	12/20/24	652,390	NOK	6,414
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,879,134	SEK	11,956
Nordic Paper Holding AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/24	1,311,148	SEK	63,027
Norion Bank AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/07/25	882,207	SEK	(4,689)
Norwegian Air Shuttle ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/24	3,026,291	NOK	64,241
Novartis AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/22/25	481,811	CHF	21,602
Novo Nordisk AS	1-Week CIBOR + 0.275%	Monthly	SEBA	7/17/24	990,988	DKK	73,859
Odfjell SE	1-Week NIBOR + 0.28%	Monthly	SEBA	7/18/24	1,429,031	NOK	31,682

franklintempleton.com	Annual Report	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Odfjell SE	1-Week NIBOR + 0.275%	Monthly	SEBA	1/08/25	226,517	NOK	$1,224
Odfjell Technology Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	78,369	NOK	(75)
Odfjell Technology Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	604,252	NOK	4,826
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	3,938,422	NOK	(77,890)
Okeanis Eco Tankers Corp.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,000,993	NOK	19,440
Old Mutual Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	4/30/25	7,298,446	ZAR	(14,525)
Oma Saastopankki OYJ	Euro STR + 0.275%	Monthly	SEBA	12/16/24	45,319	EUR	(12,658)
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/24	2,601,764	ZAR	(10,612)
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	246,760	GBP	(1,881)
Ontex Group NV	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	163,734	EUR	38,348
Orange Polska SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	109,363		136
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/24	77,787	EUR	(21,986)
ORIOR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	160,872	CHF	(31,198)
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	105,367	EUR	(22,175)
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/24	237,399	GBP	42,496
Osram Licht AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/24	395,784	CHF	(62,346)
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/24	347,024	EUR	97,021
Pagegroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	71,933	GBP	7,321
Pandora A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/24	2,423,567	DKK	87,771
Pandox AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/01/24	3,103,352	SEK	86,827
Panoro Energy ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	10/30/24	2,725,405	NOK	75,183
Pantheon Infrastructure	1-Day SONIA + 0.35%	Monthly	MSCO	4/15/25	19,343	GBP	378
Paypoint	1-Day SONIA + 0.35%	Monthly	MSCS	9/23/24	195,590	GBP	8,510
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	1,171,715	DKK	32,830
Petershill Partners PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/23/25	159,076	GBP	48,234
Pexip Holding	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/24	1,057,623	NOK	17,423
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/24	362,626		(28,085)
Plastic Omnium	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/25	294,515	EUR	(20,612)
Playtech PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/12/25	333,044	GBP	(17,641)
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	171,762	EUR	19,275
Poste Italiane SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	408,271	EUR	91,901
PPC Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/17/24	829,500	ZAR	5,977
Prevas AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/03/24	418,976	SEK	12,899
Prosegur	1-Day EONIA + 0.35%	Monthly	MSCS	9/26/24	144,191	EUR	5,211
Publicis Groupe SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/24	170,206	EUR	56,716
Puuilo PLC	1-Week Euro STR + 0.275%	Monthly	SEBA	4/22/25	87,784	EUR	17,722
PVA TePla AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	444,087	EUR	(37,367)
PZU	1-Day FEDEF + 1.25%	Monthly	MSCO	4/03/25	91,919		1,013
Quadient	1-Day EONIA + 0.30%	Monthly	MSCS	11/27/24	132,167	EUR	34,801
Rai Way SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	173,321	EUR	4,011
Raiffeisen Bank International AG	Euro STR + 0.35%	Monthly	JPHQ	11/28/24	294,695	EUR	13,632
Rainbow	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/24	72,203		62,520
Randstad NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	254,348	EUR	(8,286)
Raysearch Laboratories AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/04/24	1,062,159	SEK	59,303
Regional Reit Ltd	1-Day SONIA + 0.35%	Monthly	MSCO	12/05/24	101,230	GBP	(4,276)

54	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Repsol SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/12/24	214,226	EUR	$9,744
Retail Estates NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	278,326	EUR	38,020
Reunert Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/15/24	3,392,607	ZAR	23,225
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	508,225	CHF	(74,108)
Rockwool A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	3,421,540	DKK	260,319
Rolls-Royce Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/25	249,650	GBP	99,204
Rubis	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/24	295,925	EUR	143,973
Sainsbury J PLC	1-Day SONIA + 0.35%	Monthly	MSCO	12/04/24	244,561	GBP	(4,779)
Saint-Gobain SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	192,414	EUR	68,115
SalMar ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/25	2,471,819	NOK	(10,176)
Salzgitter AG	Euro STR + 0.35%	Monthly	JPHQ	12/13/24	302,582	EUR	(32,412)
Sanlorenzo	Euro STR + 0.35%	Monthly	JPHQ	8/26/24	316,076	EUR	18,440
Sany Heavy Industrial Co. Ltd	1-Day FEDEF + 0.30%	Monthly	MSCS	1/02/25	432,608		(18,415)
Sappi Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/24	8,849,937	ZAR	117,124
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/24	8,875,843	ZAR	(180,222)
SATS ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	2/17/25	610,975	NOK	(476)
Scandi Standard AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	1,967,550	SEK	81,857
Scanfil PLC	Euro STR + 0.275%	Monthly	SEBA	10/17/24	52,855	EUR	997
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/24	452,872	CHF	80,413
Schouw & Co.	1-Week NIBOR + 0.275%	Monthly	SEBA	5/22/25	734,828	DKK	(1,035)
SCOR SE	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/24	509,159	EUR	(35,745)
Securitas AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,678,530	SEK	22,631
Serco Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/24	382,451	GBP	84,272
Severfield PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/27/24	45,654	GBP	5,636
SHELL PLC	1-Day SONIA + 0.40%	Monthly	MSCS	5/03/25	1,339,192	GBP	(22,424)
Siegfried	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/24	459,019	CHF	94,668
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/03/25	3,295,893	EUR	(131,217)
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	456,189	EUR	(22,180)
Sinch	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/24	2,734,181	SEK	(25,644)
Sirius Real Estate Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/22/24	105,237	GBP	16,935
SKF AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/25/25	5,216,990	SEK	79,815
SMA Solar Technology AG	Euro STR + 0.35%	Monthly	JPHQ	9/12/24	158,981	EUR	(3,586)
Smurfit Kappa Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	99,230	GBP	41,214
Societe Generale SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	368,628	EUR	48,765
Sodexo	1-Day EONIA + 0.30%	Monthly	MSCS	5/16/25	211,935	EUR	20,910
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/14/24	98,689	EUR	60,744
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	5,483	EUR	4,864
Solar A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/15/24	668,178	DKK	(25,207)
Solstad Offshore	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/24	2,401,715	NOK	(12,233)
Solvay	Euro STR + 0.35%	Monthly	JPHQ	10/10/24	396,179	EUR	132,843
Sopra Steria Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	314,958	EUR	46,895
Spar Nord Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	4/22/25	2,004,180	DKK	43,365
Sparekassen Sjaelland	1-Week CIBOR + 0.275%	Monthly	SEBA	3/14/25	488,791	DKK	(71)
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	106,044	GBP	(38,486)
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/24	3,773,217	SEK	(52,715)
Stadler Rail AG	Euro STR + 0.35%	Monthly	JPHQ	7/31/24	287,895	CHF	(35,600)

franklintempleton.com	Annual Report	55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	246,695	GBP	$59,884
STEF	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	28,223	EUR	9,463
Stellantis NV	Euro STR + 0.35%	Monthly	JPHQ	7/12/24	390,924	EUR	67,500
SThree PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/24	292,780	GBP	56,324
Stolt-Nielsen Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,208,988	NOK	109,274
Storytel AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/25	849,862	SEK	(908)
STRABAG SE	Euro STR + 0.35%	Monthly	JPHQ	7/12/24	231,366	EUR	7,028
Sulzer Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/24	517,590	CHF	228,266
Sun International Hotels Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/25	2,257,628	ZAR	(6,667)
Swedencare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/20/25	372,532	SEK	1,644
Swiss Re AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	346,020	CHF	87,821
Sydbank A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/24	1,936,596	DKK	52,826
Synektik	1-Day FEDEF + 1.25%	Monthly	MSCS	9/05/24	121,737		87,678
Synsam AB	1-Week STIBOR + 0.275%	Monthly	SEBA	4/25/25	776,259	SEK	9,316
Synthomer PLC	1-Day SONIA + 0.35%	Monthly	MSCO	3/28/25	209,732	GBP	22,980
Tag Immobilien AG	Euro STR + 0.35%	Monthly	JPHQ	12/09/24	254,275	EUR	51,193
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	274,248	EUR	26,119
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/24	243,603		21,494
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	241,000	GBP	1,132
Team Internet Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	293,915	GBP	197,874
TeamViewer AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/24	666,701	EUR	(120,534)
Technogym SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/24	190,005	EUR	37,343
Tecnicas Reunidas SA	1-Day EONIA + 0.35%	Monthly	MSCO	2/28/25	144,335	EUR	98,818
Teknosa Ic Ve Dis Ticaret	1-Day FEDEF + 1.25%	Monthly	MSCO	5/15/25	38,224		(5,447)
Telkom SA SOC Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/24	6,392,951	ZAR	(16,488)
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/25	85,138		10,918
Terveystalo PLC	Euro STR + 0.28%	Monthly	SEBA	7/17/24	130,277	EUR	14,917
TF1 Group	1-Day EONIA + 0.30%	Monthly	MSCS	7/12/24	509,861	EUR	103,962
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	46,677	GBP	(12,799)
THG PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/24	201,014	GBP	20,125
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/24	4,545,108	ZAR	(97,143)
ThyssenKrupp AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/24	416,911	EUR	(140,836)
TI Fluid Systems PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/12/25	251,509	GBP	(34,862)
Tinc Comm VA	Euro STR + 0.35%	Monthly	JPHQ	4/14/25	49,068	EUR	(1,116)
Titan Cement	Euro STR + 0.35%	Monthly	JPHQ	9/05/24	91,920	EUR	74,285
Torpol SA	1-Day FEDEF + 1.25%	Monthly	MSCO	1/30/25	29,380		3,882
Torunlar GYO	1-Day FEDEF + 1.25%	Monthly	MSCS	7/12/24	232,809		122,913
Traton SE INH O.N.	Euro STR + 0.35%	Monthly	JPHQ	9/12/24	67,221	EUR	46,158
Traton SE INH O.N.	1-Week STIBOR + 0.275%	Monthly	SEBA	3/13/25	147,066	SEK	556
Traton SE INH O.N.	1-Week STIBOR + 0.275%	Monthly	SEBA	3/14/25	1,848,232	SEK	(5,828)
Traton SE INH O.N.	1-Week STIBOR + 0.275%	Monthly	SEBA	3/14/25	302,766	SEK	(675)
Trigano	1-Day EONIA + 0.30%	Monthly	MSCS	9/23/24	196,063	EUR	(9,676)
Triple Point Social Housing	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/25	17,625	GBP	(573)
Tristel PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/27/25	34,408	GBP	(4,071)
Tubacex SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/26/24	151,973	EUR	5,072

56	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
TUI AG	Euro STR + 0.35%	Monthly	JPHQ	4/30/25	452,311	EUR	$(31,665)
u-blox AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	491,626	CHF	(20,298)
UBS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/24	83,171	CHF	16,244
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/24	241,985	EUR	121,803
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/15/24	157,407	EUR	136,928
UPM-Kymmene Corp.	Euro STR + 0.275%	Monthly	SEBA	12/18/24	174,171	EUR	11,188
Vaisala Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/24	47,848	EUR	3,950
Valeo	1-Day EONIA + 0.30%	Monthly	MSCS	10/09/24	380,769	EUR	(40,441)
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/24	20,480	CHF	19
Var Energi ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	10/23/24	3,312,869	NOK	79,368
VBG Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	1/16/25	1,496,372	SEK	105,421
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/26/24	2,140,448	NOK	9,959
Veolia Environnement SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/26/24	260,818	EUR	21,520
Veolia Environnement SA	1-Day EONIA + 0.40%	Monthly	MSCS	6/03/25	4,101,980	EUR	14,084
Verallia	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	167,882	EUR	17,009
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	61,663	GBP	11,532
Vesuvius PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/26/25	347,519	GBP	61,707
Vetropack	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	80,841	CHF	(12,931)
VGP	Euro STR + 0.35%	Monthly	JPHQ	3/28/25	164,805	EUR	7,423
Vicat SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/24	215,676	EUR	26,735
Vienna Insurance Group AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	220,907	EUR	11,847
Virbac	1-Day EONIA + 0.30%	Monthly	MSCO	5/20/25	126,129	EUR	654
Vitrolife AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/10/25	2,455,295	SEK	23,178
Vodafone Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/20/25	128,215	GBP	17,404
Voestalpine AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/24	150,556	EUR	(4,166)
Volvo Car AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/07/25	5,628,330	SEK	(35,784)
Wallenius Wilhelmsen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/24	2,708,101	NOK	30,002
Warehouses De Pauw SA	Euro STR + 0.35%	Monthly	JPHQ	5/16/25	387,705	EUR	21,932
Wartsila Corp.	Euro STR + 0.275%	Monthly	SEBA	10/17/24	308,655	EUR	185,080
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	341,546	GBP	(260,938)
WBHO Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	12/04/24	2,038,461	ZAR	15,932
Webuild SpA	Euro STR	Monthly	JPHQ	7/17/24	412,005	EUR	75,586
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	201,430	EUR	(6,923)
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/24	316,986	GBP	(2,438)
Wolters Kluwer NV	Euro STR + 0.35%	Monthly	JPHQ	4/17/25	193,789	EUR	4,094
Workspace Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	10/28/24	305,255	GBP	23,798
X Fab Silicon Foundries EV	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/24	319,556	EUR	(110,597)
YU Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/25	68,263	GBP	35,398
Zalando SE	Euro STR	Monthly	JPHQ	3/03/25	481,031	EUR	69,434
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	356,441	CHF	6,173
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/24	49,427	EUR	(3,991)
							14,147,982

franklintempleton.com	Annual Report	57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Interest Rate Contracts - Long[a]
Cross Asset Trend	Fixed (0.50)%	Monthly	DBAB	6/28/24	4,636,088		$ 1,404
Cross Asset Trend	Fixed (0.50)%	Monthly	DBAB	6/28/24	12,646,513		19,655
Cross Asset Trend	Fixed (0.50)%	Monthly	DBAB	6/28/24	788,532		(145)
Cross Asset Trend	Fixed (0.50)%	Monthly	DBAB	6/28/24	6,262,342		6,943
Nigeria Government Bond	1-Day FEDEF	Quarterly	CITI	2/21/34	134,492		(17,887)
Nigeria Treasury Bills	1-Day FEDEF	Quarterly	CITI	4/02/25	544,871		(59,549)
							(49,579)
Equity Contracts - Short[d]
888 Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/24	151,491	GBP	(20,159)
AB Dynamics PLC	1-Day SONIA - 1.25%	Monthly	MSCS	7/18/24	141,564	GBP	(87,582)
abrdn European Logistics Income PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	147,038	GBP	37,029
ABSA Group Ltd	1-Day SABOR - 0.50%	Monthly	MSCO	12/13/24	2,017,736	ZAR	2,750
Accesso Technology Group	1-Day SONIA - 2.75%	Monthly	MSCS	9/27/24	54,347	GBP	(20,042)
Acciones Fomento De Construcciones	1-Day EONIA - 1.75%	Monthly	MSCS	1/13/25	58,051	EUR	(13,188)
ACEA	Euro STR - 0.30%	Monthly	JPHQ	10/14/24	111,911	EUR	(35,536)
Ackermans & van Haaren	Euro STR - 0.30%	Monthly	JPHQ	3/18/25	535,875	EUR	(82,369)
Addnode Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/24	2,624,956	SEK	(113,750)
adesso SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	91,175	EUR	2,759
adesso SE	Euro STR - 0.30%	Monthly	JPHQ	1/08/25	18,854	EUR	1,132
Admiral Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	243,465	GBP	(57,311)
Afrimat Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	5/20/25	1,443,754	ZAR	(16,649)
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/24	311,758	NOK	2,231
Air France-KLM	1-Day EONIA - 1.875%	Monthly	MSCO	3/20/25	125,518	EUR	(8,324)
Air Liquide	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	127,049	EUR	(5,867)
Aixtron SE	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	141,111	EUR	27,533
Aker BP ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	1,682,719	NOK	(1,637)
Aker Carbon Capture ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/14/24	2,389,232	NOK	79,907
Aker Horizons	1-Week NIBOR - 4.25%	Monthly	SEBA	11/22/24	599,625	NOK	22,512
ALD	1-Day EONIA - 0.30%	Monthly	MSCS	5/15/25	336,419	EUR	21,825
Alfen NV	Euro STR - 0.80%	Monthly	JPHQ	3/07/25	394,854	EUR	112,066
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/24	212,101		(57,931)
Allfunds Group PLC	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	134,029	EUR	20,720
Allreal Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	331,481	CHF	407
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/24	3,344,168	DKK	(68,003)
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCO	10/11/24	25,970	EUR	(8,735)
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/24	222,242	EUR	(33,966)
Alpha Financial Markets	1-Day SONIA - 0.30%	Monthly	MSCO	2/17/25	159,937	GBP	(38,724)
Alpha FX Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	118,746	GBP	(52,155)
Alphawave IP Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/24/25	202,607	GBP	(30,924)
Alstom SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/13/24	119,301	EUR	(60,113)
AMG Advanced Metallurgical Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	137,236	EUR	6,329
AmRest	1-Day FEDEF -1.50%	Monthly	MSCS	7/17/24	26,790		209
Anglo American Platinum Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/24	2,298,625	ZAR	18,531
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/24	393,807	EUR	(22,198)

58	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Antares Vision	Euro STR - 2.65%	Monthly	JPHQ	8/07/24	53,363	EUR	$(41,072)
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/17/25	146,945	GBP	(82,492)
Arbonia AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/24	216,693	CHF	(70,309)
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/24	133,760		(66,254)
argenx SE	Euro STR - 0.30%	Monthly	JPHQ	7/01/24	82,739	EUR	1,065
Ariston Holding	Euro STR - 0.30%	Monthly	JPHQ	9/11/24	263,765	EUR	54,635
Ascential PLC	1-Day SONIA - 0.875%	Monthly	MSCO	7/17/24	310,631	GBP	68,530
Ascopiave SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	90,383	EUR	5,084
Aselsan AS	1-Day FEDEF - 7.50%	Monthly	MSCS	7/17/24	18,998		(35,720)
Ashtead Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	12/16/24	293,636	GBP	(24,858)
Aspen Pharmacare Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	5,095,034	ZAR	(50,030)
Assa Abloy AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/24	2,623,635	SEK	(56,459)
Aston Martin Lagonda Global Holdings PLC	1-Day SONIA - 8.75%	Monthly	MSCS	7/17/24	287,765	GBP	70,295
Astral Foods Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/12/24	5,237,948	ZAR	31,813
Atrium Ljungberg AB	1-Week STIBOR - 0.45%	Monthly	SEBA	4/04/25	2,298,534	SEK	(969)
Auction Technology Group	1-Day SONIA - 0.30%	Monthly	MSCS	11/01/24	230,345	GBP	23,375
Aurubis AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	71,869	EUR	(13,475)
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/24	239,297	EUR	(93,432)
AutoStore Holdings Ltd.	1-Week NIBOR - 0.75%	Monthly	SEBA	4/04/25	1,770,731	NOK	34,285
Avanza Bank Holding AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/24	3,579,045	SEK	(75,359)
Avon Protection PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	105,410	GBP	(69,432)
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	213,771	EUR	(2,200)
Bachem AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	243,832	CHF	(47,726)
Baloise Holdings SA	1-Day SARON - 0.35%	Monthly	JPHQ	12/09/24	344,491	CHF	(49,987)
Banco BPM SpA	Euro STR - 0.30%	Monthly	JPHQ	3/12/25	33,678	EUR	(5,919)
Bank Handlowy	1-Day FEDEF - 0.50%	Monthly	MSCO	4/03/25	39,500		596
Bank of America MLEIAPRE Index	1-Day EONIA - 0.30%	Monthly	BOFA	3/21/25	165,771	EUR	(13,598)
Bankinter SA	1-Day EONIA - 0.35%	Monthly	MSCO	3/06/25	237,401	EUR	(74,106)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/24	526,814	CHF	4,810
Barco	Euro STR - 0.30%	Monthly	JPHQ	4/14/25	61,361	EUR	(496)
Barloworld Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	10/03/25	1,804,867	ZAR	(3,839)
Barry Callebaut	1-Day SARON - 0.35%	Monthly	JPHQ	11/13/24	299,130	CHF	(43,208)
Basler AG	Euro STR - 1.20%	Monthly	JPHQ	7/17/24	90,646	EUR	(30,242)
Bayer AG	Euro STR - 0.30%	Monthly	JPHQ	8/28/24	170,669	EUR	(1,622)
BayWa AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	239,365	EUR	102,531
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	426,485	EUR	23,533
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	3,788,906	SEK	(143,397)
Belimo Holding AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	341,462	CHF	2,092
Bellevue Group AG	1-Day SARON - 1.10%	Monthly	JPHQ	12/12/24	78,866	CHF	15,098
Beneteau	1-Day EONIA - 0.30%	Monthly	MSCO	5/06/25	34,360	EUR	(15)
BEWi ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	4/15/25	299,937	NOK	2,268
BFF Bank SpA	Euro STR - 0.30%	Monthly	JPHQ	10/16/24	222,813	EUR	55,934
BHP Group Ltd	1-Day SONIA - 1.52%	Monthly	MSCO	12/02/24	148,472	GBP	1,033
Bioarctic AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/25	1,392,465	SEK	(17,974)
Biomerieux	1-Day EONIA - 0.30%	Monthly	MSCS	9/16/24	111,596	EUR	(1,439)

franklintempleton.com	Annual Report	59

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
BMW Group	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	159,840	EUR	$10,353
Boliden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/07/24	4,172,249	SEK	(99,397)
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	486,501	EUR	(67,767)
BoneSupport AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/25	1,040,064	SEK	(12,485)
Borr Drilling Limited	1-Week NIBOR - 0.75%	Monthly	SEBA	9/09/24	2,731,339	NOK	(6,996)
Borussia Dortmund	Euro STR - 0.95%	Monthly	JPHQ	7/17/24	135,298	EUR	(14,156)
Bossard AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	117,671	CHF	(13,044)
British American Tobacco	1-Day SONIA - 0.30%	Monthly	MSCS	9/27/24	124,739	GBP	4,705
Budimex	1-Day FEDEF - 0.50%	Monthly	MSCO	5/07/25	74,959		(3,596)
BW Energy Ltd.	1-Week NIBOR - 0.45%	Monthly	SEBA	7/17/24	1,626,164	NOK	(36,546)
BW Offshore Ltd.	1-Week NIBOR - 0.28%	Monthly	SEBA	7/19/24	674,794	NOK	(15,540)
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	581,490	EUR	(17,255)
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/24	2,992,011	NOK	(143,803)
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/24	330,066	EUR	58,520
Cancom SE	1-Month EURIBOR - 0.25%	Monthly	JPHQ	7/17/24	168,537	EUR	(41,522)
Capgemini	1-Day EONIA - 0.30%	Monthly	MSCS	9/23/24	202,835	EUR	24,029
Capita PLC	1-Day SONIA - 0.30%	Monthly	MSCO	5/06/25	19,790	GBP	(1,010)
Capitec Bank Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/14/24	7,282,618	ZAR	(78,102)
Capricorn Energy PLC	1-Day SONIA - 0.30%	Monthly	MSCO	12/23/24	63,564	GBP	(13,082)
Carel Industries	Euro STR - 0.30%	Monthly	JPHQ	9/23/24	354,708	EUR	62,287
Carl Zeiss Meditec AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	144,397	EUR	5,079
Catena AB	1-Day EONIA + 0.30%	Monthly	SEBA	5/08/25	1,359,106	SEK	(6,152)
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/24	258,162		(40,068)
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/24	614,062	EUR	18,657
Celon Pharma SA	1-Day FEDEF - 12.75%	Monthly	MSCS	10/28/24	11,213		(1,260)
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/24	28,271	GBP	(8,533)
Chesnara PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/26/24	72,100	GBP	6,455
Cint Group AB	1-Week STIBOR - 0.45%	Monthly	SEBA	7/17/24	1,262,615	SEK	(38,994)
CIR SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	52,768	EUR	(2,257)
Citycon OYJ	Euro STR - 0.275%	Monthly	SEBA	5/08/25	38,655	EUR	(2,564)
Cloudberry Clean Energy ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	7/17/24	294,039	NOK	(3,207)
CMC Markets PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/24	132,835	GBP	(270,061)
CNH Industrial	Euro STR - 0.30%	Monthly	JPHQ	3/24/25	549,107	EUR	95,549
Coats Group PLC	SONIA - 0.30%	Monthly	MSCS	6/03/25	75,169	GBP	(25,456)
Cognor Holding SA	1-Day FEDEF - 0.75%	Monthly	MSCS	7/17/24	57,628		(13,799)
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/24	2,789,426	DKK	(14,099)
Comet	1-Day SARON - 0.35%	Monthly	JPHQ	9/30/24	292,021	CHF	(185,468)
Corporacion Acciona Energias Renovables SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/24	206,119	EUR	15,108
Corporacion Financiera Alba SA	1-Day EONIA - 0.75%	Monthly	MSCS	3/13/25	23,737	EUR	(1,869)
COSMO Pharmaceuticals NV	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	105,670	CHF	(68,225)
Crest Nicholson Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/24	380,958	GBP	(137,947)
Croda International PLC	1-Day SONIA - 0.44%	Monthly	MSCS	11/27/24	351,834	GBP	23,154
Curro Holdings	1-Day SABOR - 1.50%	Monthly	MSCS	1/08/25	799,791	ZAR	(15,840)
Cy4gate SpA	Euro STR - 0.85%	Monthly	JPHQ	2/10/25	44,052	EUR	(4,588)
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/24	532,372		(15,777)

60	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Daetwyler	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	408,579	CHF	$(6,394)
Daikin Industries Ltd.	1-Day MUTSCALM - 0.40%	Monthly	MSCS	9/30/24	67,374,400	JPY	31,496
Delivery Hero SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	188,971	EUR	(21,171)
Dermapharm Holding SE	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	34,777	EUR	(639)
Deutsche Boerse	Euro STR - 0.30%	Monthly	JPHQ	11/27/24	135,363	EUR	(968)
Deutsche Wohnen SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	33,541	EUR	4,449
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	477,626	GBP	125,286
DiaSorin	Euro STR - 0.30%	Monthly	JPHQ	4/25/25	199,893	EUR	(23,779)
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/24	444,450		(68,157)
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/26/24	4,559,385	ZAR	(62,044)
DiscoverIE Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/28/25	173,591	GBP	1,500
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	12,626,552	ZAR	108,156
DNB Bank ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	7/17/24	2,534,353	NOK	7,977
Dotdigital Group	1-Day SONIA - 0.30%	Monthly	MSCO	3/14/25	57,128	GBP	(5,865)
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/24	212,596	CHF	(44,767)
doValue SpA	Euro STR - 0.30%	Monthly	JPHQ	8/14/24	173,574	EUR	52,694
Dr. Martens PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/24/25	305,179	GBP	46,341
DRDGOLD Ltd.	1-Day SABOR - 1.00%	Monthly	MSCS	7/17/24	1,367,274	ZAR	(2,677)
DSM Firmenich AG	Euro STR - 0.30%	Monthly	JPHQ	4/16/25	276,547	EUR	(7,867)
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/24	2,863,521	DKK	33,420
DT Capital Ltd.	1-Month HIBOR - 0.30%	Monthly	JPHQ	1/30/25	118,646	EUR	23,899
DWS Group SE	Euro STR - 0.75%	Monthly	JPHQ	3/20/25	175,145	EUR	(11,792)
Eckert & Ziegler AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	107,343	EUR	(25,764)
Ecopro BM	1-Day FEDEF - 10.875%	Monthly	MSCS	5/13/25	203,287		22,287
Ecopro BM	1-Day FEDEF - 7.75%	Monthly	MSCS	5/13/25	155,170		8,345
Ecora Resources PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	6,549	GBP	86
Edenred	1-Day EONIA - 0.30%	Monthly	MSCO	3/27/25	310,845	EUR	41,948
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	158,295	EUR	(50,224)
Elia Group	Euro STR - 0.30%	Monthly	JPHQ	5/16/25	410,373	EUR	13,760
Elior Group SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/15/24	242,124	EUR	(205,034)
Elisa Oyj	Euro STR - 0.28%	Monthly	SEBA	11/15/24	337,813	EUR	(3,979)
Embracer Group AB	1-Week STIBOR - 2.50%	Monthly	SEBA	3/04/25	775,896	SEK	(25,543)
Ems-Chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	388,704	CHF	(61,268)
ENAV SpA	Euro STR - 0.30%	Monthly	JPHQ	9/23/24	31,278	EUR	(612)
Ence Energia Y Celulosa SA	1-Day EONIA - 0.35%	Monthly	MSCO	2/10/25	380,893	EUR	(74,712)
Endeavour Mining PLC	1-Day SONIA - 0.30%	Monthly	MSCO	9/01/25	149,038	GBP	968
Enel SpA	1-Day EONIA - 0.50%	Monthly	MSCS	12/23/24	419,962	EUR	13,140
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/24	140,810	EUR	14,429
Energean PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	197,870	GBP	(40,440)
Engcon AB	1-Week STIBOR - 3.50%	Monthly	SEBA	10/04/24	755,435	SEK	(14,477)
Eni SpA	Euro STR - 0.30%	Monthly	JPHQ	1/13/25	241,433	EUR	7,359
Entain PLC	1-Day SONIA - 0.30%	Monthly	MSCO	2/17/25	460,460	GBP	118,470
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/24	5,626,111	SEK	(51,613)
EQT AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	3,797,431	SEK	(144,435)
Equites Property Fund Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	3,490,099	ZAR	(6,065)
Eramet SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/24	213,352	EUR	(118,709)

franklintempleton.com	Annual Report	61

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
ERG SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	56,610	EUR	$4,052
Erste Group Bank AG	Euro STR - 0.30%	Monthly	JPHQ	10/14/24	183,302	EUR	(33,956)
Esker SA	1-Day EONIA - 0.30%	Monthly	MSCS	5/20/25	143,431	EUR	(51,299)
Essentra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/24	158,525	GBP	19,729
Essity AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	3,188,729	SEK	(37,927)
EuroAPI	1-Day EONIA - 0.30%	Monthly	MSCS	12/23/24	176,061	EUR	45,109
EuroGroup Laminations SpA	Euro STR - 0.30%	Monthly	JPHQ	8/12/24	434,065	EUR	(23,225)
Euronext	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	160,526	EUR	(67,037)
Europris ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	3/12/25	1,749,701	NOK	10,971
Evotec SE	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	118,967	EUR	15,919
Exail Technologies	1-Day EONIA - 6.875%	Monthly	MSCS	9/23/24	60,863	EUR	(5,938)
Experian PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	119,051	GBP	(40,050)
FD Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/24	257,865	GBP	(36,972)
Ferrari SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	62,831	EUR	(17,698)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	466,273	EUR	(170,785)
Fevertree Drinks PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/25/24	282,364	GBP	7,004
Fielmann AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	284,126	EUR	(12,065)
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	530,515	EUR	(98,932)
Fiskars Group OYJ	Euro STR - 0.45%	Monthly	SEBA	8/23/24	68,705	EUR	(176)
flatexDEGIRO AG	1-Month EURIBOR - 0.70%	Monthly	JPHQ	12/06/24	149,312	EUR	(11,366)
Flex LNG Ltd.	1-Week NIBOR - 3.50%	Monthly	SEBA	4/04/25	3,287,567	NOK	17,520
Flow Traders	Euro STR - 0.30%	Monthly	JPHQ	8/26/24	337,536	EUR	(40,274)
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/24	347,386	EUR	(130,797)
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	194,373	GBP	(7,413)
Focusrite PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/03/25	48,326	GBP	9,863
Formycon AG	Euro STR - 23.00%	Monthly	JPHQ	3/31/25	42,165	EUR	15,119
Forterra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/08/24	215,922	GBP	(33,135)
Francaise Energie	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	85,074	EUR	12,222
Franchise Brands PLC	1-Day SONIA - 18.50%	Monthly	MSCS	9/27/24	8,698	GBP	(1,757)
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	286,785	EUR	(40,638)
Fresnillo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	225,461	GBP	(36,274)
F-Secure OYJ	Euro STR - 0.275%	Monthly	SEBA	9/09/24	34,255	EUR	(6,141)
Geberit AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	383,403	CHF	(84,218)
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	171,403	GBP	(107,810)
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	396,892	EUR	(33,479)
GFT Technologies SE	Euro STR - 0.30%	Monthly	JPHQ	4/24/25	178,264	EUR	10,197
Givaudan SA	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/24	241,890	CHF	(102,731)
Gjensidige Forsikring ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	4,955,198	NOK	(38,303)
Golden Ocean Group Ltd.	1-Week NIBOR - 0.28%	Monthly	SEBA	1/10/25	2,621,717	NOK	(175,923)
GPW	1-Day FEDEF - 1.125%	Monthly	MSCS	12/23/24	31,124		473
Grainger PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	80,840	GBP	(409)
Grand City Properties	Euro STR - 0.30%	Monthly	JPHQ	1/30/25	286,670	EUR	(101,333)
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	535,944	GBP	165,652
Greatland Gold PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	223,098	GBP	(21,828)
Grenergy Renovables SA	1-Day EONIA - 2.38%	Monthly	MSCS	12/02/24	204,353	EUR	(25,975)
Grieg Seafood	1-Week NIBOR - 0.45%	Monthly	SEBA	4/16/25	1,405,214	NOK	(11,979)

62	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Groupe ADP	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/24	321,077	EUR	$(23,954)
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/24	345,020	EUR	(171)
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	131,294	EUR	(37,106)
GVS	Euro STR - 0.30%	Monthly	JPHQ	7/13/24	87,968	EUR	(17,719)
H+H International A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	10/17/24	524,159	DKK	(27,813)
Haleon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/25	352,558	GBP	446
Halma PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/28/24	142,557	GBP	(6,151)
Hamborner REIT AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/24	106,021	EUR	3,313
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/24	570,276	SEK	(17,088)
Heineken Holding	Euro STR - 0.30%	Monthly	JPHQ	11/01/24	159,316	EUR	(3,301)
Heineken	Euro STR - 0.35%	Monthly	JPHQ	11/27/24	527,113	EUR	(31,636)
Hektas	1-Day FEDEF - 15.00%	Monthly	MSCS	7/17/24	5,591		(41,696)
Helios Towers PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	206,630	GBP	(119,053)
HELLA GmbH & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	325,740	EUR	(54,252)
Helvetia Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/18/25	402,259	CHF	(8,360)
Henry Boot PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	19,188	GBP	4,229
Hensoldt AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	229,268	EUR	(2,596)
Hexagon AB	1-Week STIBOR - 0.275%	Monthly	SEBA	4/01/25	1,436,428	SEK	(22,263)
Hexagon Purus ASA	1-Week NIBOR - 3.00%	Monthly	SEBA	8/28/24	413,889	NOK	(5,694)
Hexatronic Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/25	2,117,265	SEK	(110,607)
HMS Networks AB	1-Week STIBOR - 0.275%	Monthly	SEBA	9/13/24	2,728,912	SEK	(22,702)
Hufvudstaden AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/12/24	4,168,759	SEK	(20,542)
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/24	164,409	EUR	(197,844)
Iberdrola ORD	1-Day EONIA - 0.50%	Monthly	MSCO	12/02/24	428,484	EUR	10,363
Ibstock PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/07/24	263,088	GBP	(43,525)
ID Logistics Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/22/25	248,032	EUR	(132,209)
Idox PLC	1-Day SONIA - 6.125%	Monthly	MSCO	3/24/25	17,324	GBP	(1,075)
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	143,629	EUR	4,648
Immobel	Euro STR - 3.25%	Monthly	JPHQ	10/17/24	20,450	EUR	(951)
Immofinanz AG	Euro STR - 6.80%	Monthly	JPHQ	11/08/24	321,198	EUR	(31,843)
Impact Healthcare Reit ORD	1-Day SONIA - 1.10%	Monthly	MSCO	2/17/25	56,779	GBP	(5,442)
Industrial Select Sector	1-Day FEDEF - 0.30%	Monthly	MSCS	3/24/25	4,679,049		90,282
Industrie De Nora	Euro STR - 0.30%	Monthly	JPHQ	3/07/25	325,979	EUR	31,435
Indutrade AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/03/25	315,518	SEK	(312)
Infrastrutture Wireless Italiane SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	416,240	EUR	32,787
Inmobiliaria Colonial SOCIMI SA	1-Day EONIA - 0.35%	Monthly	MSCS	4/22/25	122,012	EUR	(26,027)
Instalco AB	1-Week STIBOR - 0.45%	Monthly	SEBA	6/27/24	1,384,791	SEK	4,902
IntegraFin Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	173,491	GBP	(44,756)
International Petroleum Corp.	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/24	1,972,528	SEK	(57,863)
Interpump Group	Euro STR - 0.30%	Monthly	JPHQ	5/20/25	234,604	EUR	6,597
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/28/24	322,688	CHF	(7,544)
Investis Holdings SA	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/24	14,404	CHF	(122)
IREN SPA	Euro STR	Monthly	JPHQ	11/11/24	27,463	EUR	(77)
Italgas	Euro STR - 0.30%	Monthly	JPHQ	9/06/24	317,464	EUR	10,740
Italmobiliare	Euro STR - 0.30%	Monthly	JPHQ	9/27/24	79,072	EUR	(18,366)
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	33,906	GBP	1,721

franklintempleton.com	Annual Report	63

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
JDE Peet's NV	Euro STR - 0.30%	Monthly	JPHQ	6/06/24	472,455	EUR	$74,806
John Wood Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	240,970	GBP	(68,364)
JTC PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	299,865	GBP	(87,819)
Judges Scientific PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/24	103,717	GBP	(17,166)
Juventus FC	Euro STR - 17.30%	Monthly	JPHQ	9/02/24	147,342	EUR	41,199
Kainos Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	315,430	GBP	(40,470)
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	323,885	EUR	(45,921)
Kempower OYJ	Euro STR - 3.75%	Monthly	SEBA	7/17/24	78,592	EUR	16,564
Kering SA	1-Month EURIBOR - 0.40%	Monthly	MSCS	11/27/24	390,863	EUR	107,738
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	321,138	EUR	35,366
Kesko Corp.	Euro STR - 0.275%	Monthly	SEBA	10/17/24	275,566	EUR	(6,073)
K-Fast Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/24	376,166	SEK	1,730
KGHM Polska Miedz SA	1-Day FEDEF - 0.50%	Monthly	MSCS	8/19/24	137,731		(55,579)
Kinnevik AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	1,734,394	SEK	(892)
Knorr-Bremse AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	64,723	EUR	(2,060)
Koenig & Bauer AG	Euro STR - 0.80%	Monthly	JPHQ	1/22/25	60,152	EUR	(12,204)
Komax	1-Day SARON - 0.35%	Monthly	JPHQ	7/25/24	396,537	CHF	98,714
Kruk	1-Day FEDEF - 0.50%	Monthly	MSCO	7/17/24	145,829		(6,208)
Kuehne+Nagel	1-Day SARON - 0.35%	Monthly	JPHQ	3/13/25	303,102	CHF	(16,494)
Lanxess AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	255,327	EUR	17,608
Lastminute.com N.V.	1-Day SARON - 0.35%	Monthly	JPHQ	11/11/24	34,784	CHF	5,655
LEG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	83,688	EUR	(25,843)
Legal & General Group	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/24	272,203	GBP	(54,928)
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/24	230,593	EUR	(19,944)
LG Energy Solutions	1-Day FEDEF - 1.875%	Monthly	MSCS	10/07/24	329,094		52,906
Lifco	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/24	1,085,467	SEK	(4,936)
Linde PLC	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	203,099	EUR	2,187
Linea Directa Aseguradora SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	250,381	EUR	(77,329)
Liontrust Asset Management PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/25	89,898	GBP	(23,509)
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	462,626	GBP	(66,334)
L'Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/24	208,381	EUR	(7,565)
Lottomatica Group	Euro STR - 0.30%	Monthly	JPHQ	4/16/25	274,908	EUR	(15,451)
Lotus Bakeries NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	303,063	EUR	(169,207)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/03/24	255,600	EUR	(10,127)
Mandatum OYJ	Euro STR - 0.275%	Monthly	SEBA	7/17/24	197,047	EUR	6,423
Marlowe PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/02/24	265,803	GBP	(87,947)
Marr	Euro STR - 0.30%	Monthly	JPHQ	12/11/24	450,681	EUR	(6,712)
Marshalls PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/27/25	121,731	GBP	3,011
Mas Real Estate	1-Day SABOR - 0.50%	Monthly	MSCO	12/13/24	3,950,114	ZAR	(360)
Matas A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/25	1,268,493	DKK	(10,359)
Mayr-Melnhof Karton AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	198,316	EUR	19,227
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/24	324,648		(250,149)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	140,770	CHF	(17,441)
Medartis AG	1-Day SARON - 0.85%	Monthly	JPHQ	7/17/24	29,267	CHF	(1,333)
Melexis	Euro STR - 0.30%	Monthly	JPHQ	4/03/25	52,301	EUR	(5,309)

64	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Mercedes-Benz Group AG	Euro STR - 0.30%	Monthly	JPHQ	1/13/25	211,994	EUR	$(13,012)
Merlin Properties Socimi SA	1-Day EONIA - 0.30%	Monthly	MSCO	3/12/25	318,879	EUR	(62,160)
Metso Outotec OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/24	139,808	EUR	(19,108)
Meyer Burger AG	1-Day SARON - 0.95%	Monthly	JPHQ	7/14/24	73,473	CHF	1,485
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/24	291,328		(228,864)
Mips AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/20/24	6,068,789	SEK	(48,252)
Mirbud	1-Day FEDEF - 13.00%	Monthly	MSCO	5/07/25	7,676		(927)
MJ Gleeson PLC	1-Day FEDEF - 0.30%	Monthly	MSCS	11/04/24	55,793	GBP	(15,113)
Mobilezone Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	3/04/25	138,337	CHF	836
Mo-Bruk SA	1-Day FEDEF - 2.375%	Monthly	MSCO	5/28/25	5,574		39
Momentum Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/25	348,615	SEK	(13,589)
Morgan Advanced Materials	1-Day SONIA - 0.30%	Monthly	MSCS	8/12/24	305,627	GBP	(78,692)
Motus Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	11/04/24	4,129,313	ZAR	27,291
National Grid PLC	1-Day SONIA	Monthly	MSCO	7/17/24	1,126	GBP	(2,813)
National Grid PLC	1-Day SONIA - 0.35%	Monthly	MSCS	12/23/24	383,001	GBP	110,219
National Grid PLC	1-Day SONIA	Monthly	MSCS	12/23/24	—	GBP	(24,555)
NCAB Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/24/25	2,066,741	SEK	(21,517)
NCC Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/15/24	212,107	GBP	(87,251)
Neoen	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	312,915	EUR	(109,577)
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/24	286,351	EUR	95,479
Nestle SA	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/24	163,161	CHF	12,395
Nexi SpA	Euro STR - 0.30%	Monthly	JPHQ	10/14/24	432,833	EUR	49,149
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/12/24	4,215,223	SEK	58,389
Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/24	940,335	SEK	18,593
Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/24	56,322	SEK	(29,114)
Noble Corp. PLC	1-Week CIBOR - 0.34%	Monthly	SEBA	8/05/24	1,104,619	DKK	14,753
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/24	448,017	EUR	(9,076)
Nolato AB	1-Week STIBOR - 0.28%	Monthly	SEBA	9/26/24	1,689,120	SEK	(54,643)
Nordic Semiconductor ASA	1-Week STIBOR - 0.275%	Monthly	SEBA	4/04/25	1,741,211	NOK	(50,536)
Nordnet AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/25	2,656,626	SEK	(36,802)
Norsk Hydro ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/08/25	1,583,668	NOK	(7,835)
Novozymes A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/24	615,676	DKK	(5,712)
NTG Nordic Transport Group	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/25	1,089,371	DKK	(7,911)
NX Filtration NV	Euro STR - 2.65%	Monthly	JPHQ	8/07/24	65,345	EUR	13,454
OC Oerlikon	1-Day SARON - 0.35%	Monthly	JPHQ	10/07/24	365,762	CHF	(143,976)
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	189,118	GBP	70,709
OCI N.V.	Euro STR - 0.30%	Monthly	JPHQ	9/09/24	360,365	EUR	20,385
Oesterreichische Post AG	Euro STR - 3.80%	Monthly	JPHQ	8/23/24	193,151	EUR	11,794
Orange Belgium	Euro STR - 0.30%	Monthly	JPHQ	1/27/25	19,331	EUR	(2,824)
Orlen	1-Day FEDEF - 0.96%	Monthly	MSCO	5/07/25	109,935		5,595
Outsurance Group Limited	1-Day SABOR - 0.50%	Monthly	MSCS	10/03/24	7,603,348	ZAR	(675)
Oxford BioMedica PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/24	39,590	GBP	(35,032)
Oxford Instruments PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/25	92,940	GBP	(14,637)
Oxford Nanopore Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/13/25	89,241	GBP	33,036
P/F Bakkafrost	1-Week NIBOR - 0.28%	Monthly	SEBA	7/19/24	1,378,537	NOK	13,991
Palfinger AG	Euro STR - 0.30%	Monthly	JPHQ	7/12/24	38,226	EUR	(4,910)

franklintempleton.com	Annual Report	65

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Partners Group Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/24	68,792	CHF	$(15,945)
Patrizia AG	Euro STR	Monthly	JPHQ	7/17/24	78,205	EUR	1,188
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	308,271	GBP	49,859
Pepco	1-Day FEDEF - 5.25%	Monthly	MSCS	4/14/25	71,783		19,158
Pepkor	1-Day SABOR - 0.50%	Monthly	MSCS	10/10/24	5,773,421	ZAR	(12,327)
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/24	525,369	EUR	108,149
Persimmon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/24	219,659	GBP	(27,423)
Petrofac Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	9/02/24	48,190	GBP	50,169
Pets at Home Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/04/25	261,971	GBP	(33,798)
Pfeiffer Vacuum	Euro STR - 0.30%	Monthly	JPHQ	3/07/25	255,192	EUR	(19,203)
PGS ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/08/25	800,415	NOK	(10,737)
Pharma Mar SA	1-Day EONIA - 0.35%	Monthly	MSCO	1/22/25	150,921	EUR	(8,902)
Pharmanutra SpA	Euro STR - 0.30%	Monthly	JPHQ	1/10/25	81,045	EUR	8,587
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	446,368	GBP	33,744
Pick n Pay Group (The)	1-Day SABOR - 0.50%	Monthly	MSCS	12/23/24	718,637	ZAR	(3,860)
Pierer Mobility AG	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/24	126,187	CHF	49,434
Pierre & Vacances	1-Day EONIA - 2.13%	Monthly	MSCS	8/15/24	6,751	EUR	(45)
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/24	319,474	EUR	(47,534)
Polypeptide	1-Day SARON - 0.35%	Monthly	JPHQ	9/18/24	112,888	CHF	(110,253)
Prosus NV	Euro STR - 0.30%	Monthly	JPHQ	9/20/24	69,331	EUR	(4,810)
PRS REIT PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	229,745	GBP	22,667
Prudential PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/14/24	323,153	GBP	65,746
PSG Konsult Ltd.	1-Day SABOR - 0.875%	Monthly	MSCS	5/20/25	2,384,886	ZAR	(36,872)
Qintetiq Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/03/25	196,751	GBP	(54,692)
Qt Group OYJ	Euro STR - 4.16%	Monthly	SEBA	7/17/24	109,756	EUR	(28,213)
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/24	104,957	GBP	11,524
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	2,195,450	SEK	(35,632)
Reckitt Benckiser Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	207,828	GBP	53,784
Redeia Corporacion SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/24	120,314	EUR	(13,722)
Reinet Investments S.C.A	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/25	4,060,152	ZAR	(28,717)
Remgro Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	10/16/24	7,207,225	ZAR	2,269
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/24	591,089	EUR	173,061
Renishaw PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/13/25	227,165	GBP	(34,062)
Rentokil Initial PLC	1-Day FEDEF - 0.65%	Monthly	MSCS	11/27/24	408,549	GBP	97,087
Rentokil Initial PLC	1-Day SONIA - 0.30%	Monthly	MSCO	1/08/25	26,316	GBP	(179)
Reply SpA	Euro STR - 0.30%	Monthly	JPHQ	7/18/24	180,788	EUR	(60,506)
Resilient REIT Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	3/14/25	5,967,963	ZAR	15,416
Revenio Group Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/24	116,050	EUR	(11,560)
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/24	2,473,449	DKK	(86,409)
Rotork PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	224,259	GBP	(10,054)
Royal Unibrew	1-Week CIBOR - 0.28%	Monthly	SEBA	11/27/24	2,995,946	DKK	(54,783)
RS Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/20/24	330,256	GBP	17,729
RTL Group	Euro STR - 0.30%	Monthly	JPHQ	1/30/25	556,819	EUR	102,504
RWE AG	Euro STR - 0.30%	Monthly	JPHQ	5/15/25	338,597	EUR	335
S4 Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/24/24	109,852	GBP	(1,721)
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	421,299	EUR	(126,491)

66	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Saes Getters	Euro STR - 1.95%	Monthly	JPHQ	10/11/24	269,850	EUR	$64,235
Safestore Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/24	341,191	GBP	(96,568)
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	172,249	GBP	(5,940)
Sagax AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/24	2,798,381	SEK	(21,437)
Saipem SpA	1-Month EURIBOR - 6.65%	Monthly	JPHQ	2/26/25	198,588	EUR	(100,958)
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/24	1,831,529	NOK	(8,297)
Salvatore Ferragamo SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	418,285	EUR	121,474
Sampo PLC	Euro STR - 0.275%	Monthly	SEBA	7/17/24	220,448	EUR	12,629
Sanlam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	2,691,333	ZAR	(10,338)
Santander Bank Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/24	83,154		(49,465)
Sartorius AG	Euro STR - 3.55%	Monthly	JPHQ	11/28/24	164,943	EUR	42,096
Sartorius Stedim Biotech	1-Day EONIA - 0.30%	Monthly	MSCS	6/21/24	128,902	EUR	29,680
SBM Offshore NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	527,426	EUR	(66,484)
Schibsted ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/24	3,021,875	NOK	(96,451)
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/24	231,615	EUR	53,946
Schroders PLC	1-Day SONIA - 0.30%	Monthly	MSCO	2/20/25	211,908	GBP	1,102
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/24	2,405,117	SEK	(78,635)
Seadrill Ltd.	1-Week NIBOR - 0.275%	Monthly	SEBA	5/08/25	1,038,688	NOK	4,068
Sectra AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/25	2,230,746	SEK	(35,657)
secunet Security Networks AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	99,263	EUR	(3,747)
Sedana Medical AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/24	689,912	SEK	(22,446)
Seeing Machines Ltd.	1-Day SONIA - 5.75%	Monthly	MSCS	8/05/24	50,757	GBP	8,324
Segro PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	182,004	GBP	(44,897)
Senior PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/20/25	31,952	GBP	3,460
Sensirion AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/25	383,346	CHF	27,270
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	303,322	GBP	15,056
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCO	1/08/25	14,199	GBP	817
Shaftesbury Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/24	297,058	GBP	(80,193)
Shop Apotheke Europe NV	Euro STR - 0.85%	Monthly	JPHQ	7/17/24	137,631	EUR	(2,796)
Shurgard	Euro STR - 0.30%	Monthly	JPHQ	4/14/25	47,599	EUR	(600)
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/24	152,388	EUR	(8,980)
SIG Group AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/24	213,771	CHF	28,818
Sika	1-Day SARON - 0.35%	Monthly	JPHQ	11/08/24	264,817	CHF	(43,903)
Siltronic AG	Euro STR - 1.05%	Monthly	JPHQ	5/13/25	299,427	EUR	21,700
Sixt SE	Euro STR - 0.30%	Monthly	JPHQ	4/17/25	614,618	EUR	161,600
Skanska AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/07/24	770,822	SEK	2,520
Softcat PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/28/25	115,156	GBP	(6,005)
SoftwareONE	Euro STR - 0.35%	Monthly	JPHQ	7/15/24	125,696	CHF	(9,511)
Soitec SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/12/24	68,710	EUR	(5,794)
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	105,288	EUR	21,454
SolGold PLC	1-Day SONIA - 0.56%	Monthly	MSCS	7/17/24	111,744	GBP	41,285
Soltec Power Holdings SA	1-Day EONIA - 0.73%	Monthly	MSCS	7/17/24	48,613	EUR	9,066
South32 Ltd.	1-Day SABOR - 2.125%	Monthly	MSCS	10/10/24	4,447,623	ZAR	(56,038)
SpareBank 1 SMN	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/24	4,580,038	NOK	(71,220)

franklintempleton.com	Annual Report	67

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Sparebank 1 Oestlandet	1-Week NIBOR - 0.28%	Monthly	SEBA	12/23/24	1,015,965	NOK	$(5,308)
SpareBank 1 SR Bank ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/22/24	1,933,758	NOK	(9,692)
Spirax-Sarco Engineering PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	442,232	GBP	40,495
St Galler Kantonalbank AG	1-Day SARON - 0.35%	Monthly	JPHQ	11/06/24	222,920	CHF	14,347
St James’s Place PLC	1-Day SONIA - 0.30%	Monthly	MSCO	5/06/25	112,825	GBP	(6,320)
Steico SE	Euro STR - 0.95%	Monthly	JPHQ	2/10/25	58,858	EUR	8,731
Stora Enso OYJ	Euro STR - 0.28%	Monthly	SEBA	8/05/24	344,654	EUR	(43,184)
Storskogen Group AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/24	1,512,972	SEK	(19,239)
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/24	3,546,397	EUR	186,443
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	3/25/25	2,227,378	EUR	34,455
STRATEC SE	Euro STR - 0.35%	Monthly	JPHQ	4/21/25	160,849	EUR	6,975
Straumann Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/18/24	47,014	CHF	7,799
Straumann Group	1-Day SARON - 0.35%	Monthly	JPHQ	1/09/25	57,131	CHF	6,004
Strix Group PLC	1-Day SONIA - 2.00%	Monthly	MSCS	7/17/24	23,318	GBP	(5,125)
Sudzucker AG	Euro STR - 0.30%	Monthly	JPHQ	8/19/24	159,815	EUR	(6,356)
Super Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/19/24	1,764,899	ZAR	435
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/16/24	85,020	GBP	2,853
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	5,359,343	SEK	(66,452)
Svenska Handelsbanken	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/25	2,386,427	SEK	(3,033)
Sweco AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/20/25	3,977,713	SEK	(84,064)
Swisscom AG	1-Day SARON - 0.35%	Monthly	JPHQ	2/03/25	120,197	CHF	5,717
Sword Group SE	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/24	6,845	EUR	(215)
Symrise AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/24	282,840	EUR	(42,414)
Talenom OYJ	Euro STR - 2.50%	Monthly	SEBA	7/17/24	15,270	EUR	6,140
Talgo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/24	224,891	EUR	(80,615)
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	296,765	EUR	(31,179)
Tate & Lyle PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	293,034	GBP	(9,938)
Technoprobe	Euro STR - 0.30%	Monthly	JPHQ	10/16/24	414,477	EUR	(95,335)
Telecom Italia SpA	Euro STR - 0.75%	Monthly	JPHQ	7/14/24	422,704	EUR	32,016
Teleperformance	1-Day EONIA - 0.30%	Monthly	MSCO	3/27/25	32,690	EUR	(5,487)
Telia Company AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/06/25	2,717,699	SEK	(14,437)
Tessenderlo Group	Euro STR - 0.30%	Monthly	JPHQ	10/10/24	149,757	EUR	(9,830)
TGS ASA	1-Week NIBOR - 1.50%	Monthly	SEBA	4/16/25	1,190,780	NOK	(3,121)
Thermador Groupe SA	1-Day EONIA - 2.25%	Monthly	MSCS	8/16/24	38,850	EUR	(4,538)
ThyssenKrupp Nucera AG	Euro STR - 0.34%	Monthly	JPHQ	3/28/25	230,771	EUR	18,187
Tietoevry Corp.	Euro STR - 0.275%	Monthly	SEBA	11/29/24	357,319	EUR	30,261
Tikehau Capital SCA	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/24	94,348	EUR	(2,652)
Tinexta SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	308,741	EUR	3,143
Tomra Systems ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	1/08/25	1,741,022	NOK	(13,574)
Topdanmark A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/26/24	3,231,414	DKK	34,898
Tracsis PLC	1-Day SONIA - 9.00%	Monthly	MSCO	3/06/25	11,090	GBP	(376)
Trainline PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/24	148,862	GBP	(10,457)
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/24	786,913	ZAR	20,183
Tritax EuroBox PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	78,470	GBP	(4,129)
Troax Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/02/24	1,079,538	SEK	(9,184)
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/24	2,662,692	DKK	3,400

68	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[d] (continued)
Ubisoft Entertainment SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	286,814	EUR	$12,823
Umicore NV	Euro STR - 0.30%	Monthly	JPHQ	8/05/24	373,723	EUR	48,864
Unilever	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/24	205,630	GBP	(28,182)
UNIQA Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	3/18/25	202,313	EUR	(7,201)
Unite Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/24	287,699	GBP	(2,485)
United Internet AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	360,825	EUR	(10,616)
United Utilities	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/24	92,628	GBP	4,040
Urban Logistics REIT PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	323,708	GBP	12,478
Utilities Select Sector	1-Day FEDEF - 0.30%	Monthly	MSCS	3/24/25	4,731,930		(12,396)
Valmet OYJ	Euro STR - 0.28%	Monthly	SEBA	11/22/24	164,690	EUR	5,211
Valneva SE	1-Day EONIA - 4.50%	Monthly	MSCS	5/16/25	137,377	EUR	13,300
VAT Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/22/25	250,357	CHF	(105,810)
VERBIO Vereinigte BioEnergie AG	Euro STR - 1.00%	Monthly	JPHQ	7/01/24	337,727	EUR	45,855
Vestas Wind Systems A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/12/24	2,209,835	DKK	(20,132)
Vestel	1-Day FEDEF - 7.63%	Monthly	MSCS	9/09/24	88,881		(36,666)
Victrex PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/24	402,275	GBP	48,156
Vidrala SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/24	146,478	EUR	(40,389)
Viscofan SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/24	319,559	EUR	(15,482)
Vitec Software Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/22/25	2,747,253	SEK	1,946
VNV Global AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/17/25	142,589	SEK	(3,032)
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/24	140,383	EUR	8,670
Volue ASA	1-Week NIBOR - 0.75%	Monthly	SEBA	4/15/25	445,415	NOK	(11,386)
Vopak	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	104,683	EUR	(2,137)
Wacker Chemie AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/25	296,226	EUR	17,458
Wacker Neuson SE	Euro STR - 0.30%	Monthly	JPHQ	4/01/25	122,054	EUR	5,386
Waga Energy SA	1-Day EONIA - 0.75%	Monthly	MSCS	7/17/24	35,615	EUR	14,151
Wallenstam AB Series B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/24	2,612,083	SEK	(54,003)
Warteck	1-Day SARON - 6.50%	Monthly	JPHQ	2/03/25	16,543	CHF	38
WeBuyCars Pty Ltd.	1-Day SABOR - 2.75%	Monthly	MSCO	7/17/24	31,103	ZAR	(39,556)
Wendel Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/27/25	468,931	EUR	(31,346)
Whitbread PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/14/25	94,126	GBP	9,104
WithSecure Corp.	1-Week Euro STR - 0.275%	Monthly	SEBA	4/22/25	75,517	EUR	12,332
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/24	288,310	GBP	(47,770)
WPP PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/30/24	178,045	GBP	(26,535)
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/24	731,183	SEK	(39,965)
YIT Corp.	Euro STR - 0.275%	Monthly	SEBA	11/08/24	154,947	EUR	(51,768)
YouGov ORD	1-Day SONIA - 0.30%	Monthly	MSCO	5/08/25	124,588	GBP	(9,571)
Yubico AB	1-Week STIBOR - 1.25%	Monthly	SEBA	4/03/25	1,182,145	SEK	(35,109)
Zealand Pharma A/S	1-Week CIBOR - 0.45%	Monthly	SEBA	7/17/25	744,342	DKK	(2,289)
Zignago Vetro SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/24	149,287	EUR	(3,262)
Zur Rose Group AG	1-Day SARON - 2.10%	Monthly	JPHQ	7/17/24	228,955	CHF	(87,628)
							(6,953,535)
Total - Total Return Swap Contracts							$7,376,074

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
K2 Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)
* In U.S. dollars unless otherwise indicated.
a The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b Fair valued using significant unobservable inputs. See Note 13 regarding fair value investments.
c See Note 9 regarding investments in Russian securities. Notional value rounds to less than 1.
d The Fund receives the variable financing rate and pays the total return on the underlying instrument.
See Note 11 regarding other derivative information.
See Abbreviations on page 90.

70	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Assets and Liabilities
May 31, 2024
K2 Alternative Strategies Fund

Assets:
Investments in securities:
Cost – Unaffiliated issuers	$529,853,625
Cost – Non-controlled affiliates (Note 3f)	882,000
Value – Unaffiliated issuers†	$557,942,010
Value – Non-controlled affiliates (Note 3f)	882,000
Cash	145,512
Foreign currency, at value (cost $16,422,200)	16,452,011
Receivables:
Investment securities sold	14,409,444
Capital shares sold	868,556
Dividends and interest	2,895,307
Deposits with brokers for:
Securities sold short	95,853,076
OTC derivative contracts	45,326,513
Futures contracts	15,740,992
Centrally cleared swap contracts	4,309,860
Due from brokers	228,442
Variation margin on centrally cleared swap contracts	100,704
OTC swap contracts (upfront payments $907,067)	534,541
Unrealized appreciation on OTC forward exchange contracts	2,227,550
Unrealized appreciation on OTC swap contracts	23,979,248
Other assets	3,271
Total assets	781,899,037
Liabilities:
Payables:
Investment securities purchased	5,471,673
Capital shares redeemed	318,332
Management fees	810,573
Distribution fees	20,385
Trustees’ fees and expenses	8,707
Transfer agent fees	208,832
Due to brokers	14,257,263
Variation margin on futures contracts	532,365
OTC swap contracts (upfront receipts $672,426)	658,440
Options written, at value (premiums received $166,953)	653,981
Securities sold short, at value (proceeds $108,064,738)	105,141,373
Payable upon return of securities loaned (Note 1f)	882,000
Unrealized depreciation on OTC forward exchange contracts	868,001
Unrealized depreciation on OTC swap contracts	16,849,174
Unrealized depreciation on unfunded loan commitments (Note 10)	35,553
Accrued expenses and other liabilities	512,442
Total liabilities	147,229,094
Net assets, at value	$634,669,943
Net assets consist of:
Paid-in capital	$608,096,555
Total distributable earnings (loss)	26,573,388
Net assets, at value	$634,669,943
†Includes securities loaned	$2,504,609

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	71

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Assets and Liabilities (continued)
May 31, 2024
K2 Alternative Strategies Fund

Class A:
Net assets, at value	$63,319,597
Shares outstanding	5,425,258
Net asset value per share[a,b]	$11.67
Maximum offering price per share (net asset value per share ÷ 94.50%)[a]	$12.35
Class C:
Net assets, at value	$7,957,041
Shares outstanding	706,135
Net asset value and maximum offering price per share[a,b]	$11.27
Class R:
Net assets, at value	$347,786
Shares outstanding	29,657
Net asset value and maximum offering price per share[a]	$11.73
Class R6:
Net assets, at value	$124,279,030
Shares outstanding	10,560,828
Net asset value and maximum offering price per share[a]	$11.77
Advisor Class:
Net assets, at value	$438,766,489
Shares outstanding	37,325,094
Net asset value and maximum offering price per share[a]	$11.76

aNet asset value per share amount may not recalculate due to rounding.
bRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

72	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Operations
for the year ended May 31, 2024
K2 Alternative Strategies Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$13,541,238
Interest: (net of foreign taxes)~
Unaffiliated issuers	20,795,361
Income from securities loaned:
Unaffiliated entities (net of fees and rebates)	(28,360)
Non-controlled affiliates (Note 3f)	71,975
Total investment income	34,380,214
Expenses:
Management fees (Note 3a)	13,308,902
Distribution fees: (Note 3c)
Class A	170,084
Class C	112,951
Class R	1,631
Transfer agent fees: (Note 3e)
Class A	62,985
Class C	11,432
Class R	284
Class R6	12,264
Advisor Class	569,868
Custodian fees (Note 4) .	321,632
Reports to shareholders fees	60,424
Registration and filing fees	112,620
Professional fees	591,763
Trustees’ fees and expenses	326,777
Dividends on securities sold short	1,446,285
Interest on securities sold short	1,898,427
Other	142,935
Total expenses	19,151,264
Expense reductions (Note 4)	(322,500)
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,877,142)
Net expenses	16,951,622
Net investment income	17,428,592
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	36,463,944
Written options	1,155,633
Foreign currency transactions	373,626
Forward exchange contracts	(5,152,376)
Futures contracts	1,308,768
Securities sold short	881,027
Swap contracts	(324,844)
Net realized gain (loss)	34,705,778
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	12,915,793
Written options	(729,288)
Translation of other assets and liabilities denominated in foreign currencies	(33,923)
Forward exchange contracts	2,994,307
Futures contracts	(819,287)
Securities sold short	(11,798,506)
Swap contracts	9,912,497
Net change in unrealized appreciation (depreciation)	12,441,593
Net realized and unrealized gain (loss)	47,147,371
Net increase (decrease) in net assets resulting from operations	$64,575,963
*Foreign taxes withheld on dividends	$27,214
~Foreign taxes withheld on interest	$21,291

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	73

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statements of Changes in Net Assets
K2 Alternative Strategies Fund

	Year Ended May 31,
	2024	2023
Increase (decrease) in net assets:
Operations:
Net investment income	$17,428,592	$15,741,185
Net realized gain (loss)	34,705,778	(11,553,755)
Net change in unrealized appreciation (depreciation)	12,441,593	(20,733,832)
Net increase (decrease) in net assets resulting from operations	64,575,963	(16,546,402)
Distributions to shareholders:
Class A	(293,245)	(2,298,782)
Class C	—	(366,579)
Class R	(477)	(6,760)
Class R6	(452,983)	(1,623,691)
Advisor Class	(3,755,928)	(25,006,493)
Total distributions to shareholders	(4,502,633)	(29,302,305)
Capital share transactions: (Note 2)
Class A	(19,014,149)	(14,390,545)
Class C	(8,605,211)	(7,897,223)
Class R	(32,623)	(443,340)
Class R6	73,646,565	(1,408,481)
Advisor Class	(319,099,003)	(349,425,448)
Total capital share transactions	(273,104,421)	(373,565,037)
Net increase (decrease) in net assets	(213,031,091)	(419,413,744)
Net assets:
Beginning of year	847,701,034	1,267,114,778
End of year	$634,669,943	$847,701,034

74	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Notes to Consolidated Financial Statements
K2 Alternative Strategies Fund
1. Organization and Significant Accounting Policies
Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, K2 Alternative Strategies Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
a. Financial Instrument Valuation (continued)
securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2024, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement,

76	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
d. Derivative Financial Instruments (continued)
posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, equity price and foreign exchange rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations.
The Fund entered into OTC cross-currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross-currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross-currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Any upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross-currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations, if any. At May 31, 2024, the Fund had no cross-currency swap contracts.
The Fund entered into interest rate swap contracts primarily to manage and/or gain exposure to interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized.
The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the

franklintempleton.com	Annual Report	77

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
d. Derivative Financial Instruments (continued)
Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.
The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.
See Note 11 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment of cash collateral. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending program to earn additional income. The Fund receives collateral in the form of cash and/or U.S. Government and
Agency Securities against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund, and/or a joint repurchase agreement. Additionally, the Fund received $1,753,680 in U.S. Government and Agency Securities as collateral. These securities received as collateral are held in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell these securities received as collateral. As such, the non-cash collateral is excluded from the Consolidated Statement of Assets and Liabilities. The Fund may receive income from the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third party vendor, is reported separately in the Consolidated Statement of Operations. The Fund bears the market risk with respect to any cash collateral investment, securities loaned, and the risk that the agent may default on its obligation to the Fund. If the borrower defaults on its obligations to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.
g. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)
The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At May 31, 2024, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At May 31, 2024, the net assets of the K2 Subsidiary were $55,490,691 representing 8.7% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.
h. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
h. Senior Floating Rate Interests (continued)
generally the prime rate offered by a designated U.S. bank, or the London Interbank Offered Rate (LIBOR), or the Secured Overnight Financing Rate (SOFR). Senior secured corporate loans often require prepayment of principal from excess cash flows, at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.
i. Income and Deferred Taxes
It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2024, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.
j. Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income (including interest income from payment in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. The Fund may receive other income from investments in senior secured corporate loans or unfunded commitments, including amendment fees, consent fees or commitment fees. These fees are recorded as income when received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.
k. Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
2. Shares of Beneficial Interest
At May 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended May 31,
	2024		2023
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold[a]	901,608	$9,940,863	1,184,496	$12,884,556
Shares issued in reinvestment of distributions	24,442	267,146	197,144	2,107,467
Shares redeemed	(2,655,907)	(29,222,158)	(2,702,826)	(29,382,568)
Net increase (decrease)	(1,729,857)	$(19,014,149)	(1,321,186)	$(14,390,545)
Class C Shares:
Shares sold	31,350	$335,902	112,939	$1,186,468
Shares issued in reinvestment of distributions	—	—	30,061	312,336
Shares redeemed[a]	(843,526)	(8,941,113)	(892,790)	(9,396,027)
Net increase (decrease)	(812,176)	$(8,605,211)	(749,790)	$(7,897,223)
Class R Shares:
Shares sold	5,288	$59,744	5,131	$55,176
Shares issued in reinvestment of distributions	44	477	629	6,760
Shares redeemed	(8,352)	(92,844)	(45,962)	(505,276)
Net increase (decrease)	(3,020)	$(32,623)	(40,202)	$(443,340)
Class R6 Shares:
Shares sold	9,340,788	$105,720,673	1,973,905	$21,789,501
Shares issued in reinvestment of distributions	36,852	405,743	127,748	1,375,848
Shares redeemed	(2,916,319)	(32,479,851)	(2,249,882)	(24,573,830)
Net increase (decrease)	6,461,321	$73,646,565	(148,229)	$(1,408,481)
Advisor Class Shares:
Shares sold	5,211,753	$57,591,690	13,145,615	$144,459,116
Shares issued in reinvestment of distributions	240,415	2,644,566	1,667,367	17,940,869
Shares redeemed	(34,178,446)	(379,335,259)	(46,582,302)	(511,825,433)
Net increase (decrease)	(28,726,278)	$(319,099,003)	(31,769,320)	$(349,425,448)

aMay include a portion of Class C shares that were automatically converted to Class A.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees
The Fund and K2 Subsidiary pay an investment management fee, calculated daily and paid monthly, to K2 Advisors based on the average daily net assets of the Fund and K2 Subsidiary as follows:

Annualized Fee Rate	Net Assets
1.70%	Up to and including $1 billion
1.65%	Over $1 billion, up to and including $1.5 billion
1.60%	Over $1.5 billion, up to and including $3 billion
1.55%	In excess of $3 billion

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
3. Tansactions with Affiliates (continued)
a. Management Fees (continued)
Prior to March 1, 2024, the Fund and K2 Subsidiary paid an investment management fee, calculated daily and paid monthly, to K2 Advisors based on the average daily net assets of the Fund and K2 Subsidiary as follows:

Annualized Fee Rate	Net Assets
1.90%	Up to and including $1 billion
1.85%	Over $1 billion, up to and including $1.5 billion
1.80%	Over $1.5 billion, up to and including $3 billion
1.75%	In excess of $3 billion

For the year ended May 31, 2024, the gross effective management fee rate was 1.86% of the Fund’s average daily net assets.
Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount equal to the management fees paid by the K2 Subsidiary.
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by K2 Advisors and are not an additional expense of the Fund or K2 Subsidiary. Each subadvisor is compensated for managing its respective portion of the average daily net assets of the Fund or K2 Subsidiary.

Subadvisors
ActusRayPartners Limited
Apollo Credit Management LLC
Bardin Hill Arbitrage IC Management LP
Capital Fund Management S.A.
Electron Capital Partners, LLC
Franklin Advisers, Inc. *
Graham Capital Management, L.P.
Jennison Associates, LLC
Lazard Asset Management, LLC
RBC Global Asset Management (UK) Limited (formerly, BlueBay Asset Management LLP)

* Effective June 3, 2024. An affiliate of K2 Advisors.
b. Administrative Fees
Under an agreement with K2 Advisors, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by K2 Advisors based on the Fund’s and K2 Subsidiary’s average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
3. Tansactions with Affiliates (continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$1,755
CDSC retained	$1,498

e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended May 31, 2024, the Fund paid transfer agent fees as noted in the Consolidated Statement of Operations, of which $188,896 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended May 31, 2024, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Income From Securities Loaned
Non-Controlled Affiliates Institutional Fiduciary Trust Money Market Portfolio, 5.00% .	$3,348,000	$27,035,000	$(29,501,000)	$ —	$ —	$882,000	882,000	$71,975

g. Waiver and Expense Reimbursements
K2 Advisors has contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 1.70% based on the average net assets of each class until September 30, 2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Prior to March 1, 2024, the expenses (excluding certain fees and expenses as previously disclosed) for each class of the Fund were limited to 1.90% based on the average net assets of each class.
Prior to July 1, 2023, the expenses (excluding certain fees and expenses as previously disclosed) for each class of the Fund were limited to 1.95% based on the average net assets of each class.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until September 30, 2025.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended May 31, 2024, the custodian fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains. During the year ended May 31, 2024, the Fund utilized $17,458,177 of capital loss carryforwards.
The tax character of distributions paid during the years ended May 31, 2024 and 2023, was as follows:

	2024	2023
Distributions paid from:
Ordinary income. . . . . . . . . . . . . . . . . .	$4,502,633	$ 21,007,267
Long term capital gain. . . . . . . . . . . . . .	—	8,295,038
Total distributions paid. . . . . . . . . . . . . . .	$4,502,633	$29,302,305

At May 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gain for income tax purposes were as follows:

Cost of investments . . . . . . . . . . . . . . . . . . . . . .	$461,263,345
Unrealized appreciation. . . . . . . . . . . . . . . . . . . .	$47,400,951
Unrealized depreciation. . . . . . . . . . . . . . . . . . . .	(50,378,350)
Net unrealized appreciation (depreciation) . . . . . . .	$(2,977,399)
Distributable earnings
Undistributed ordinary income	$30,314,745
Undistributed long term capital gain	—
Total distributable earnings	$30,314,745

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of derivative financial instruments, foreign currency transactions, wash sales and investments in the K2 Subsidiary.
6. Investment Transactions
Purchases and sales of investments and securities sold short (excluding short term securities) for the year ended May 31, 2024, aggregated $1,372,522,000 and $1,666,432,856, respectively.
At May 31, 2024, in connection with securities lending transactions, the Fund loaned equity investments and corporate bonds and notes and received $882,000 of cash collateral. The gross amounts of recognized liability for such transactions are included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Credit Risk and Defaulted Securities
At May 31, 2024, the Fund had 19.8% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At May 31, 2024, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $4,561,020, representing 0.7% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Schedule of Investments.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
9. Investments in Russian Securities
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at May 31, 2024.
10. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.
At May 31, 2024, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Altice USA Inc., Term Loan B	$119,689
Bausch Health Cos. Inc., Term Loan B	241,757
CommScope Holding Company Inc., Initial Term Loan	50,205
CSC Holdings LLC, Term Loan B	1,264,737
Curia Global Inc., First Lien Term Loan	215,284
First Brands Group LLC, First Lien Term Loan	111,347
First Brands Group LLC, First Lien Term Loan	357,843
Forward Air Corp., Term Loan B	575,336
Hercules Achievement Inc., Initial Term Loan	10,191
H-Food Holdings LLC, Incremental Term Loan B-3	33,240
H-Food Holdings LLC, Initial Term Loan	135,464
H-Food Holdings LLC, Initial Term Loan	341,177
H-Food Holdings LLC, Initial Term Loan	740,827
K. Hovnanian Enterprises Inc., Term Loan RC	500,000
Oldcastle BuildingEnvelope Inc., Term Loan RC	247,158
Peloton Interactive Inc., Initial Term Loan	500,000
Petco Health & Wellness Co. Inc., First Lien Term Loan	29,453
Radiate Holdco LLC, Amendment No. 6 New Term Loan	396,000
Steinhoff International Holdings NV, Facility B1	163,495
Upfield Group BV, Term Loan RC	341,246
$6,374,450

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
11. Other Derivative Information
At May 31, 2024, the investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on futures contracts	$719,243[a]	Variation margin on futures contracts	$913,933[a]
	Unrealized appreciation on OTC swap contracts	28,002	Unrealized depreciation on OTC swap contracts	77,581
	Variation margin on centrally cleared swap contracts	292,379[a]	Variation margin on centrally cleared swap contracts	499,062[a]
Foreign exchange contracts	Variation margin on futures contracts	586,888[a]	Variation margin on futures contracts	538,687[a]
	Unrealized appreciation on OTC swap contracts	231,206
	Unrealized appreciation on OTC forward exchange contracts	2,227,550	Unrealized depreciation on OTC forward exchange contracts	868,001
Credit contracts	Variation margin on centrally cleared swap contracts	58,100[a]	Variation margin on centrally cleared swap contracts	631,346[a]
	OTC swap contracts (upfront payments)	534,541	OTC swap contracts (upfront receipts)	658,440
	Unrealized appreciation on OTC swap contracts	44,045	Unrealized depreciation on OTC swap contracts	290,045
Equity contracts	Investments in securities, at value	492,342[b]	Options written, at value	653,981
	Variation margin on futures contracts	1,390,024[a]	Variation margin on futures contracts	778,474[a]
	Unrealized appreciation on OTC swap contracts	23,675,995	Unrealized depreciation on OTC swap contracts	16,481,548
Commodity contracts	Variation margin on futures contracts	1,643,001[a]	Variation margin on futures contracts	2,720,196[a]
Totals		$31,923,316		$25,111,294

a This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b Purchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.
For the year ended May 31, 2024, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Year	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Year
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Investments	$291,361[a]	Investments	$(108,550)[a]
	Written options-	(177,676)	Written options	114,123
	Futures contracts	1,708,493	Futures contracts	400,262
	Swap contracts	5,056,486	Swap contracts	(762,070)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
11. Other Derivative Information (continued)

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Year	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Year
Foreign exchange contracts	Investments	$(196,217)[a]	Investments	$125,031[a]
	Written options	10,334	Written options	(7,640)
	Forward exchange contracts	(5,152,376)	Forward exchange contracts	2,994,307
	Futures contracts	210,838	Futures contracts	(78,500)
	Swap contracts	(54,629)	Swap contracts	231,206
Credit contracts	Swap contracts	(1,211,333)	Swap contracts	(1,117,784)
Equity contracts	Investments	(5,541,161)[a]	Investments	746,688[a]
	Written options	1,322,975	Written options	(835,771)
	Futures contracts	1,560,408	Futures contracts	1,138,393
	Swap contracts	(4,115,368)	Swap contracts	11,561,145
Commodity contracts	Futures contracts	(1,948,058)	Futures contracts	(2,279,442)
Totals		$(8,235,923)		$12,121,399

a Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.
For the year ended May 31, 2024, the average month end notional amount of futures contracts and swap contracts represented $692,832,557 and $588,859,766, respectively. The average month end fair value of options was $2,815,998. The average month end contract value of forward exchange contracts was $480,493,644.
At May 31, 2024, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Forward Exchange Contracts	$2,227,550	$868,001
Swap Contracts	24,513,789	17,507,614
Total	$26,741,339	$18,375,615

a Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
At May 31, 2024, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Net Amount (Not less than zero)
		Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received
Counterparty
BNPP	$90,358	$(33,942)	$—	$ —	$56,416
BNYM	8,391	(4,125)	—	—	4,266
BOFA	55,494	(13,598)	—	—	41,896
BZWS	460,188	(197,618)	—	—	262,570
CITI	430,523	(185,827)	—	—	244,696
DBAB	695,157	(145)	—	—	695,012
GSCO	352,810	(352,810)	—	—	—
HSBC	16,402	(16,402)	—	—	—

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
11. Other Derivative Information (continued)

	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Net Amount (Not less than zero)
		Financial Instruments Available for Offset	Financial Instruments Collateral Received[a]	Cash Collateral Received
JPHQ	$7,923,997	$(4,597,924)	$(60,661)	$—	$3,265,412
JPHQ[b]	48,979	—	—	—	48,979
MLCO	—	—	—	—	—
MSCO	1,054,843	(940,615)	—	—	114,228
MSCO[b]	3,979	—	—	—	3,979
MSCO[c]	1,202,773	(442,547)	—	—	760,226
MSCS	8,985,135	(7,354,832)	—	—	1,630,303
SEBA	5,350,021	(3,746,957)	—	—	1,603,064
SSBT	8,308	(8,308)	—	—	—
UBSW	53,981	(20,897)	—	—	33,084
Total	$ 26,741,339	$(17,916,547)	$(60,661)	$—	$8,764,131

At May 31, 2024, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Net Amount (Not less than zero)
		Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[a]	Cash Collateral Pledged[a]
Counterparty
BNPP	$33,942	$(33,942)	$ —	$—	$—
BNYM	4,125	(4,125)	—	—	—
BOFA	13,598	(13,598)	—	—	—
BZWS	197,618	(197,618)	—	—	—
CITI	185,827	(185,827)	—	—	—
DBAB	145	(145)	—	—	—
GSCO	670,009	(352,810)	—	(317,199)	—
HSBC	68,108	(16,402)	—	—	51,706
JPHQ	4,597,924	(4,597,924)	—	—	—
JPHQ[b]	47,493	—	—	—	47,493
MLCO	33,843	—	—	—	33,843
MSCO	940,615	940,615	—	—	—
MSCO[b]	5,517	—	—	—	5,517
MSCO[c]	442,547	(442,547)	—	—	—
MSCS	7,354,832	(7,354,832)	—	—	—
SEBA	3,746,957	(3,746,957)	—	—	—
SSBT	11,618	(8,308)	—	—	3,310
UBSW	20,897	(20,897)	—	—	—
Total	$ 18,375,615	$(17,916,547)	$—	$(317,199)	$141,869

a In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
b Represents derivatives not subject to an ISDA master agreement.
c Represents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 90.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility) which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the year ended May 31, 2024, the Fund did not use the Global Credit Facility.
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$124,495,087	$4,493,334	$122,017[e]	$129,110,438
Convertible Bonds	—	74,032,939	94,384	74,127,323
Convertible Bonds in Reorganization	—	99,680	8,653	108,333
Corporate Bonds and Notes	—	32,029,250	1,154,496	33,183,746
Corporate Bonds and Notes in Reorganization	—	587,971	202,730	790,701
Senior Floating Rate Interests	—	9,438,761	28,686	9,467,447
Foreign Government and Agency Securities	—	11,477,128	—	11,477,128
Foreign Government and Agency Securities in Reorganization	—	3,661,986	—	3,661,986
U.S. Government and Agency Securities	—	9,658,515	—	9,658,515
Options Purchased	492,342	—	—	492,342
Short Term Investments	220,574,596	66,171,455	—	286,746,051
Total Investments in Securities	$345,562,025	$211,651,019[c]	$1,610,966	$558,824,010
Other Financial Instruments:
Futures Contracts	$4,260,868	$—	$—	$4,260,868
Forward Exchange Contracts	—	2,227,550	—	2,227,550
Swap Contracts	—	24,329,727	—	24,329,727
Unfunded Loan Commitments	—	—	7,708[f]	7,708
Total Other Financial Instruments	$4,260,868	$26,557,277	$7,708	$30,825,853
Liabilities:
Other Financial Instruments:
Options Written	$653,981	$—	$—	$653,981
Securities Sold Short[a]	74,719,836	30,421,537[d]	—[e]	105,141,373
Futures Contracts	4,873,002	—	—	4,873,002
Forward Exchange Contracts	—	868,001	—	868,001
Swap Contracts	—	17,979,582	—[e]	17,979,582
Unfunded Loan Commitments	—	43,261	—	43,261
Total Other Financial Instruments	$80,246,819	$49,312,381	$—	$129,559,200

a For detailed categories, see the accompanying Consolidated Schedule of Investments.
b Includes common stocks, investment companies and preferred stocks as well as other equity interests.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
13. Fair Value Measurements (continued)
c Includes foreign securities valued at $4,132,281, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.
d Includes foreign securities valued at $554,612, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.
e Includes financial instruments determined to have no value.
f Included in unrealized depreciation on unfunded loan commitments in the Consolidated Statement of Assets and Liabilities.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
14. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the consolidated financial statements.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
K2 Alternative Strategies Fund (continued)
Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	BRL	Brazilian Real	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	CAD	Canadian Dollar	ASX	Australian Securities Exchange
BOFA	Bank of America, NA	CHF	Swiss Franc	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
BZWS	Barclays Bank PLC	COP	Colombian Peso	BUBOR	Budapest Interbank Offered Rate
CITI	Citigroup, NA	CZK	Czech Koruna	CAC	Cotation Assistee en Continu
DBAB	Deutsche Bank, AG	DKK	Danish Krone	CBOE	Chicago Board Options Exchange
GSCO	Goldman Sachs International	DOP	Dominican Peso	CIBOR	Copenhagen Interbank Offered Rate
HSBC	HSBC Bank PLC	EGP	Egyptian Pound	DAX	Deutscher Aktienindex
JPHQ	JP Morgan Chase Bank, NA	EUR	Euro	DJIA	Dow Jones Industrial Average
MLCO	Merrill Lynch & Co., Inc.	GBP	British Pound	EONIA	Euro OverNight Index Average
MSCO	Morgan Stanley & Co. LLC	HKD	Hong Kong Dollar	ETF	Exchange Traded Fund
MSCS	Morgan Stanley Capital Services LLC	HUF	Hungarian Forint	EURIBOR	Euro Interbank Offered Rate
SEBA	Skandinaviska Enskilda Banken AB	IDR	Indonesian Rupiah	FEDEF	Federal Funds Effective Rate
SSBT	State Street Bank and Trust Company	JPY	Japanese Yen	FHLMC	Federal Home Loan Mortgage Corp.
UBSW	UBS AG	MXN	Mexican Peso	FNMA	Federal National Mortgage Association
		NOK	Norwegian Krone	FRN	Floating Rate Note
		PEN	Peruvian Nuevo Sol	FTSE	Financial Times Stock Exchange
		PLN	Polish Zloty	HIBOR	Hong Kong Interbank Offered Rate
		PYG	Paraguay Guarani	IBEX	Iberian Index
		RSD	Serbian Dinar	JIBAR	Johannesburg Interbank Agreed Rate
		SEK	Swedish Krona	JSE	Johannesburg Stock Exchange Index
		TRY	Turkish Lira	KOSPI	Korean Composite Stock Price Index
		USD	United States Dollar	LIBOR	London InterBank Offered Rate
		UYU	Uruguayan Peso	MIB	Milano Italia Borsa
		ZAR	South African Rand	MUTSCALM	Japan Unsecured Overnight Call Rate
Index				NIBOR	Norwegian Interbank Offered Rate
CDX.EM	CDX Emerging Markets Index			OAT	Obligation Assumable by the Treasurer
CDX.NA.HY	CDX North America High Yield Index			PIK	Payment In-Kind
CDX.NA.IG	CDX North America Investment			RC	Revolving Loan Commitment
	Grade Index			REIT	Real Estate Investment Trust
ITRX.EUR	iTraxx Europe Index			SABOR	South African Benchmark Overnight Rate
ITRX.EUR.XOVER	iTraxx Europe Crossover Index			SARON	Swiss Average Rate Overnight
				SOFR	Secured Overnight Financing Rate
				SONIA	Sterling Overnight Index Average
				SPDR	Standard & Poor's Depositary Receipt
				SPI	Swiss Performance Index
				STIBOR	Stockholm Interbank Offered Rate
				STR	Short Term Rate
				TOPIX	Tokyo Price Index
				TSX	Toronto Stock Exchange

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index	Reference Rate
11-Day EONIA	4.00%
1-Day FEDEF	5.33
1-Day MUTSCALM	0.08
1-Day SABOR	8.21
1-Day SARON	1.45
1-Day SONIA	5.20
1-Month EURIBOR	3.72
1-Month HIBOR	4.47
1-Week CIBOR	3.67
1-Week NIBOR	4.54
1-Week STIBOR	3.76
3-Month JIBAR	8.34
6 month BUBOR	6.95
Banxico Mexico 1 Month Rate	11.25
BRLCDI	10.40
Euro STR	3.89
SOFR	5.34

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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin Alternative Strategies Funds and Shareholders of K2 Alternative Strategies Fund:
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of K2 Alternative Strategies Fund (the “Fund”) (the sole fund constituting Franklin Alternative Strategies Funds (the “Trust”)), including the consolidated schedule of investments, as of May 31, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (the sole fund constituting Franklin Alternative Strategies Funds) at May 31, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
July 23, 2024

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K2 ALTERNATIVE STRATEGIES FUND
Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2024:

	Pursuant to:	Amount Reported
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$1,398,678
Qualified Dividend Income (QDI)	§854(b)(1)(B)	$1,817,669

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Changes In and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meetings of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory AgreementsFor the period covered by this report

Agreements and Sub-Advisory Agreements
FRANKLIN ALTERNATIVE STRATEGIES FUNDS
K2 Alternative Strategies Fund
(Fund)
The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at an in person meeting held on May 21, 2024, unanimously approved the renewal of the Fund’s investment management agreement with K2/D&S Management Co., L.L.C. (K2 Advisors), and renewal/approval of each sub-advisory agreement between
K2 Advisors and each of the following sub-advisors (the Sub-Advisors):
ActusRayPartners Limited
Apollo Credit Management, LLC
Bardin Hill Arbitrage IC Management LP
Capital Fund Management SA
Electron Capital Partners, LLC
Graham Capital Management, L.P.
Jennison Associates LLC
Lazard Asset Management LLC
RBC Global Asset Management (UK) Limited
Franklin Advisers, Inc. (FAV)
Prior to a meeting of all of the trustees for the purpose of considering such renewal, the independent trustees participated in two other meetings held in connection with the renewal process. Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of K2 Advisors and representatives of certain Sub-Advisors (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement and the renewal/approval of the sub-advisory agreements for the Fund, the Board, including the independent trustees, determined that the investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.
As part of the approval process, the Board considered the process undertaken and information provided during its consideration and approval on February 27, 2024 of the amendment to the investment management agreement with K2 Advisors and the amendment to the schedule to the fee waiver and/or expense reimbursement agreement with K2 Advisors. Such amendments reduced (i) the investment management fees from 1.90% to 1.70% for the initial investment management fee rate (and with corresponding 0.20% decreases for each breakpoint in the investment management fee schedule), and (ii) the cap in the fee waiver and expense limitation arrangement from 1.90% to 1.70%, effective as of March 1, 2024, respectively. These amendments were designed to enable the Fund to continue to be competitive with its peers and to be better positioned for potential asset growth, as well as take into account the enhancements to the investment strategy that were implemented in the first quarter of 2024. The Board noted that the nature and quality of the overall services provided, and to be provided, by K2 Advisors as a result of the amendments would not be negatively affected. At the February 27, 2024 meeting, the Board determined that, after consideration of the factors discussed and presented, the services provided were reasonable in relation to the fees to be paid under the investment management agreement plus any benefits that may accrue to K2 Advisors, that the fees and benefits were within the range of what could have been negotiated at arms-length for these services, and that the terms of the investment management agreement, as amended, were fair and reasonable.
In making the foregoing approvals, the Board considered various materials related to the investment management agreement and the sub-advisory agreements including: (1) a copy of the investment management agreement and sub-advisory agreements; (2) information describing the nature, quality and extent of services that K2 Advisors and each Sub-Advisor provided, and/or are expected to provide, to the Fund, and the investment management fees and sub-advisory fees payable to K2 Advisors and each Sub-Advisor; (3) reports from K2 Advisors on the continued diligence conducted on each Sub-Advisor and the reasons for recommending renewal/approval of each of the sub-advisory agreements, including, but not limited to, each Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions; and (4) a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance program and capabilities, including policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to

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third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also took into account information furnished throughout the year at Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, derivatives, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales and redemptions, and marketing support payments made to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the FT complex in comparison to those charged to other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by K2 Advisors and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered K2 Advisors’ methods of operation within the FT group and its activities on behalf of other clients.
The information obtained by the trustees during the renewal process also included a special report prepared by Broadridge Financial Solutions, Inc., an independent third-party analyst that utilizes data from Lipper, Inc. (Lipper), comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to such Fund as selected by Lipper (Broadridge Section 15(c) Report). The trustees reviewed the Broadridge Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios and performance. The Board considered K2 Advisors’ views that the peer group determined by Lipper for comparison purposes may not be an entirely appropriate representation of the Fund’s peer universe. K2 Advisors explained that the universe of funds that are managed using multi-manager, multistrategy structures, like the Fund, continues to evolve, and has presented challenges in identifying an appropriate set of peers for the Fund. It was noted by K2 Advisors that the peer group compiled by Lipper includes single-manager funds which, due to their nature and relative simplicity, have lower expense ratios and are not true peers for fee comparison purposes (Base Expense Group). Because some of the sponsors of funds with multi-manager strategies that K2 Advisors considers to be peers were excluded from the peer group determined by Lipper, K2 Advisors requested a second peer group including funds that K2 Advisors considers to be peer funds (Alternate Expense Group) for the Board’s consideration. In addition, the Board noted that the Broadridge Section 15(c) Report did not reflect the changes to the Fund’s investment management fees and the cap in the fee waiver and expense limitation arrangement as the Lipper expense data is based upon information taken from each fund’s most recent annual report and such changes were made after such date. While noting the limitations of the Broadridge Section 15(c) Report, the Board concluded that the Broadridge Section 15(c) Report was helpful in the performance of its duties and took into account the Alternate Expense Group as part of its considerations.
In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against K2 Advisors and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal matters. The independent trustees also received reports from the Trust’s Chief Compliance Officer on regulatory inquiries and pending legal actions against the Sub-Advisors applicable to the services provided/to be provided by the Sub-Advisors to the Fund and noted that there were not any issues in this regard that should prevent the renewal/approval of the sub-advisory agreements.
The trustees reviewed the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of K2 Advisors and each Sub-Advisor, including each management team’s expertise in the management of other alternative strategies funds. As part of this review, particular attention was given to (1) the diligent risk management program of K2 Advisors and its parent, including those aspects of the program related to selecting and overseeing sub-advisors to the Fund and continual monitoring and management of cybersecurity, liquidity and counterparty credit risk, (2) each Sub-Advisor’s risk management program, and (3) derivatives and other complex instruments that are held and expected to be held by the Fund and how such instruments are used to carry out the Fund’s investment goal.
The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FT to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of K2 Advisors’ parent company and its commitment to the mutual fund business. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting. In addition, the Board received updates from management on the compliance of the investment manager with comprehensive rules and regulations promulgated by the SEC and the U.S. Commodity Futures Trading Commission.

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In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided, and/or to be provided, by K2 Advisors and each Sub-Advisor. In this regard, they reviewed the Fund’s investment goal and K2 Advisors’ and each Sub-Advisor’s investment strategy and sub-strategy, and K2 Advisors’ and each Sub-Advisor’s ability to implement such investment strategy and/or sub-strategy, including, but not limited to, K2 Advisors’ and each Sub-Advisor’s trading practices, investment decision processes and reputation. The Board also considered the investment management services that the investment manager and the Sub-Advisors (as applicable) provide to the Cayman Islands-based company, which is wholly owned by the Fund (Cayman Subsidiary).
The Board noted that the Fund employs a “manager of managers” structure, whereby K2 Advisors is responsible for selecting sub-advisors (subject to Board approval), principally allocating the Fund’s assets among them, and overseeing the sub-advisors’ day-to-day management of the Fund’s assets. The Board noted the responsibilities that K2 Advisors has as the Fund’s investment manager, including (1) due diligence on the Sub-Advisors and any potential new sub-advisors to the Fund, their respective trading strategies, risk management, operations and businesses, (2) on-going oversight and monitoring of the day-to-day investment activities of Sub-Advisors and other service providers, including their respective compliance with the investment mandate and restrictions, compliance policies and procedures and federal securities laws, and K2 Advisors’ ongoing assessment of their performance, (3) portfolio construction with respect to the allocation of assets among Sub-Advisors, investment funds, cash and other investments, (4) directly managing a portion of the Fund’s assets which are not allocated to Sub-Advisors, (5) risk management, (6) preparing quarterly reports to the Board, and (7) the implementation of Board directives as they relate to the Fund. The Trustees also considered the successful performance of K2 Advisors in managing the Fund and other investment products with similar investment strategies to the investment strategies of the Fund that are not subject to the Investment Company Act of 1940.
With respect to the sub-advisory services provided, and/or to be provided, by each Sub-Advisor, the Board noted the responsibilities that each Sub-Advisor has/will have with respect to the portion of the Fund’s assets allocated to the Sub-Advisor by K2 Advisors (Sub-Advised Portion), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies and limitations of the
Sub-Advised Portion. The trustees considered the performance of each Sub-Advisor in managing the Fund (as applicable) and other investment products with similar investment strategies to the investment strategies of its Sub-Advised Portion of the Fund, including, with respect to certain Sub-Advisors, mutual funds with similar investment strategies. The Board considered K2 Advisors’ rationale for recommending the retention of each Sub-Advisor.
The trustees reviewed the Fund’s portfolio management teams at K2 Advisors and each Sub-Advisor, including each such team’s performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation for K2 Advisors’ portfolio management team and noted that a portion of a K2 Advisors’ portfolio manager’s incentive-based compensation is paid in shares of pre-designated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees considered periodic reports provided to them showing that K2 Advisors and the Sub-Advisors complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the FT group of funds, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
The trustees discussed with management various other products, portfolios and entities that are advised by K2 Advisors and each Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.
The Board also considered a report from the Trust’s Chief Compliance Officer regarding K2 Advisors’ and each Sub-Advisor’s compliance program and capabilities as such programs and capabilities relate to the operations of the Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer. The Board considered the selection and due diligence process employed by K2 Advisors in selecting and deciding to retain each Sub-Advisor as a sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance and

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risk management capabilities. The trustees considered K2 Advisors’ significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.
The Board also considered the nature, extent and quality of the services to be provided under the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account transfer agent and shareholder services provided to Fund shareholders by an affiliate of K2 Advisors, noting favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the nature and quality of the overall services provided, and/or to be provided, by K2 Advisors and its affiliates and each Sub Advisor to the Fund and its shareholders and were confident in the abilities of K2 Advisors and each Sub-Advisor to implement their respective investment strategy and/or sub-strategy and to provide quality services to the Fund and its shareholders.
INVESTMENT PERFORMANCE. The trustees reviewed the investment performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023.
As part of their review, they inquired of management regarding benchmark and hedging activities. Consideration was also given to performance in the context of available levels of cash, including as affected by net flows, during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund and each Sub-Advisor.
In addition, attention in assessing performance was given to the Broadridge Section 15(c) Report. That report showed the investment performance of the Fund (Advisor Class shares) in comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper, included all institutional alternative multi-strategy funds. The Fund had total returns in the middle performing quintile for the ten-year period, the second-lowest performing quintile for the one- and five-year periods ended December 31, 2023 and total returns in the lowest performing quintile for the three-year period ended December 31, 2023. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the one-, three- and five-year periods ended December 31, 2023. In this regard, K2 Advisors informed the Board that, following a comprehensive review of the investment strategy of the Fund during 2023, K2 Advisors determined that enhancements to the investment strategy were warranted and implemented such enhancements in the first quarter of 2024. The Board took into account the recent performance of the Fund in light of the implementation of such enhancements, noting that such performance was strong. While disappointed with the relative underperformance of the Fund with respect to performance periods ended December 31, 2023 (other than for the ten-year period), and in light of the recent enhancements to the Fund, the Board did not believe that any further changes with respect to the Fund were warranted at the time. The Board noted that it would continue to monitor future performance.
COMPARATIVE EXPENSES AND PROFITABILITY. The trustees considered the cost of the services provided, and/or to be provided, by K2 Advisors and each Sub-Advisor and the profits realized by K2 Advisors and its affiliates from their relationships with the Fund. As part of the renewal process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In this regard, the trustees took into account the introduction in 2020 of breakpoints in the investment management fee schedule of the Fund, which were designed to better position the Fund for potential asset growth. In addition, and following on-going discussions with the independent trustees with respect to the investment management fees and expense ratio of the Fund, the trustees took into account the reduction earlier in the year in (i) the investment management fees from 1.90% to 1.70% for the initial investment management fee rate (and with corresponding 0.20% decreases for each breakpoint in the investment management fee schedule), and (ii) the cap in the fee waiver and expense limitation arrangement from 1.90% to 1.70%. In considering the appropriateness of the management fees and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of K2 Advisors personnel. The Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and/or to be provided, by K2 Advisors and each Sub-Advisor, as more fully discussed above. The Board also considered the changes negotiated by K2 Advisors in the sub-advisory fees charged by the Sub-Advisers, including the addition of breakpoints in the sub-advisory fee schedules of certain Sub-Advisors in the past few years. The Board noted that the sub-advisory fees are paid by K2 Advisors to each Sub-Advisor and are not additional fees borne by the Fund. The Board also noted that the sub-advisory fees paid, and/or to be paid, by K2 Advisors to each Sub-Advisor were the product of arms-length negotiations between K2 Advisors and each Sub-Advisor.
Furthermore, the Board took into account that information regarding Sub-Advisor profitability is not legally required to be provided. Accordingly, profitability information of the sub-advisors was given lesser weight than other factors. In addition, the Board considered the allocation of the investment management fees charged to the Fund between K2 Advisors and each Sub-Advisor in light of the nature, extent and quality of the investment management services provided, and/or to be provided, by K2 Advisors and each Sub-Advisor. As part of this discussion, the Board took into account the fee waiver and expense limitation arrangement in effect (as modified on the terms set forth above), and the amount of Fund expenses that were absorbed since inception of the Fund by K2 Advisors

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through such waivers and arrangements. The Board also considered the investment management services that the investment manager and the Sub-Advisors (as applicable) provide to the Cayman Subsidiary and the related fee waivers that are in place.
Consideration was also given to a comparative analysis in the Broadridge Section 15(c) Report of the investment management fees and total expense ratio of the Fund in comparison to those of a group of other funds selected by Lipper as its appropriate Lipper expense group.
Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
In reviewing comparative costs, emphasis was given to the Fund’s contractual management fees in comparison with the contractual management fees that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Advisor Class shares. The Fund’s contractual management fee rate was in the most expensive quintile of its Base Expense Group and its Alternate Expense Group. The Fund’s total expenses were in the most expensive quintile of its Base Expense Group and the second-most expensive quintile of its Alternate Expense Group.
Noting (i) that the Fund’s contractual management fees and total expenses were lower than the Fund’s primary competitor, (ii) the factors and limitations with respect to the Broadridge Section 15(c) Report (including the inclusion of single-manager funds in both peer groups and the fact that the Broadridge Section 15(c) Report did not reflect the changes to the Fund’s investment management fees and the cap in the fee waiver and expense limitation arrangement described above), and (iii) factors relating to the Fund’s operations, such as the quality and experience of K2 Advisors and the Sub-Advisors and the nature and quality of the services provided and/or to be provided by K2 Advisors and the Sub-Advisors, the Board found such comparative fees and expenses to be acceptable.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc. (FRI), from its overall U.S. fund business, as well as profitability to K2 Advisors and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2023, the most recent fiscal year-end of FRI. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. The Board also noted that an independent registered public accounting firm has been engaged by K2 Advisors to periodically review and assess the allocation methodologies to be used solely by the Board with respect to the profitability analysis.
The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; a comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of K2 Advisors and its parent. In discussing the Profitability Study with the Board, K2 Advisors stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
With respect to the impact on K2 Advisors’ and its affiliates’ profitability as a result of hiring FAV as a sub-advisor to the Fund, the Board considered the following: (1) the fee waiver and expense limitation arrangements in effect, the amount of Fund expenses that were absorbed since the inception of the Fund by K2 Advisors through such arrangements, and the expected impact of the engagement of FAV on the amount of Fund expenses being waived by K2 Advisors, (2) the level of sub-advisory fees to be paid to FAV, and (3) whether there is a conflict of interest from which K2 Advisors or the FAV derives an inappropriate advantage and concluded that no such inappropriate advantage existed.
The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements. The trustees also considered the extent to which K2 Advisors and the Sub-Advisors may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the trustees determined that the level of profits realized by K2 Advisors and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided. In addition, the Board noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
ECONOMIES OF SCALE. The Board considered economies of scale realized by K2 Advisors and its affiliates and the Sub-Advisors as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. The trustees noted that benefits of economies of scale will, depending on the fee waiver and expense limitation arrangement in effect at the time, potentially be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund. The Board also considered the fee waiver and

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expense limitation arrangement in effect, and the amount of Fund expenses that were absorbed since inception of the Fund by K2 Advisors through such waiver and arrangement. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect.
CONCLUSION
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Fund’s investment management agreement for an additional one-year period.

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© 2024 Franklin Templeton Investments. All rights reserved.	18120-AFSOI 07/24

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANY.

Not applicable.

ITEM 18.   RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Responses to both (a) and (b) are N/A

ITEM 19.   EXHIBITS.

(a)	(1)	Code of Ethics
(a)	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer and Chief Accounting Officer
(b)		Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin Alternative Strategies Funds

By (Signature and Title)	/s/ Christopher Kings
Christopher Kings, Chief Executive Officer – Finance and
Administration

Date July 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher Kings
Christopher Kings, Chief Executive Officer – Finance and
Administration

Date July 30, 2024

By (Signature and Title)	/s/ Jeffrey White
Jeffrey White, Treasurer, Chief Financial Officer, and Chief
Accounting Officer

Date July 30, 2024